As filed with the Securities and Exchange Commission on April 20, 2001

                            Registration No. 33-90888
                                    811-9010

                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|

                         Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. 16 |X|

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 18 |X|


                          TRANSAMERICA INVESTORS, INC.
                           (Exact Name of Registrant)

                     1150 South Olive, Los Angeles, CA 90015
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (213) 742-2111

Name and Address of Agent for Service:

Reid A. Evers, Esquire
Vice President and Associate General Counsel
Transamerica Occidental Life Insurance Company
1150 South Olive
Los Angeles, CA  90015

                                  Approximate date of proposed sale to the
                      public: As soon as practicable after effectiveness of the Registration Statement.

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24F-2 under the Investment Company Act of 1940. The Form 24F-2 for the year ended December 31, 1999 was filed on March 21, 2000.


         It                is proposed that this filing will become effective:
                           |_|immediately upon filing pursuant to paragraph (b) |X|on May 1, 2001 pursuant to paragraph (b)
                           |_| 60 days after filing pursuant to paragraph (a)(1) |_| on _______ pursuant to paragraph (a)(1)
                           |_| 75 days after filing pursuant to paragraph (a)(2) |_| on ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box: |_| this Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment. previously filed Post-Effective Amendment.

1

Transamerica Premier Funds - Investor Shares


Prospectus: May 1, 2001



Equity Funds
Transamerica Premier Aggressive Growth Fund
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Small Company Fund
Transamerica Premier Value Fund

Combined Equity & Fixed Income Fund
Transamerica Premier Balanced Fund

Fixed Income Funds
Transamerica Premier Bond Fund
Transamerica Premier High Yield Bond Fund
Transamerica Premier Cash Reserve Fund












Not FDIC Insured
May Lose Value
No Bank Guarantee








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents                                             Page

The Funds at a Glance....................................................   2
Fees and Expenses.....................................................      8
The Funds in Detail
         Transamerica Premier Aggressive Growth Fund ...............        9
         Transamerica Premier Equity Fund ___ ..............................9
         Transamerica Premier Index Fund.................................   10
         Transamerica Premier Small Company Fund _____ .....................10
         Transamerica Premier Value Fund ____ ............................. 11
         Transamerica Premier Balanced Fund.............................. _ 12
         Transamerica Premier Bond Fund................................. __ 13
         Transamerica Premier High Yield Bond Fund.................. ______ 14
         Transamerica Premier Cash Reserve Fund........................     15

Investment Adviser and Sub-Adviser..........................................16
         Adviser Fee
         Fund Managers


         Advisers Performance on Similar Funds
Shareholder Services......................................................  18
         Buying Shares..................................................... 18
         Important Information About Buying Shares.....................     18
         Selling Shares.....................................................19
         Important Information About Selling Shares.....................    19
         Selling Shares: In Detail..........................................20
         Exchanging Shares Between Funds  ..............................    20
         Investor Requirements & Services.................................  21
Your Guide To: Dividends & Capital Gains.................................   21
Your Guide To: Federal Taxes and Your Fund Shares  .....................    22
Share Price.................................................................23
Distribution Plan.........................................................  23
Summary of Bond Ratings  ...................................................23
Financial Highlights......................................................  24
Additional Information and Assistance................................ Back Cover

The Funds at a Glance

The following is a summary of each Fund's goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC.
The performance shown for each Fund assumes reinvestment of dividends. We compare each Fund's performance to a broad-based securities market index. Performance figures for these indexes do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund.

Transamerica Premier Aggressive Growth Fund

The Fund seeks to maximize long-term growth.

It invests primarily in domestic equity securities selected for their growth potential resulting from growing franchises protected by high barriers to competition. The Fund generally invests 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than our other equity funds, the poor results of one company can have a greater negative impact on the Fund's performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]

o  Best calendar quarter: 43.17% for quarter ending 12/31/98
o  Worst calendar quarter: -27.55% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)
                                            Since Inception
                           1 year   3 year  (6/30/97)*

Premier Aggressive

 Growth Fund               -18.60%  32.21%  34.38%
S&P 500 Index**            -9.10%   12.26%  13.62%


* Commencement of operations was 7/1/97.

** The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.


Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.


It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund's holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.




The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]


o        Best calendar quarter: 29.80% for quarter ending 12/31/99
o        Worst calendar quarter:  -14.57%for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)
                                            Since Inception
                  1 year       5 years      (10/2/95)
-----------------------------------------------------------------------
Premier Equity Fund            -13.81%      23.96%   22.28%
 S&P 500 Index*   -9.10%       18.33%       18.68%

*The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.




Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund's wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]


o        Best calendar quarter: 21.11% for quarter ending 12/31/98
o        Worst calendar quarter: -9.89% for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)
                                            Since Inception
                  1 year       5 years      (10/2/95)
-----------------------------------------------------------------------
Premier Index Fund             -9.15%       18.07%   18.43%
S&P 500 Index*    -9.10%       18.33%       18.68%

*The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.



Transamerica Premier Small Company Fund

The Fund seeks to maximize long-term growth.



It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations or annual revenues of no more than $1 billion.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund's holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.



The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]

o  Best calendar quarter: 53.56% for quarter ending 12/31/99
o  Worst calendar quarter: -33.63% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)
                                            Since Inception
                           1 year   3 years (6/30/97)*

Premier Small

 Company Fund              -26.00%  37.30%  39.79%
Russell 2000 Index**                -2.92%  4.82%    7.25%


* Commencement of operations was 7/1/97.

** The Russell 2000 Index measures the performance of the 2,000 smallest companies (approximately 8%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market).
 This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.



Transamerica Premier Value Fund

The Fund seeks to maximize capital appreciation.



We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. At least 80% of the Fund's assets will be invested in a diversified portfolio of domestic equity securities. ___ We typically concentrate the Fund's holdings in fewer than 50 well researched companies.


Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company's financial condition or adverse general economic or market conditions. As an equity fund, this Fund's performance may vary more than fixed income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on stock market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.



[chart goes here]






o        Best calendar quarter: 26.87% for quarter ending 12/31/98
o        Worst calendar quarter: -13.80% for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)

                                            Since Inception
-----------------------------------------------------------
                           1 year           (3/31/98)*
------------------------------------------------------
Premier Value Fund         10.72%             8.84%
S&P 500 Index**            -9.10%           8.17%

*Commencement of operations was April 1, 1998.

**The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.



Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company's poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]

o        Best calendar quarter: 21.75% for quarter ending 6/30/97
o        Worst calendar quarter:  -6.10% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)

                                 Since Inception

                     1 year        5 years      (10/2/95)
--------------------------------------------------------------
Premier Balanced Fund              9.89%         20.55%       20.01%
S&P 500 Index*       -9.10%         18.33%      18.68%
Lehman Brothers

   Government/Corporate

      Bond Index**   11.85%        6.24%        6.85%

*The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
** The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard & Poor's Corporation.
These Indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.



Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.


It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's and BBB or higher by Standard & Poor's (see Summary of Bond Ratings). We look for bonds with strong credit characteristics and additional returns as bond prices increase.


Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]

o        Best calendar quarter: 4.82% for quarter ending 12/31/95
o        Worst calendar quarter: -3.77% for quarter ending 3/31/96


Average Annual Total Returns Since Inception (as of 12/31/00)
                                            Since Inception
                  1 year       5 years      (10/2/95)
-----------------------------------------------------------------------
Premier Bond Fund 8.10%        5.63%        6.31%
Lehman Brothers
  Government/Credit
  Bond Index*     11.85%       6.24%        6.85%
* The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard & Poor's Corporation. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.



Transamerica Premier High Yield Bond Fund

The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.


It generally invests at least 80% of its assets in a diversified selection of lower-rated bonds, commonly known as "junk bonds." These are bonds rated below Baa by Moody's or below BBB by Standard & Poor's (see Summary of Bond Ratings). We seek bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.


Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]

o        Best calendar quarter: 8.63% for quarter ending 3/31/91
o        Worst calendar quarter: -5.54 for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)

                    1 year       5 years       10 years
--------------------------------------------------------------

Premier High Yield

  Bond Fund*        -2.01%       7.38%         11.24%
Merrill Lynch High Yield
  Master Index**    -3.79%       4.89%          10.86%
* Effective 7/1/98, the Transamerica High Yield Bond Fund (separate account) exchanged all of its assets for shares in the Transamerica Premier High Yield Bond Fund). The inception date of the Fund is considered to be 9/1/90, the separate account inception date. The performance prior to 6/30/98 is the separate account's performance recalculated to reflect the actual fees and expenses of the Fund. ** The Merrill Lynch High Yield Master Index provides a broad-based measure of the performance of the non-investment grade U.S. bond market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.



Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund's performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.


An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]

o        Best calendar quarter: 1.63% for quarter ending 12/31/00
o        Worst calendar quarter: 1.17% for quarter ending 6/30/99

Average Annual Total Returns Since Inception (as of 12/31/00)

                                 Since Inception

                         1 year        5 years  (10/2/95)
--------------------------------------------------------------
Premier Cash Reserve Fund*    6.34%             5.53%         5.54%
iMoneyNet Money Fund Report**    5.79%          5.04%5.04%

* The seven-day current and effective yields were 6.42% and 6.63% for the Investor Class, respectively, as of December 31, 2000. You can get the seven-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.
** iMoneyNet (Formerly IBC's Money Fund ReportTM) First Tier represents all taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Fees and Expenses

 There is no sales charge (load) or other transaction fees for the Funds that you pay directly. However, investors do pay fees and expenses incurred by each Fund.

Annual Fund Operating Expenses (as a percent of average net assets)

                                                   Total
Transamerica     Management  DistributionOther     Operating
------------------------------------------------------------------------------
Premier Fund     Fee         (12b-1) Fee Expenses  Expenses


Aggressive Growth 0.85%      0.25%       0.22%       1.32%
Equity           0.85%       0.25%       0.16%       1.26%
Index            0.30%       0.10%       0.52%       0.92%
Small Company    0.85%       0.25%       0.16%       1.26%
Value            0.75%       0.25%       0.82%       1.82%
Balanced         0.75%       0.25%       0.24%       1.24%
Bond             0.60%       0.25%       0.55%       1.40%
High Yield Bond  0.55%       0.25%       2.74%       3.54%
Cash Reserve     0.35%       0.10%       0.12%       0.57%



The Fund's total operating expenses above include the maximum adviser fees, maximum 12b-1 fees and other expenses that the Fund paid during 2000. However, during 2000, fee waivers and/or expense reimbursements were in place for some of the Funds. With these fee waivers and reimbursements the actual total operating expenses incurred for 2000 wereIndex = 0.25%; Value = 1.20%; Bond = 1.30%; High Yield Bond = 0.90%; and Cash Reserve = 0.25%. The Adviser has agreed to continue to waive part of its Adviser Fee, the Distributor has agreed to continue to waive the distribution fee for Cash Reserve Fund only, and the Adviser has agreed to reimburse any other operating expenses to ensure that annualized expenses for the Funds (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed these caps. These measures will increase the Funds' returns. The Adviser may, from time to time, assume additional expenses. The fee waivers and expense assumptions may be terminated at any time without notice.


Example
The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same as shown above. The examples are based on expenses without waivers or reimbursements. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                Investment Period
Premier Fund        1 Year   3 Years  5 Years  10 Years
-----------------------------------------------------------------------

Aggressive Growth   $134     $418     $723     $1,590
Equity              $128     $400     $692     $1,523
Index               $94      $293     $509     $1,131
Small Company       $128     $400     $692     $1,523
Value               $185     $573     $985     $2,137
Balanced            $126     $393     $681     $1,500
Bond                $143     $443     $766     $1,680
High Yield Bond     $357     $1,085   $1,836   $3,809
Cash Reserve        $  58    $183     $318     $   714


The Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance.

Premier Aggressive Growth Fund

Ticker Symbol, Investor Shares: TPAGX

Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

The Investment Adviser's equity management team selects U.S. companies showing:
o  Strong potential for steady growth
o  High barriers to competition

We seek out the industry leaders of tomorrow - and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies
We generally invest 90% of the Fund's assets in a non-diversified portfolio of equity securities of U.S. companies. We select these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Since the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value.


This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

Premier Equity Fund

Ticker Symbol, Investor Shares: TEQUX

Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We focus on identifying fundamental change in it's early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it's own merits as a premier company in our opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

|X|      Shareholder-oriented management
|X|      Dominance in market share
|X|      Cost production advantages
|X|      Leading brands
|X|      Self-financed growth
|X|      Attractive reinvestment opportunities


Policies

We generally invest at least 80% of the Fund's assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.


This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

Premier Index Fund

Ticker Symbol, Investor Shares: TPIIX

Goal
Our goal is to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

Strategies
To achieve our goal, we use a combination of management techniques. We generally purchase common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, we also invest in futures and options with returns linked to the S&P 500, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 as closely as possible. The correlation between the performance of the Fund and the S&P 500 Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

Policies
We buy the stocks that make up the S&P 500 Index, with the exception of Transamerica Corporation common stock. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor's Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500, such as S&P 500 Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500 and to offset transaction costs and other expenses.

Risks
This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500. The performance of the Fund will reflect the performance of the S&P 500 Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index's performance will be impeded by these expenses.


This Fund is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please note: Standard & Poor's(R), S&P(R), Standard & Poor's 500(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Sub-Adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Premier Small Company Fund

Ticker Symbol, Investor Shares: TPSCX

Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Companies with smaller capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, our equity management team selects stocks issued by smaller U.S. companies which show:
o Strong potential for steady growth
o High barriers to competition

We seek out the industry leaders of tomorrow and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies

We generally invest at least 80% of the Fund in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small companies. Small companies are those whose market capitalization or annual revenues are no more than $1 billion.


We may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with smaller asset bases or revenues are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.


This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

Premier Value Fund
Ticker Symbol, Investor Shares: TPVIX

Goal
Our goal is to maximize capital appreciation.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. In projecting cash flows and determining intrinsic value, we use multiple factors such as:
|X|       the quality of the management team;
|X|      the company's ability to earn returns on capital in excess of the cost of capital;
|X|       competitive barriers to entry; and
|X|       the financial condition of the company.
We take a long-term approach to investing and view each investment in a company as owning a piece of the business.

|X| ______ To achieve our goal, we may invest in securities issued by companies of all sizes. Generally, however we will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.


We typically concentrate the Fund's holdings in fewer than 50 well-researched companies. Policies We generally invest at least 80% of the Fund's assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.


This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

Premier Balanced Fund
Ticker Symbol, Investor Shares: TBAIX

Goal
Our goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies
To achieve our goal we invest in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser's equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Equity Investments - Our Adviser's equity management team buys shares of companies that have many or all of these features: o Outstanding management o Superior track record o Well-defined plans for the future o Unique low cost products o Dominance in market share or products in specialized markets o Strong earnings and cash flows to foster future growth o Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

Fixed Income Investments - The Adviser's bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund's total assets, with the remaining 30% to 40% of the Fund's assets primarily invested in high quality bonds with maturities of less than 30 years. We may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund's assets. At times, we may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium and smaller size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund's bond portfolio, the greater the fluctuation. The value of any of the Fund's bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class' contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.


This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.


Premier Bond Fund
Ticker Symbol, Investor Shares: TPBIX

Goal
Our goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

To achieve our goal, the Investment Adviser's bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:
o ________ Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.
o ________ Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

We generally invest at least 80% of the Fund's assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's Investors Service (Moody's) and BBB or higher by Standard & Poor's Corporation (S&P). Moody's and S&P are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. We may also invest up to 35% of the Fund's assets in lower-rated securities. Those securities are rated Ba1 by Moody's and BB+ or lower by S&P. We may also invest in unrated securities of similar quality, based on our analysis of those securities. Our investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short term bonds. While lower-rated bonds make up a much smaller percentage of the Fund's assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings.

The Fund's investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.


This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

Premier High Yield Bond Fund

Ticker Symbol, Investor Shares: THYBX


Goal
Our goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.


To achieve our goal, the Investment Adviser's fixed income management team:
o Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations o Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal o Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation

Policies

We generally invest at least 80% of this Fund's assets in a diversified portfolio of high yield, below investment grade debt securities commonly referred to as "junk bonds." Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody's or CCC by Standard & Poor's. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.


The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund's objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
The value of the Fund's investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund's bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody's or BBB by Standard & Poor's). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser's bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.


This Fund Is Intended For

Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.

Premier Cash Reserve Fund
Ticker Symbol, Investor Shares: TPCXX

Goal
Our goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies
This is a money market fund. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve our goal, we invest primarily in:
o  Short-term corporate obligations, including commercial paper, notes and bonds
o Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities
o Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks
o  Repurchase agreements involving any of the securities mentioned above

We also seek to maintain a stable net asset value of $1.00 per share by: o Investing in securities which present minimal credit risk
o Maintaining the average maturity of obligations held in the Fund's portfolio at 90 days or less

Policies
Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks
The interest rates on short-term obligations held in the Fund's portfolio will vary, rising or falling with short-term interest rates generally. The Fund's yield will tend to lag behind general changes in interest rates. The ability of the Fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.


This Fund Is Intended For

Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.


Investment Adviser

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser is controlled by Sub-Adviser Transamerica Investment Services, Inc. ("TIS"). The Adviser manages $9 billion in mutual funds, separate accounts and pension assets, previously managed by TIS. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser's duties include, but are not limited to:
|X|      Supervising and managing the investments of each Fund;
|X| ______ Ensuring that investments follow each Fund's investment objective, strategies, and policies and comply with government regulations; and
|X|      Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser's senior officers.

 Sub-Adviser

Transamerica Investment Services, Inc. (the "Sub-Adviser") ,has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated life insurance companies since 1981. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Under an agreement with the Adviser, TIS provides the Adviser with certain investment research and other services and, in this regard, it serves as Sub-Adviser to the Funds.


Advisory Fees

For its services to the Funds, the Adviser receives an adviser fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.


   --------------------------- -------------

                               Advisory Fee


   Premier Fund

   --------------------------- -------------
   --------------------------- -------------

   Aggressive Growth           0.85%

   --------------------------- -------------
   --------------------------- -------------

   Equity                      0.85%

   --------------------------- -------------
   --------------------------- -------------

   Index                       0.30%

   --------------------------- -------------
   --------------------------- -------------

   Small Company               0.85%

   --------------------------- -------------
   --------------------------- -------------

   Value                       0.75%

   --------------------------- -------------
   --------------------------- -------------

   Balanced                    0.75%

   --------------------------- -------------
   --------------------------- -------------

   Bond                        0.60%

   --------------------------- -------------
   --------------------------- -------------

   High Yield Bond             0.55%

   --------------------------- -------------
   --------------------------- -------------

   Cash Reserve                0.35%

   --------------------------- -------------

-----------------------------------------------

In 2000, the Adviser waived a portion of the advisory fee payable by the Index and Cash Reserve Funds and was paid 0.00% and 0.16%, respectively, of the Fund's average daily net assets. Such waivers will increase a Fund's return. This is intended to make the Funds more competitive. The Adviser may terminate this practice at any time.


Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

o        Custodian;
o        Legal;
o        Auditing;
o        Administration;
o        Registration fees and expenses; and
o ________ Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.


Fund Managers

The following listing provides a brief biography of the primary manager and co-managers for each of the Funds:

Transamerica Premier Aggressive Growth Fund

Primary Manager since 1999: Christopher J. Bonavico, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Fund Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, the Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.


Co-Manager since 1999: Daniel J. Prislin
(See Value Fund)


Transamerica Premier Equity Fund

Primary Manager since 1998: Jeffrey S. Van Harte, CFA, Senior Vice President and Head of Equity Investments, Transamerica Investment Management, LLC. Vice President, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Fund since 1998 and Transamerica VIF Growth Portfolio since 1984. Co-Manager of theTransamerica Value Fund. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of the Security Analysts of San Francisco.. B.A., California State University at Fullerton. Joined Transamerica in 1980.


Co-Manager since 1999: Gary U. Rolle'
(See Balanced Fund)

Transamerica Premier Index Fund

Primary  Manager  since 1998:  Lisa L.  Hansen,  Assistant  Vice  President  and
Portfolio Manager, Transamerica Investment Management, LLC. Assistant Vice President and Senior Trader, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Index Fund since 1998. B.A., University of California at Santa Cruz. Senior Trader, Husic Capital Management, 1988-1997. Joined Transamerica in 1997.

Co-Manager since 2000: Thomas J. Ray, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Member of the Los Angeles Society of Financial Analysts and Bond Club of Los Angeles. MS, University of
Wisconsin-Madison. B.B.A., University of Wisconsin-Madison. Course Administrator, University of Wisconsin-Madison Graduate School of Business, 1990-1991. Financial Analyst, Madison Valuation Associates, 1989-1991. Joined Transamerica in 1991.

Transamerica Premier Small Company Fund
Primary Manager since 1999: Christopher J. Bonavico
(See Aggressive Growth Fund)

Co-Manager since 2001: Kenneth F. Broad, CFA, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Co-manager of a Transamerica corporate account. Co-manager of the Transamerica Small Company Fund. Vice-President, Portfolio Manager and Analyst, Franklin Templeton Investments, 1994-2000. Member of the Security Analysts of San Francisco. B.A., Colgate University. M.B.A., Anderson Graduate School of Management at UCLA. Joined Transamerica in 2000.


Transamerica Premier Value Fund

Primary Manager since 1999: Daniel J. Prislin, CFA, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Equity Analyst, Transamerica Investment Services, Inc. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. MBA, University of California at Berkeley. Joined Transamerica in 1998.


Co-Manager since 1998: Jeffrey S. Van Harte (see Equity Fund).

Transamerica Premier Balanced Fund

Primary Manager since 1998: Gary U. Rolle, CFA,President and Chief Investment Officer, Transamerica Investment Management, LLC. President and Chief Investment Officer, Transamerica Investment Services, Inc. Chairman & President, Transamerica Income Shares, Inc., a closed-end investment company. Chief Investment Officer, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Manager of the Transamerica Balanced Fund and Transamerica Premier Balanced Fund since 1998. Co-Manager of the Transamerica Premier Equity Fund, Transamerica Equity Fund and Fund A (both separate accounts), and Transamerica corporate accounts. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.


Co-Manager since 1999: Jeffrey S. Van Harte
(See Equity Fund)

Co-Manager since 1999:  Heidi Y. Hu
(See Bond Fund)

Transamerica Premier Bond Fund

Primary Manager since 1998: Matthew W. Kuhns, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Bond Fund since 1998. Was Co-Manager of the Transamerica Premier Bond Fund and the Transamerica Bond Fund. Member of the Bond Club of Los Angeles. B.A., University of California, Berkeley. M.B.A., University of Southern California. Joined Transamerica in 1991.

Co-Manager since 1999: Heidi Y. Hu, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Income Shares, Inc. since 1998. Co-Manager of the Transamerica Bond Fund since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.


Transamerica Premier High Yield Bond Fund

Primary Manager since 1999: Matthew W. Kuhns
(See Bond Fund)

Co-Manager since 1999:  Thomas J. Ray
(See Index Fund)

Co-Manager since 1999:  Edward S. Han

(See Cash Reserve Fund)


Transamerica Premier Cash Reserve Fund

Primary Manager since 1999: Edward S. Han, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Securities Analyst, Transamerica Investment Services, Inc. B.A., University of California at Irvine. M.B.A., Darden Graduate School of Business Administration at the University of Virginia. Vice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.


Co-Manager since 1999: Heidi Y. Hu
(See Bond Fund)







Advisers Performance on Similar Funds


The Funds' Adviser, and previously the Sub-Adviser, alsomanages separate accounts for pension clients of Transamerica Corporation's affiliated companies for over ten years.


The investment objectives, policies and strategies of the Transamerica Premier Equity, Index, Balanced, High Yield Bond, Bond and Cash Reserve Funds are substantially similar in all material respects as the separate accounts from which they were cloned. In addition, the Transamerica High Yield Bond separate account transferred all its assets (i.e., the intact portfolio of securities) to the Transamerica Premier High Yield Bond Fund in exchange for its shares on the day that Premier Fund began selling shares.

The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times.

In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The High Yield Bond separate account performance shown below was recalculated to reflect the fees and expenses currently being charged by the Fund.

Additionally, the performance of the Premier Funds may differ from the separate accounts' performance for reasons such as timing of purchases and sales, availability of cash for new investments, brokerage commissions, diversification of securities, and the investment restrictions, both regulatory and by prospectus, imposed on the Funds.

The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts
Transamerica Equity Fund
Transamerica Equity Index Fund
Transamerica Balanced Fund
Transamerica High Yield Bond Fund
Transamerica Bond Fund
Transamerica Cash Management Fund

Premier Funds
------------------
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Balanced Fund
Transamerica Premier High Yield Bond Fund
Transamerica Premier Bond Fund
Transamerica Premier Cash Reserve Fund




The following table illustrates the separate accounts' performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending December 31, 2000.


                   1           5           10       Since
                   Year        Years       Years    Inception3

Equity Fund        -11.26%     26.50%%     27.17%   22.86%%
Premier Equity Fund            -13.81%     23.96%  --22.28%
S&P 500 Index4     -9.10%      18.33%      17.46%   14.12%

Equity Index Fund  -9.42%      17.58%      16.77%   15.49%
Premier Index Fund -9.15%         18.07   --        18.43%
S&P 500 Index4     9.10%       18.33%      17.46%   15.89%

Balanced Fund      4.96%       18.93%     --        18.86%
Premier Balanced Fund          9.89%       20.55%  --20.01%
S&P 500 Index4     -9.10%      18.33%      17.46%   17.13%
Lehman Brothers
  Govt./Credit Index6          11.85%      6.24%    8.01%     6.68%

High Yield Bond Fund           -1.40%      7.64%    11.18%    11.11%
Premier High Yield
Bond Fund          -2.01%      7.38%       11.24%    10.88%
Merrill Lynch All High5
   Yield Index     -3.79%      4.89%       10.86%   9.98%

Bond Fund          9.13%       6.19%       9.21%    11.24%
Premier Bond Fund  8.10%       5.63%      --        6.31%
Lehman Brothers
  Govt./Credit Index6          11.85%      6.24%    8.01%     9.32%

Cash Management Fund75.89%     5.11%       4.66%    6.41%
Premier Cash Reserve
     Fund          6.34%       5.53%      --        5.54%
The iMoneyNet
     Fund ReportTM8            5.79%       5.04%    4.59%      6.35%


1Average Annual Total Return calculated as shown in the Statement of Additional Information.
2The performance of the Premier Funds reflects that of the Investor Shares, which are subject to Rule 12b-1 fees. 3The inception date of all Premier Funds shown in the table is October 2, 1995. Inception dates of the separate accounts:
Equity - 10/1/87; Equity Index - 10/1/86; Balanced 4/1/93; High Yield Bond - 9/1/90; Bond - 5/1/83; and Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception.
4The Standard and Poor's 500 Index consists of 500 widely held, publicly traded common stocks. 5The Merrill Lynch All High Yield Index consists of high yield bonds. 6The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10-years or longer that are rated investment grade or higher by Moody's Investor Services, Inc.or Standard and Poor's Corporation.
7The 7-day current yield was 5.92% as of 12/31/00.
8iMoneyNetTM(formerly the IBC's Money Money Fund ReportTM) - All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940.
These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.





Shareholder Services

We've made opening an account, investing in shares and account management as easy and efficient as possible. For your convenience, we also provide a complete range of services to meet your investment and financial transaction needs.

Our Investor Services Provide You With :
o        A simple application form and service representatives to assist you
o        Purchases, exchanges and redemptions by phone
o        Purchases and redemptions by wire
o        Automatic Investment Plan
o        Automatic Exchange Plan
o        Automatic Withdrawal Plan
o        Automatic reinvestment of dividends
o        Accounts for gifting assets to minors
o        Electronic or wire credits to your bank account from shares you redeem
o        Check writing (minimum of $250) with the Premier Cash Reserve Fund
o        Individual Retirement Account (IRA) administration
o ________ PremierQuote, a 24-hour automated information and transactions service line (1-800-892-7587, option 2) o On-line Transactions, including purchasing, exchanging, and redeeming shares, are available via our web site at www.transamericafunds.com.

               You choose the services that meet your personal needs for investing and convenience. Have questions? We're ready to help.
                   Simply call 1-800-89-ASK-US (1-800-892-7587) for assistance and information.

To Open Your Account, All You Need To Do Is:
o        Complete the application;
o ________ Enclose a check or money order for the amount you want to invest; and
o Mail these two items to:
                  Transamerica Premier Funds
                  P.O. Box 9232
                  Boston, MA 02205-9232.
o ________ You can also make your initial investment by wiring funds from your bank to our custodian, State Street Bank. For instructions on this option, please refer to the section entitled "By Wire" in BUYING SHARES.

BUYING SHARES

Here's what you need to do:

By Mail for additional investments in the Funds of your choice.
o        Fill out an investment coupon from a previous confirmation statement;
or
o Indicate on your check or a separate piece of paper your name, address and account number; and
o        Mail it to:       Transamerica Premier Funds
                  P.O. BOX 9232
                  BOSTON, MA 02205-9232.

By Automatic Investment Plan for regular monthly investments from your bank account or other source to the Fund(s) of your choice: o Select this service when you fill out your application; o Choose the day of each month that you want to invest; and o Choose the amount you want to invest in each Fund ($50 minimum per Fund per month).

By Telephone to make periodic electronic transfers from your designated bank account. o Select this service when you fill out your application. o When you want to buy shares, call 1-800-89-ASK-US (1-800-892-7587): o Option 2 for PremierQuote automated system, or o Option 3 for a service representative.

By Wire to make your initial or additional investments in the Funds by wiring money from your bank. o Send us your application form (if this is for your initial investment). o Instruct your bank to wire money to:
         State Street Bank ABA number 011000028 DDA number 9905-134-4.
o        Specify on the wire:
         a. Transamerica Premier Funds;
         b. Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);
         c. Your account number; and d. Your name and address.

Important Information About Buying Shares

Here's what you need to know:

By Mail
o All investments made by check should be in U.S. dollars and made payable to Transamerica Premier Funds.
o In the case of a retirement account, the check should be made payable to the custodian, State Street
     Bank and Trust Company.
o ________ We will not accept third party checks or checks without your preprinted name and address. o We will not accept checks drawn on credit card accounts. o When you make investments by check or automatic investment plan, you must wait 15 business days before you can redeem that investment.

By Automatic Investment Plan
o ________ Monthly investments must be at least $50 for each Fund in which you are automatically investing. o You can change the date or amount of your monthly investment, or cancel your Automatic Investment Plan, at any time by letter or telephone (with previous authorization from you). Give us at least 20 business days before the change is to become effective.

By Telephone
o ________ We accept all telephone instructions we reasonably believe to be accurate and genuine. o We will take reasonable precautions to make sure that telephone instructions are genuine. o Positively identifying customers, tape recording telephone instructions, and providing written confirmations are precautions we may take to provide a reasonable level of assurance that telephonic purchases are genuine.

By Wire
o ________ Wired funds are considered received by us when we receive the wire and all of the required information stated on the previous page.
o ________ If we receive your telephone call and wire before the New York Stock Exchange closes, usually 4:00 P.M. eastern time, the money is credited that same day if you have supplied us with all other needed information.

In General
o ________ Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned.
o ________ The price you pay for your shares will be the next determined net asset value after your purchase order and all required information is received.
o ________ We reserve the right to reject any application or investment. There may be circumstances when we will not accept new investments in one or more of the Funds.
o ________ If you have a securities dealer, bank, or other financial institution handle your transactions with us you may be charged a fee by them.

Minimum Investment
                             Minimum       Minimum
                             Initial                 Subsequent
Type of Account              nvestment     Investment
-----------------------------------------------------
Regular Accounts             $1,000        $100 / $50*
Pension Plans or IRAs        $250          None
Uniform Gift to Minors
   (UGMA) or Transfer
   to Minors (UTMA)          $250          $100 / $50*
Automatic Investment Plans   $50           $50

*Minimum subsequent investment is $50 per month for the Automatic Investment
Plan.

SELLING SHARES

Selling shares is also referred to as "redeeming" shares. You can redeem your shares at any time. You'll receive the net asset value of your redemption after we receive your request, assuming all requirements have been met. For additional information on redemptions, see "Selling Shares: In Detail" in this section of the prospectus.

Here's what you need to do:

By Mail Your written instructions to us to sell shares can be in either of these forms: o By letter; or o By assignment form or other authorization granting legal power to other individuals to sell your Fund shares.

By Telephone If you've authorized telephone redemption privileges with us in writing, you can sell your shares over the telephone. o Select this privilege when you fill out your application.
o        Call 1-800-89-ASK-US (1-800-892-7587):
o        Option 3 to talk to a service representative; or
o        Or option 2 to redeem via PremierQuote.

By Check This option is only available for shareholders of the Transamerica Premier Cash Reserve Fund. o To be eligible for this privilege, you must complete the Checkwriting Signature/Authorization Card when you fill out your application.
o ________ The signature(s) you provided must appear on the check for it to be honored.

By Automatic Withdrawal Plan This option allows you to automatically sell enough shares each month to receive a check or automatic deposit to your bank account.
o To set up an Automatic Withdrawal Plan, call us at 1-800-89-ASK-US (1-800-892-7578). o We will ask you when, how much and from which Fund(s) you want to be paid each month. o The minimum is $50 per month per Fund.

Important Information About selling Shares

Here's what you need to know:

By Mail
o ________ Once you've mailed your redemption request to us, it is irrevocable and cannot be modified or cancelled. o If the amount redeemed is over $50,000, all registered owners must sign a written request and all signatures must be guaranteed. Signature guarantees can usually be provided by securities brokers or dealers, securities exchanges, banks, savings and loan companies and credit unions. Please note that notary publics do not provide this service.

By Telephone
o ________ Be certain that your decision to sell your shares is firm, because once you've made your telephone request, it cannot be modified or canceled.
o ________ We accept all telephone instructions we reasonably believe to be accurate and genuine. o We will take reasonable precautions to make sure that telephone instructions are genuine. o This includes positively identifying all of our customers, tape recording telephone instructions and providing written confirmations of telephonic redemptions.
o ________ If reasonable procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions.

By Check  (Transamerica Premier Cash Reserve Fund only)
o If you close your account by check, we will send you any accrued dividends by check.
o        You can write an unlimited number of checks, as long as:
o        each check is for $250 or more; and
o        the account balance remains above the required minimum of $500.
o This option is not available for pension or retirement accounts of any kind, including IRAs, or any other account controlled by a fiduciary.

By Automatic Withdrawal Plan
o ________ If you sign up for this plan at any time after you make your initial investment, or increase the monthly payments at any time, these requests must be in writing and signed by all registered owners of the account.
o ________ When you make your initial investment, you may request that payments be sent to an address other than the address of record. At any later time, however, requests for payments to be sent to an address other than the address of record must be signed by all registered owners of the account, and their signatures must be guaranteed.
o ________ You can cancel the plan or change the amount of payments by writing to us. Cancellation or changes will become effective within 15 days after we receive your instructions.
o        We can cancel this option at any time. If we do so, we will notify you.
o ________ If the amount of the monthly payments you receive exceeds the dividends, interest and capital appreciation of your shares, your investment will be depleted.


SELLING SHARES: IN DETAIL

Redemption Timetables & Practices

How long it takes
Your redemption check is usually mailed to you on the second business day after we receive your request. It will not be sent later than seven days, provided we have all the information we need. If we need information, we will contact you.

Postponements We may postpone redemptions if:
a) _______ The New York Stock Exchange (NYSE) closes during its usual business hours; b) If the NYSE restricts trading; c) The U.S. Securities & Exchange Commission (the Commission) declares an emergency; or d) The Commission permits a delay to protect investors.

Purchase checks must clear prior to redeeming shares
If you redeem shares shortly after buying them, we may hold the proceeds from your redemption for more than seven days, but only until the purchase check clears. This may take up to 15 days. If you anticipate redemptions soon after buying shares, please wire your purchase payment to avoid this delay.

Redemption Transaction Policies

When Pricing Occurs
All redemptions are made and the price of your shares is determined on the day we receive all of the necessary documentation.

Dollar Amounts Only
We cannot accept redemptions for a certain date or price per share. We can only accept redemptions for the dollar amount that you state.

Large Redemptions
For redemptions greater than $250,000, the Company reserves the right to give you marketable securities instead of cash.

Redemption Safeguards

Change of Address
If you request a redemption check within 30 days of your address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling us with your new address as soon a possible.

Proceeds to Registered Owner
Except when transferring redemption proceeds to a new custodian of a tax qualified plan, we will make all payments to the registered owner of the shares, unless you instruct us to do otherwise in writing.

All Checks Go To Address of Record
We will mail all checks to the address on the account, unless you instruct us in writing to do otherwise.

Authorized Signatures
When redemption requests are made on behalf of a corporation, partnership, trust, fiduciary, agent or unincorporated association, the individual signing the request must be authorized.

Spousal Consent & Retirement Plan Redemptions
If a redemption request is made for an account that is part of a qualified pension plan, spousal consent may be required.

IRS Redemption Reporting Requirements
The IRS requires that requests to redeem shares in an IRA or 403(b) plan be accompanied by an IRS Form W4-P (pension income tax withholding form, which we provide) and a reason for withdrawal.

Market Timing

We may not accept your repurchase if you have made four or more redemptions and repurchases involving the same Fund within the same calendar year. Excessive trading of Fund shares in response to short-term market fluctuations, also known as market timing, may make it difficult to manage a Fund's investments. When large dollar amounts are involved, market timing can also make it difficult to use long-term strategies because it is difficult to predict how much cash a Fund will have to invest.




Exchanging Shares Between Funds

Exchanging shares that you own in one Fund for shares in another enables you to redirect your investment dollars. Each Fund has a different portfolio of investments designed to fulfill a specific financial goal. Assess your changing needs for growth, income and capital preservation. As your investment needs change, you may find it beneficial to exchange shares to the Funds whose purposes most closely match your current personal goals.

You Can Exchange Shares By Mail, By Telephone or By Automatic Exchange Plan

Here's what you need to do:
o ________ To exchange shares by mail or telephone, use the same procedures you would in buying shares. Exchanges are available to any resident of any state in which Fund shares are legally sold.
o ________ You may exchange shares once or twice per month with the Automatic Exchange Plan. The minimum is $50 per month. You need to request this service in writing, and your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for more information.


Here's what you need to know:

o Exchanges are not designed for market-timing purposes and can be rejected.
o        The exchange option can be modified or terminated at any time.

o ________ Exchanges are designed to help you more closely align your investments with your personal investment objectives and risk tolerance levels.
o ________ Exchanges are treated as a sale of shares from one Fund and the purchase of shares in another Fund, and therefore could be taxable events.
o ________ Exchanges can be made in regular intervals using the Automatic Exchange Plan.
o ________ Exchanges may be suspended for the remainder of the calendar year if you make more than four exchanges involving the same Fund without the Automatic Exchange Plan.
o ________ Exchanges into or out of the Funds are made at the next determined net asset value per share after we receive all necessary information.
o ________ Exchanges are accepted only if the ownership registrations of both accounts are identical.


Investor Requirements & Services

Taxpayer Identification Numbers
|X| ______ You must provide your taxpayer identification number.
|X|      You must state whether you are subject to backup withholding for prior under-reporting.
|X|      Without your taxpayer identification number, redemptions, exchanges, dividends and capital gains distributions will be subject to federal withholding tax.

Changes of Address

By Telephone Please call 1-800-89-ASK-US to change the address on your account.

By Written Request Send us a written notification signed by all registered owners of your account. Include:
         a. The name of your Fund(s);
         b. The account number(s);
         c. The names on the account(s); and
         d. Both old and new addresses.

Redemption Safeguard
Within the first 30 days of an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred.


E-mail
As e-mail is not secure and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we can not respond to account specific requests received via e-mail. For your protection, we ask that all transaction requests be submitted only via phone or mail, or through the secure "Your Account" link on our website.

Toll free number: 1-800-89-ASK-US

Address:          Transamerica Premier Funds
                           PO Box 9232
                           Boston, MA, 02205

Website:          www.transamericafunds.com



Signature Guarantees
|X| ______ Signature guarantees are required of all owners of record on accounts involving redemptions of $50,000 or more.
|X| ______ Signature guarantees must be made by a bank, trust company, saving bank, savings and loan association or member of a national stock exchange.
|X| ______ Please call 1-800-89-ASK-US with any questions regarding this subject.

Minimum Account Balances
|X| ______ Each account in which you own shares must maintain a minimum balance of $500. |X| If an account falls below $500 as a result of your action, we will notify you. |X| We will give you 30 days to increase your balance.
|X| _______ If you do not increase your balance, we will redeem your shares and pay you their value.

|X|      This minimum does not apply if:
a) _______ You are actively contributing to that account through the Automatic Investment Plan; or b) Your Fund shares are in a pension or retirement savings program (including IRAs), or a Uniform Gifts to
         Minors Account(UGMA/UTMA).

Transferring Ownership of Shares

To transfer ownership of your shares to another person or organization, or to change the name on an account, you must send us written instructions. This request must be signed by all registered owners of your account and the signatures must be guaranteed.

To change the name on an account, the shares must be transferred to a new account. This request must include a signature guarantee. This option is not available for pension and retirement savings programs. Please call 1-800-89-ASK-US for additional information.

Your Statements, Annual Report & Prospectus

Quarterly Statements We will send you a consolidated, quarterly statement of your account, showing all transactions since the beginning of the current quarter.

Statements Upon Request You can request a statement of your account activity at any time.

Transaction Confirmations Each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

Annual Reports Each year, we will send you an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities held in each Fund on that date.

Semi-Annual Reports Each year, we will send you a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities held in each Fund on that date.

Prospectus Each year, we will send you a new Prospectus.

Statement of Additional Information We revise this reporting document annually. You must request this from us if you wish to receive it.

Reservation of Rights
We reserve the right to amend, suspend, or discontinue any of these options at any time without prior notice.


Your Guide To: Dividends & Capital Gains

Investment income generated by our Funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options:

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions:
|X| ______ Are made on a per share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.
|X| ______ Capital gains, if any, are generally distributed annually for all Funds.
|X| ______ If you buy shares just before or on a record date, you will pay the full price for the shares and then you will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules:

Fund                                When It Pays
------------------------------------------------
Premier Aggressive Growth Fund      Annually
Premier Equity Fund                 Annually
Premier Index Fund                          Annually
Premier Small Company Fund Annually
Premier Value Fund                  Annually
Premier Balanced Fund               Annually
Premier Bond Fund                   Monthly
Premier High Yield Bond Fund        Monthly
Premier Cash Reserve Fund           Monthly

Facts About The Premier Cash Reserve Fund
|X| ______ Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly. |X| You will begin earning these dividends on the next business day after your purchase is effective. |X| You will earn dividends on the day your redemption is paid.

Your Guide To: Federal Taxes And Your Fund Shares

Dividends and short term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

Long term capital gains distributions paid by a Fund will be taxable to its shareholders as long term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.


Corporate dividends-received deduction To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for Federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution.

Purchases just prior to distributions If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Correct taxpayer identification numbers must be furnished by shareholders to avoid backup withholding of federal income tax on distributions, redemptions and exchanges.

Non-resident alien withholding Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to nonresident alien withholding.

Backup withholding status You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Tax Treatment of Pension and Retirement Savings Programs
Tax rules vary for participants and beneficiaries of these plans, including IRAs, depending on the terms and conditions of each plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, such as: a) distributions prior to age 59 1/2 (subject to certain exceptions); b) distributions that do not conform to specified commencement and minimum distribution rules; c) aggregate distributions in excess of a specified annual amount; or d) other special circumstances

Other Taxes

State and Local Taxes In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions Depending on your state's tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain Federal agencies may be exempt from state and local taxes.

Your Tax Adviser Check with your own tax adviser regarding specific questions regarding Federal, state and local taxes.

Share Price

How Share Price Is Determined
The price at which shares are purchased or redeemed is the net asset value (NAV) that is next calculated following receipt of the order. The NAV is calculated by subtracting the Fund's liabilities from its total assets and dividing the result by the total number of shares outstanding.

Fund securities traded on a domestic securities exchange or NASDAQ are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund's Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

When Share Price Is Determined
Except for the Transamerica Premier Cash Reserve Fund, the net asset value of each Fund is determined only on days that the New York Stock Exchange (Exchange) is open. The net asset value of the Transamerica Premier Cash Reserve Fund is determined only on days that the Federal Reserve is open.

Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. eastern time, receive the share price determined at the close of the Exchange that day. Investments and redemption requests received after the Exchange is closed receive the share price at the close of the Exchange the next day the Exchange is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.

Distribution Plan
Investor shares are available on a no-load basis directly to individuals, companies, retirement programs, and other investors from Transamerica Securities Sales Corporation (TSSC), the Distributor.

Each Fund makes payments to TSSC for the sale and distribution of its shares according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940. There is an annual 12b-1 distribution fee of 0.25% of the average daily net assets of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index and Cash Reserve Funds is 0.10%. These fees accrue daily and are based on an annual percentage of the daily average net assets.

Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

From time to time, and for one or more Funds, the Distributor may waive all or any portion of these fees at its discretion. The fee for the Premier Cash Reserve Fund is currently being waived. The Distributor may terminate this waiver at any time.



Summary of Bond Ratings

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."
                                    Standard
Investment Grade                   Moody's        & Poor's
--------------------------------------------------------------
Highest quality                    Aaa            AAA
High quality                       Aa             AA
Upper medium                       A              A
Medium, speculative features       Baa            BBB
Lower Quality
--------------------------------------------------------------
Moderately speculative             Ba             BB
Speculative                        B              B
Very speculative                   Caa            CCC
Very high risk                     Ca             CC
Highest risk, may not be
    paying interest                               C           C
In arrears or default                             C           D

Financial Highlights


The following information is intended to help you understand the Funds' financial performance since their inception. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the last five fiscal years ended December 31, 1996, 1997, 1998,1999 and 2000. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds' performance in the annual report, which is available to you at no charge.
To get a copy of this, see back cover.

                             Transamerica Premier Aggressive Growth Fund   Transamerica Premier Small Company Fund
                             Investor Class                                Investor Class
                             Year Ended             Year Ended Year Ended  Period EndedYear Ended  Year Ended
Year Ended                   Period Ended           December 31,December 31,           December 31,December
31,December 31,              December 31,           December 31,           December 31,2000        1999
1998                         1997*     2000         1999       1998        1997*
Net Asset Value
Beginning of period          $33.55    $22.42       $12.18     $10.00      $38.95      $21.99      $12.49
$10.00
Operations
Net investment loss1         (0.39)a   (0.33)a      (0.04)     (0.03)      (0.44)a     (0.29)a     (0.02)
(0.02)
Net realized and unrealized
gain (loss) on investments   (4.35)    12.37        10.28      2.21        (7.70)      20.29       9.93
2.51
Total from investment operations       (4.74)       12.04      10.24       2.18        (8.14)      20.00
9.91                         2.49
Dividends/Distributions
 to Shareholders
Net investment income        -         -            -          -           -           -           -           -
Net realized gains on investments      (9.57)       (0.91)     -           -           (9.99)      (3.04)
(0.41)                       -
Total dividends/distributions          (9.57)       (0.91)     -           -           (9.99)      (3.04)
(0.41)                       -
Net Asset Value
End of period                $19.24    $33.55       $22.42     $12.18      $20.82      $38.95      $21.99
$12.49

Total Return2                (18.60%)  54.25%       84.07%     21.80%      (26.00%)    93.99%      80.27%
24.90%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver         1.32%        1.39%      1.40%       1.40%(Y)    1.26%       1.34%
1.40%                        1.40%(Y)
Before reimbursement/fee waiver        1.32%        1.39%      1.60%       2.08%(Y)    1.26%       1.34%
1.59%                        2.12%(Y)
Net investment loss,
after reimbursement/fee waiver         (1.14%)      (1.30%)    (0.92%)     (0.59%)(Y)  (1.11%)     (1.09%)
(0.67%)                      (0.43%)(Y)
Portfolio turnover rate      65%       80%          32%        17%         78%         50%         26%         74%
Net assets,
end of period (in thousands) $171,901  $236,741     $177,493   $12,780     $224,934    $345,341    $209,388
$11,122

(Y)    Annualized
* ____ Inception (Investor Class) - June 30, 1997; funds commenced operations on
July 1, 1997. 1 Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.39), $(0.33), $(0.05) and $(0.06) for the Aggressive Growth Fund, and $(0.44), $(0.29), $(0.03) and $(0.06) for the Small Company Fund for the periods ended December 31, 2000, 1999, 1998 and
1997, respectively.
2 ____ Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. a Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.



                             Transamerica Premier Equity Fund              Transamerica Premier Value Fund
                             Investor Class                                Investor Class
                             Year Ended             Year Ended Year Ended  Year Ended  Year Ended  Year Ended
Year Ended                   Period Ended           December 31,December 31,           December 31,December
31,December 31,              December 31,           December 31,           December 31,2000        1999
1998                         1997      1996         2000       1999        1998*
Net Asset Value
Beginning of period          $31.96    $24.78       $18.53     $12.65      $9.82       $11.37      $10.59
$10.00
Operations
Net investment loss1         (0.34)a   (0.29)a      (0.15)     (0.04)      (0.06)      (0.10)a     (0.10)a     -
Net realized and
unrealized gain (loss) on investments  (3.42)       8.40       6.42        6.05        2.91        1.32
0.88                         0.62
Total from investment operations       (3.76)       8.11       6.27        6.01        2.85        1.22
0.78                         0.62
Dividends/Distributions to Shareholders
Net investment income        -         -            -          -           (0.02)      -           -
(0.03)
Net realized gains on investments      (7.43)       (0.93)     (0.02)      (0.13)      -           (0.47)      -
-
Total dividends/distributions          (7.43)       (0.93)     (0.02)      (0.13)      (0.02)      (0.47)      -
(0.03)
Net Asset Value
End of period                $20.77    $31.96       $24.78     $18.53      $12.65      $12.12      $11.37
$10.59

Total Return2                (13.81%)  33.26%       33.85%     47.51%      29.07%      10.72%      7.37%
6.19%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver         1.26%        1.30%      1.42%       1.49%       1.50%       1.20%
1.20%                        1.20%(Y)
Before reimbursement/fee waiver        1.26%        1.30%      1.42%       1.51%       1.95%       1.82%
1.96%                        2.21%(Y)
Net investment income (loss), after reimbursement/fee waiver   (1.07%)     (1.07%)     (0.96%)     (0.71%)
(0.66%)                      (0.82%)   (0.90%)      (0.04%)(Y)
Portfolio turnover rate      40%       42%          59%        13%         60%         52%         87%         72%
Net assets, end of period (in thousands)            $241,814   $323,538    $290,318    $111,567    $30,454
$12,311                      $9,256    $9,111

(Y)   Annualized
* ___ Inception (Investor Class) - March 31, 1998; fund commenced operations on
April 1, 1998. 1 Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.34), $(0.29), $(0.15), $(0.04) and $(0.10) for the Equity Fund for the years ended December 31, 2000, 1999, 1998,
1997 and 1996, respectively, and $(0.18), $(0.18) and $(0.08) for the Value Fund for the periods ended December 31, 2000, 1999 and 1998, respectively. 2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year.
a ___ Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.




                             Transamerica Premier Index Fund
                             Investor Class
                             Year Ended             Year Ended Year Ended  Year Ended  Year EndedDecember
                             31,December 31,        December 31,December 31,           December 31,2000
                             1999      1998         1997       1996
Net Asset Value
Beginning of period          $21.39    $18.63       $15.49     $11.96      $10.59
Operations
Net investment income1       0.33a     0.34a        0.37       0.32        0.27
Net realized and unrealized
 gain (loss) on investments  (2.27)    3.47         3.98       3.60        2.06
Total from investment operations       (1.94)       3.81       4.35        3.92        2.33
Dividends/Distributions to Shareholders
Net investment income        (0.32)    (0.30)       (0.37)     (0.32)      (0.33)
Net realized gains on investments      (0.32)       (0.75)     (0.84)      (0.07)      (0.63)
Total dividends/distributions          (0.64)       (1.05)     (1.21)      (0.39)      (0.96)
Net Asset Value
End of period                $18.81    $21.39       $18.63     $15.49      $11.96

Total Return                 (9.15%)   20.65%       28.45%     33.14%      22.33%
Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver         0.25%        0.25%      0.25%       0.25%       0.35%
Before reimbursement/fee waiver        0.92%        0.99%      1.14%       1.57%       2.29%
Net investment income,
after reimbursement/fee waiver         1.58%        1.67%      2.26%       2.31%       2.48%
Portfolio turnover rate      18%       22%          32%        11%         94%
Net assets, end of period
(in thousands)               $46,309   $50,374      $36,342    $23,992     $10,814

1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.19, $0.19, $0.22, $0.14 and $0.06 for the Index
Fund for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
a Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.





                             Transamerica Premier Balanced Fund
                             Investor Class
                             Year Ended             Year Ended Year Ended  Year Ended  Year EndedDecember
                             31,December 31,December 31,       December 31,December 31,2000        1999
                             1998      1997         1996
Net Asset Value
Beginning of period          $20.50    $19.24       $15.54     $11.57      $10.23
Operations
Net investment income1       0.42a     0.35a        0.23       0.11        0.14
Net realized and unrealized
 gain on investments         1.59      2.43         4.31       3.97        1.40
Total from investment operations       2.01         2.78       4.54        4.08        1.54
Dividends/Distributions
to Shareholders
Net investment income        (0.28)    (0.37)       (0.22)     (0.11)      (0.20)
Net realized gains on investments      (2.14)       (1.15)     (0.62)      -           -
Total dividends/distributions          (2.42)       (1.52)     (0.84)      (0.11)      (0.20)
Net Asset Value
End of period                $20.09    $20.50       $19.24     $15.54      $11.57

Total Return                 9.89%     14.81%       29.30%     35.38%      15.28%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver         1.24%        1.31%      1.43%       1.45%       1.45%
Before reimbursement/fee waiver        1.24%        1.31%      1.43%       1.62%       1.94%
Net investment income,
after reimbursement/fee waiver         1.89%        1.76%      1.60%       0.83%       1.34%
Portfolio turnover rate      96%       61%          32%        23%         19%
Net assets,
end of period (in thousands) $107,140  $64,448      $61,920    $26,799     $16,041

1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.42, $0.35, $0.23, $0.09 and $0.09 for the Balanced
Fund for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
a Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.





                             Transamerica Premier High Yield Bond Fund     Transamerica Premier Bond Fund
                             Investor Class                                Investor Class
                             Year Ended             Year Ended Period EndedYear Ended  Year Ended  Year Ended
Year Ended                   Year Ended             December 31,December 31,           December 31,December
31,December 31,              December 31,           December 31,           December 31,2000        1999
1998*                        2000      1999         1998       1997        1996
Net Asset Value
Beginning of period          $9.29     $9.63        $10.00     $9.73       $10.41      $10.19      $9.86
$10.37
Operations
Net investment income1       0.77      0.79         0.73       0.62        0.58        0.61        0.62
0.56
Net realized and unrealized
gain (loss) on investments   (0.93)    (0.27)       (0.68)     0.14        (0.60)      0.33        0.33
(0.46)
Total from investment operations       (0.16)       0.52       0.05        0.76        (0.02)      0.94
0.95                         0.10
Dividends/Distributions to Shareholders
Net investment income        (0.78)    (0.86)       (0.41)     (0.62)      (0.59)      (0.61)      (0.62)
(0.61)
Net realized gains on investments      -            -          (0.01)      -           (0.07)      (0.11)      -
-
Total dividends/distributions          (0.78)       (0.86)     (0.42)      (0.62)      (0.66)      (0.72)
(0.62)                       (0.61)
Net Asset Value
End of period                $8.35     $9.29        $9.63      $9.87       $9.73       $10.41      $10.19
$9.86

Total Return2                (2.01%)   5.43%        0.58%      8.10%       (0.22%)     9.58%       9.99%
1.16%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver         0.90%        0.90%      0.90%(Y)    1.30%       1.30%       1.30%
1.30%                        1.30%
Before reimbursement/fee waiver        3.54%        3.60%      6.50%(Y)    1.40%       1.47%       1.47%
1.64%                        1.81%
Net investment income, after reimbursement/fee waiver          8.67%       8.94%       23.97%(Y)   6.41%
5.82%                        5.94%     6.25%        5.66%
Portfolio turnover rate      57%       30%          22%        461%        301%        165%        99%         7%
Net assets, end of period (in thousands)            $1,607     $1,610      $1,402      $20,200     $16,833
$17,340                      $14,236   $12,553

(Y)  Annualized
* Inception (Investor Class) - June 30, 1998; fund commenced operations on July
1, 1998. 1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.55, $0.55 and $0.56 for the High
Yield Bond Fund for the periods ended December 31, 2000, 1999 and 1998, respectively, and $0.62, $0.57, $0.59, $0.58 and $0.50 for the Bond Fund for the years December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year.










                             Transamerica Premier Cash Reserve Fund
                             Investor Class
                             Year Ended             Year Ended Year Ended  Year Ended  Year Ended
December 31,December 31,     December 31,December 31,          December 31,            2000        1999
1998                         1997      1996
Net Asset Value
Beginning of period          $1.00     $1.00        $1.00      $1.00       $1.00
Operations
Net investment income1       0.06      0.05         0.05       0.05        0.05
Net realized and unrealized loss on investments     -          -           -           -           -
Total from investment operations       0.06         0.05       0.05        0.05        0.05
Dividends/Distributions to Shareholders
Net investment income        (0.06)    (0.05)       (0.05)     (0.05)      (0.05)
Net realized gains on investments      -            -          -           -           -
Total dividends/distributions          (0.06)       (0.05)     (0.05)      (0.05)      (0.05)
Net Asset Value
End of period                $1.00     $1.00        $1.00      $1.00       $1.00

Total Return2                6.34%     5.05%        5.45%      5.48%       5.34%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver         0.25%        0.25%      0.25%       0.25%       0.25%
Before reimbursement/fee waiver        0.57%        0.66%      0.73%       0.95%       1.09%
Net investment income, after reimbursement/fee waiver          6.16%       4.97%       5.29%       5.35%
5.21%
Portfolio turnover rate      -         -            -          -           -
Net assets, end of period (in thousands)            $136,278   $165,301    $76,267     $51,246     $32,041



1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.06, $0.05, $0.05, $0.05 and $0.04 for the Cash Reserve Fund for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively and $0.80, $0.87 and $0.41 for the High Yield Bond Fund for the periods ended December 31, 2000, 1999 and 1998, respectively. 2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year.

ADDITIONAL INFORMATION AND ASSISTANCE


You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report
These reports describe the Funds' performance and list their portfolio holdings and financial condition. They also discuss the market conditions and the portfolio managers' strategies that significantly affected the Funds' performance during the covered period.

Statement of Additional Information (SAI)
This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (SEC) and incorporated by reference as part of the prospectus.

To Obtain Information from Transamerica Premier Funds
o        Call 1-800-89-ASK-US (1-800-892-7587)
o Option 1: to request annual/semi-annual report, statement of additional information, and other literature; and to ask questions about the Funds
o Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week
o        Option 3: shareholder service representative.
o Write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232.
o        E-mail us at PremierFunds@Transamerica.com.
o        Visit our web site at transamericafunds.com.


To Obtain Information from the SEC
o Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI.
o        Call 1-800-SEC-0330.
o        Visit the SEC's Internet web site at http://www.sec.gov.
o Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 for
     copies of these documents (requires you to pay a duplicating fee).


SEC file number:811-9010



Transamerica Securities Sales Corporation, Distributor
1-800-89-ASK-US (1-800-892-7587)
http://www.transamericafunds.com
e-mail:  PremierFunds@Transamerica.com


TPF 252-501

Transamerica Premier Funds - Institutional Shares


Prospectus: May 1, 2001



Equity Funds
Transamerica Premier Aggressive Growth Fund
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Small Company Fund
Transamerica Premier Value Fund

Combined Equity & Fixed Income Fund
Transamerica Premier Balanced Fund

Fixed Income Funds
Transamerica Premier Bond Fund
Transamerica Premier High Yield Bond Fund
Transamerica Premier Cash Reserve Fund












Not FDCI Insured
May Lose Value
No Bank Guarantee








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

2

Table of Contents                                             Page

The Funds at a Glance                                           2
Fees and Expenses                                               8
The Funds in Detail
         Transamerica Premier Aggressive Growth Fund            9
         Transamerica Premier Equity Fund                       9
         Transamerica Premier Index Fund                        10
         Transamerica Premier Small Company Fund                10
         Transamerica Premier Value Fund                        11
         Transamerica Premier Balanced Fund                     12
         Transamerica Premier Bond Fund                         13
         Transamerica Premier High Yield Bond Fund              14
         Transamerica Premier Cash Reserve Fund                 15
Investment Adviser and Sub-Adviser                              16
         Adviser Fee
         Fund Managers

         Advisers Performance on Similar Funds
Shareholder Services                                            18
         Buying Shares                                          18
         Important Information About Buying Shares              18
         Selling Shares                                         19
         Important Information About Selling Shares             19
         Selling Shares: In Detail                              20
         Exchanging Shares Between Funds                        20
         Investor Requirements & Services                       21
Your Guide To: Dividends & Capital Gains                        22
Your Guide To: Federal Taxes and Your Fund Shares               22
Share Price                                                     23
Summary of Bond Ratings                                         23
Financial Highlights                                            24
Additional Information and Assistance                     Back Cover

The Funds at a Glance

The following is a summary of each Fund's goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC. The performance shown for each Fund assumes reinvestment of dividends. We show the performance of the Investor Class of Shares for all Funds, because the Institutional Class was not available prior to the date of this prospectus. The Investor Class is subject to 12b-1; the Institutional Class is not. We compare each Fund's performance to a broad-based securities market index. Performance figures for these indexes do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund.

Transamerica Premier Aggressive Growth Fund

The Fund seeks to maximize long-term growth.

It invests primarily in domestic equity securities selected for their growth potential resulting from growing franchises protected by high barriers to competition. The Fund generally invests 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than our other equity funds, the poor results of one company can have a greater negative impact on the Fund's performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

(chart goes here)
o  Best calendar quarter: 43.17% for quarter ending 12/31/98
o  Worst calendar quarter: -27.55% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)

                                                                 Since Inception

                           1 year   3 years  (6/30/97)
------------------------------------------------------------------------

Premier Aggressive

 Growth Fund      -18.60%           32.21%  34.38%
S&P 500 Index*    -9.10%            12.26%  13.62%

*The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S & P 500 Index does not reflect any commissions or fees which would incurred by an investor purchasing the securities it represents.

Investor Class - June 30, 1997. Commencement of operations was 7/1/97.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.


Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.


It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.


Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods.


We typically concentrate the Fund's holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities. The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.


The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


(chart goes here)

o        Best calendar quarter: 29.80% for quarter ending 12/31/99
o        Worst calendar quarter:  -14.57%for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)

                                                                 Since Inception

                  1 year        5 years     (10/2/95)
-----------------------------------------------------------------------
Premier Equity Fund              -13.81%     23.96%    22.28%
 S&P 500 Index*     -9.10%       18.33%       18.68%

*The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.



Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund's wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


(chart goes here)

o        Best calendar quarter: 21.11% for quarter ending 12/31/98
o        Worst calendar quarter: -9.89% for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)

                                                                 Since Inception

                  1 year        5  years    (10/2/95)
-----------------------------------------------------------------------
Premier Index Fund               -9.15%      18.07%    18.43%
S&P 500 Index*      -9.10%       18.33%       18.68%

*The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.




Transamerica Premier Small Company Fund

The Fund seeks to maximize long-term growth.


It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations or annual revenues of no more than $1 billion.


Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods.


We typically concentrate the Fund's holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.


The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


(chart goes here)o  Best calendar quarter: 53.56% for quarter ending 12/31/99
o  Worst calendar quarter:   -33.63% for quarter ending  12/31/00

Average Annual Total Returns Since Inception (as of 12/31/ 00)

                                                                 Since Inception

                           1 year   3-year   (6/30/97)
-----------------------------------------------------------------------

Premier Small

 Company Fund     -26.00%             37.30%     39.79%
Russell 2000 Index*        -2.92%           11.48%   4.82%       7.25%

*The Russell 2000 Index measures the performance of the 2,000 smallest companies (approximately 8%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market). This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Investor Class - June 30, 1997. Commencement of operations was 7/1/97.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.



Transamerica Premier Value Fund

The Fund seeks to maximize capital appreciation.


We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. At least 80% of the Fund's assets will be invested in a diversified portfolio of domestic equity securities. ___ We typically concentrate the Fund's holdings in fewer than 50 well researched companies.


Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company's financial condition or adverse general economic or market conditions. As an equity fund, this Fund's performance may vary more than fixed income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. This Fund started on March 30, 1998, so it has no one year performance data as of December 31, 1998. Past performance is no guarantee of future results.


(chart goes here)

o        Best calendar quarter: 26.87% for quarter ending 12/31/98
o        Worst calendar quarter: -13.80% for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)

                                            Since Inception
-----------------------------------------------------------
                           1 year           3/31/98*
----------------------------------------------------
Premier Value Fund   10.72%                 8.84%
S&P 500 Index**   -9.10%            8.17%



*Commencement of operations was April 1, 1998..

**The Standard and Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.



Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.


Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company's poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


(chart goes here)
o        Best calendar quarter: 21.75% for quarter ending 6/30/97
o        Worst calendar quarter:   -6.10% for quarter ending  12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)

                                                                 Since Inception

                     1 year          5 years    (10/2/95)
--------------------------------------------------------------
Premier Balanced Fund               9.89%         17.72%       20.01%
S&P 500 Index*        -9.10%        18.33%       18.68%
Lehman Brothers

   Government/Corporate

      Bond Index**   - 11.85%       6.24%        6.85%

*The Standard and Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. ** The Lehman Brothers Government/Credit Bond Index is a broad- based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity.

 These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.



Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.


Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.


It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's and BBB or higher by Standard & Poor's (see Summary of Bond Ratings). We look for bonds with strong credit characteristics and additional returns as bond prices increase.


Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


(chart goes here)

o        Best calendar quarter: 4.82% for quarter ending 12/31/95
o        Worst calendar quarter: -3.77% for quarter ending 3/31/96


Average Annual Total Returns Since Inception (as of 12/31/00)

                                                                 Since Inception

                  1 year       3 years      (10/2/95)
-----------------------------------------------------------------------
Premier Bond Fund  8.10%        5.63%        6.31%
Lehman Brothers

  Government/Corporate

  Bond Index*      11.85%       6.24%        6.85%

*The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investing grade with at least one year to maturity. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.


Transamerica Premier High Yield Bond Fund

The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.


It generally invests at least 80% of its assets in a diversified selection of lower-rated bonds, commonly known as "junk bonds." These are bonds rated below Baa by Moody's or below BBB by Standard & Poor's (see Summary of Bond Ratings). We seek bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.


Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

(chart goes here)
o        Best calendar quarter: 8.63% for quarter ending 3/31/91
o        Worst calendar quarter:  -5.54% for quarter ending  12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)

                    1 year       5 years        10 years
-----------------------------------------------------------------------

Premier High Yield

  Bond Fund*         -1.88%       7.54%          11.47%
Merrill Lynch High Yield
  Master Index       -3.79%       4.89%         10.86%
The Merrill Lynch High Yield Master Index provides a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch High Yield Master Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*Effective July 1, 1998, the Transamerica High Yield Bond Fund (separate account) exchanged all of its assets for shares in the Transamerica Premier High Yield Bond Fund (Fund). The inception date of the Fund is considered to be September 1, 1990, the separate account's inception date. The performance prior to June 30, 1998 is the separate account's performance recalculated to reflect the actual fees and expenses of the Fund.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.


Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund's performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


(chart goes here)
o        Best calendar quarter:  1.63% for quarter ending 12/31/00
o        Worst calendar quarter: 1.17% for quarter ending 6/30/99

Average Annual Total Returns Since Inception (as of 12/31/00)

                                                                 Since Inception

                     1 year      3 years             (10/2/95)
-----------------------------------------------------------------------
Premier Cash Reserve Fund      6.34%   5.53%          5.54%
IBC First Tier Index**         5.79%   5.04%           5.04%


 You can get the 7-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.


iMoneyNetTM(formerly the IBC's Money Fund ReportTM) - All Taxable, First tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although, the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.


Fees and Expenses

There is no sales charge (load) or other transaction fees for the Funds that you pay directly.


Annual Fund Operating Expenses (as a percent of average net assets)

                                                    Total
Transamerica     Management  DistributionOther     Operating
--------------------------------
Premier Fund     Fee         (12b-1) Fee Expenses  Expenses

Aggressive Growth 0.85%      0.00%       0.29%       1.14%
Equity           0.85%       0.00%       0.20%       1.05%
Index            0.30%       0.00%       1.59%       1.89%
Small Company    0.85%       0.00%       0.24%       1.09%
Value            0.75%       0.00%       0.96%       1.71%
Balanced         0.75%       0.00%       0.31%       1.06%
Bond             0.60%       0.00%       0.62%       1.22%
High Yield Bond  0.55%       0.00%       0.13%       0.68%
Cash Reserve     0.35%       0.00%       0.21%       0.56%

The Fund's total operating expenses above include the maximum adviser fees, maximum 12b-1 fees and other expenses. These are the expenses actually incurred by the High Yield Bond Fund for2000. They are estimates for the other Funds since the Institutional Class of the other Funds has not yet commenced operations. During 2000, expense reimbursements were in place. With these reimbursements, the actual total operating expenses incurred for 2000 for High Yield Bond were 0.65%. The Adviser has agreed to waive part of its Adviser Fee and/or to reimburse any other operating expenses to ensure that annualized expenses for the Funds (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed this cap for High Yield Bond and the following caps for the other Funds: Aggressive Growth = 1.15%; Equity = 1.25%; Index = 0.15%; Small Company = 1.15%; Value = 0.95%; Balanced = 1.20%; Bond = 1.05%; and Cash Reserve = 0.15%. These measures will increase the Fund's returns. The Adviser may, from time to time, assume additional expenses. The fee waivers and expense assumptions may be terminated at any time without notice.



Example
The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same as shown above.
___ The examples are based on expenses without waivers or reimbursements. The examples ___ assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                Investment Period
Premier Fund        1 Year   3 Years  5 Years  10 Years
-------------------------------------------------------

Aggressive Growth   $116     $362     $  628   $1386
Equity              $107     $334     $   579  $1283
Index               $91      $284     $493     $1096
Small Company       $111     $347     $   601  $1329
Value               $174     $539     $   928  $2019
Balanced            $108     $337     $   585  $1294
Bond                $124     $387     $   670  $1477
High Yield Bond     $   69   $ 218    $   379  $    847
Cash Reserve        $  57    $179     $   313  $   701

The Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance.

Premier Aggressive Growth Fund

Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

The Investment Adviser's equity management team selects U.S. companies showing:
|X|      Strong potential for steady growth; and
|X|      High barriers to competition

We seek out the industry leaders of tomorrow - and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies
We generally invest 90% of the Fund's assets in a non-diversified portfolio of equity securities of U.S. companies. We select these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Since the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For
Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

Premier Equity Fund


Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We focus on identifying fundamental change in it's early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it's own merits as a premier company in our opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

|X|      Shareholder-oriented management
|X|      Dominance in market share
|X|      Cost production advantages
|X|      Leading brands
|X|      Self-financed growth
|X|      Attractive reinvestment opportunities



Policies

We generally invest at least 80% of the Fund's assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Since the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For
Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.


Premier Index Fund


Goal
Our goal is to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

Strategies
To achieve our goal, we use a combination of management techniques. We generally purchase common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, we also invest in futures and options with returns linked to the S&P 500, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 as closely as possible. The correlation between the performance of the Fund and the S&P 500 Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

Policies
We buy the stocks that make up the S&P 500 Index, with the exception of Transamerica Corporation common stock. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor's Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500, such as S&P 500 Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500 and to offset transaction costs and other expenses.

Risks
This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500. The performance of the Fund will reflect the performance of the S&P 500 Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index's performance will be impeded by these expenses.

This Fund is Intended For
Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please note: Standard & Poor's(R), S&P(R), Standard & Poor's 500(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Sub-Adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Premier Small Company Fund


Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Companies with smaller capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, our equity management team selects stocks issued by smaller U.S. companies which show:
|X|      Strong potential for steady growth
|X|      High barriers to competition

We seek out the industry leaders of tomorrow and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies

We generally invest at least 80% of the Fund in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small companies. Small companies are those whose market capitalization or annual revenues are no more than $1 billion.


We may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Since the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with smaller asset bases or revenues are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For
Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.


Premier Value Fund


Goal
Our goal is to maximize capital appreciation.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.


We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. In projecting cash flows and determining intrinsic value, we use multiple factors such as: |X| the quality of the management team; |X| the company's ability to earn returns on capital in excess ___ of the cost of capital; |X| competitive barriers to entry; and |X| the financial condition of the company. We take a long-term approach to investing and view each investment in a company as owning a piece of the business.


To achieve our goal, we may invest in securities issued by companies of all sizes. Generally, however we will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

We typically concentrate the Fund's holdings in fewer than 50 well-researched companies.



Policies

We generally invest at least ___ 80% of the Fund's assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For
Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.



Premier Balanced Fund


Goal
Our goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies
To achieve our goal we invest in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser's equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Adviser's opinion.

Equity Investments - Our Adviser's equity management team buys shares of companies that have many or all of these features: |X| Outstanding management |X| Superior track record |X| Well-defined plans for the future |X| Unique low cost products |X| Dominance in market share or products in specialized markets |X| Strong earnings and cash flows to foster future growth |X| Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

Fixed Income Investments - The Adviser's bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund's total assets, with the remaining 30% to 40% of the Fund's assets primarily invested in high quality bonds with maturities of less than 30 years. We may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund's assets. At times, we may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium and smaller size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund's bond portfolio, the greater the fluctuation. The value of any of the Fund's bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class' contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For
Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.



Premier Bond Fund


Goal
Our goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Adviser's opinion.

To achieve our goal, the Investment Adviser's bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team: |X| Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price;
     and
|X| ______ Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

We generally invest at least 80% of the Fund's assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's Investors Service (Moody's) and BBB or higher by Standard & Poor's Corporation (S&P). Moody's and S&P are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. We may also invest up to 35% of the Fund's assets in lower-rated securities. Those securities are rated Ba1 by Moody's and BB+ or lower by S&P. We may also invest in unrated securities of similar quality, based on our analysis of those securities. Our investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short term bonds. While lower-rated bonds make up a much smaller percentage of the Fund's assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings.

The Fund's investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

This Fund Is Intended For
Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.



Premier High Yield Bond Fund


Goal
Our goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Adviser's opinion.

To achieve our goal, the Adviser's fixed income management team:
|X| ______ Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations;
|X| ______ Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal; and
|X| ______ Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation.

Policies

We generally invest at least ___ 80% of this Fund's assets in a diversified portfolio of high yield, below investment grade debt securities commonly referred to as "junk bonds." Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody's or CCC by Standard & Poor's. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.


The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund's objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
The value of the Fund's investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund's bond portfolio, the greater the fluctuation.
Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody's or BBB by Standard & Poor's). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser's bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

This Fund Is Intended For
Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.



Premier Cash Reserve Fund


Goal
Our goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies
This is a money market fund. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve our goal, we invest primarily in:
|X|      Short-term corporate obligations, including commercial paper, notes and bonds;
|X|      Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities;
|X|      Obligations of U.S. and foreign banks, or their foreign branches, and
 U.S. savings banks; and
|X|      Repurchase agreements involving any of the securities mentioned above.

We also seek to maintain a stable net asset value of $1.00 per share by:
|X|      Investing in securities which present minimal credit risk; and
|X|      Maintaining the average maturity of obligations held in the Fund's portfolio at 90 days or less.

Policies
Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Investments received for the Institutional Class are automatically invested in the Investor Class of the Premier Cash Reserve Fund.

Risks
The interest rates on short-term obligations held in the Fund's portfolio will vary, rising or falling with short-term interest rates generally. The Fund's yield will tend to lag behind general changes in interest rates. The ability of the Fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For
Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

 Investment Adviser


The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser is controlled by Sub-Adviser Transamerica Investment Services, Inc. ("TIS"). The Adviser manages $9 billion in mutual funds, separate accounts and pension assets, previously managed by TIS. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser's duties include, but are not limited to:
|X|      Supervising and managing the investments of each Fund;
|X| ______ Ensuring that investments follow each Fund's investment objective, strategies, and policies and comply with government regulations; and
|X|      Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser's senior officers.

 Sub-Adviser

Transamerica Investment Services, Inc. (the "Sub-Adviser"), has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated life insurance companies since 1981. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Under an agreement with the Adviser, TIS provides the Adviser with certain investment research and other services and, in this regard, it serves as Sub-Adviser to the Funds.


Advisory Fees

For its services to the Funds, the Adviser receives an adviser fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar Funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.



   --------------------------- -------------

                                  Advisory Fee


   Premier Fund

   --------------------------- -------------
   --------------------------- -------------

   Aggressive Growth           0.85%

   --------------------------- -------------
   --------------------------- -------------

   Equity                      0.85%

   --------------------------- -------------
   --------------------------- -------------

   Index                       0.30%

   --------------------------- -------------
   --------------------------- -------------

   Small Company               0.85%

   --------------------------- -------------
   --------------------------- -------------

   Value                       0.75%

   --------------------------- -------------
   --------------------------- -------------

   Balanced                    0.75%

   --------------------------- -------------
   --------------------------- -------------

   Bond                        0.60%

   --------------------------- -------------
   --------------------------- -------------

   High Yield Bond             0.55%

   --------------------------- -------------
   --------------------------- -------------

   Cash Reserve                0.35%

   --------------------------- -------------

-------------------------------------------------------------------

In 2000, the Adviser waived a portion of the advisory fee payable by the Index and Cash Reserve Funds and was paid 0.16% and 0.00%, respectively, of the Fund's average daily net assets. Such waivers will increase a Fund's return. This is intended to make the Funds more competitive. The Adviser may terminate this practice at any time.


   Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

   o        Custodian;
   o        Legal;
   o        Auditing;
   o        Administration;
   o        Registration fees and expenses; and
   o        Fees and expenses of directors unaffiliated with the Investment
            Adviser.

   We allocate the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.









   Fund Managers

   Management decisions for each of the Funds are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser's senior officers.

   The following listing provides a brief biography of the primary manager and co-managers for each of the Funds:


   Transamerica Premier
   ---------------------
   Aggressive Growth Fund
   ----------------------

Primary Manager since 1999: Christopher J. Bonavico, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Fund Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, the Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.


   Co-Manager since 1999:
   Daniel J. Prislin
   (See Value Fund )



   Transamerica Premier
   ---------------------
   Equity Fund
   -----------

Primary Manager since 1998: Jeffrey S. Van Harte, CFA, Senior Vice President and Head of Equity Investments, Transamerica InvestmentManagement, LLC. Vice President, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Fund since 1998 and Transamerica VIF Growth Portfolio since 1984. Co-Manager of the Transamerica Value Fund. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of the Security Analysts of San Francisco. B.A., California State University at Fullerton. Joined Transamerica in 1980.

   Co-Manager since 1999:
   Gary U. Rolle
   (See Balanced Fund )

   Transamerica Premier
   ---------------------
   Index Fund
   ----------

Primary  Manager  since 1998:  Lisa L.  Hansen,  Assistant  Vice  President  and
Portfolio Manager, Transamerica Investment Management, LLC. Assistant Vice President and Senior Trader, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Index Fund since 1998. B.A., University of California at Santa Cruz. Senior Trader, Husic Capital Management, 1988-1997. Joined Transamerica in 1997.

Co-Manager since 2000: Thomas J. Ray, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Member of the Los Angeles Society of Financial Analysts and Bond Club of Los Angeles. MS, University of
Wisconsin-Madison. B.B.A., University of Wisconsin-Madison. Course Administrator, University of Wisconsin-Madison Graduate School of Business, 1990-1991. Financial Analyst, Madison Valuation Associates, 1989-1991. Joined Transamerica in 1991.


   Transamerica Premier
   ---------------------
   Small Company Fund
   ------------------

   Primary Manager since
   1999: Christopher J.
   Bonavico
   (See Aggressive Growth
   Fund )

Co-Manager since 2001: Kenneth F. Broad, CFA, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Co-manager of a Transamerica corporate account. Co-manager of the Transamerica Small Company Fund. Vice-President, Portfolio Manager and Analyst, Franklin Templeton Investments, 1994-2000. Member of the Security Analysts of San Francisco. B.A., Colgate University. M.B.A., Anderson Graduate School of Management at UCLA. Joined Transamerica in 2000.


Transamerica Premier Value Fund Primary Manager since 1999: Daniel J. Prislin, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. MBA, University of California at Berkeley. Joined Transamerica in 1998.

   Co-Manager since 1998:
   Jeffrey S. Van Harte
   (see Equity Fund).


   Transamerica Premier
   ---------------------
   Balanced Fund
   -------------

Primary Manager since 1998: Gary U. Rolle, CFA, President and Chief Investment Officer, Transamerica Investment Management, LLC. President and Chief Investment Officer, Transamerica Investment Services, Inc. Chairman and President,
Transamerica Income Shares, Inc., a closed-end investment company. Chief Investment Officer, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Manager of the Transamerica Balanced Fund and Transamerica Premier Balanced Fund since 1998. Co-Manager of the Transamerica Premier Equity Fund, Transamerica Equity Fund and Fund A (both separate accounts), and Transamerica corporate accounts. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.


   Co-Manager since 1999:
   Jeffrey S. Van Harte
   (See Equity Fund )

   Co-Manager since 1999:
   Heidi Y. Hu
   (See Bond Fund )


   Transamerica Premier
   ---------------------
   Bond Fund
   ---------

Primary Manager since 1998: Matthew W. Kuhns, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Bond Fund since 1998. Was Co-Manager of the Transamerica Premier Bond Fund and the Transamerica Bond Fund. Member of the Bond Club of Los Angeles. B.A., University of California, Berkeley. M.B.A., University of Southern California. Joined Transamerica in 1991.

Co-Manager since 1999: Heidi Y. Hu, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Income Shares, Inc since 1998. Co-Manager of the Transamerica Bond Fund since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.


   Transamerica Premier
   High Yield Bond Fund

   Primary Manager since
   1999: Matthew W. Kuhns
   (See Bond Fund )

   Co-Manager since 1999:
   Thomas J. Ray
   (See Index Fund )

   Co-Manager since 1999:
   Edward S. Han
   (See Cash Reserve )


   Transamerica Premier
   ---------------------
   Cash Reserve Fund
   -----------------

Primary Manager since 1999: Edward S. Han, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Securities Analyst, Transamerica Investment Services, Inc. B.A., University of California at Irvine.
 .M.B.A., Darden Graduate School of Business Administration at the University of Virginia. Vice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.


   Co-Manager since 1999:
   Heidi Y. Hu
   (See Bond Fund )


   Advisers Performance on
   Similar Funds


   The Funds' Adviser, and previously the Sub-Adviser, also manages separate accounts for pension clients of Transamerica Corporation's affiliated companies for over ten years.


   The investment objectives, policies and strategies of the Transamerica Premier Equity, Index, Balanced, High Yield Bond, Bond and Cash Reserve Funds are substantially similar in all material respects as the separate accounts from which they were cloned. In addition, the Transamerica High Yield Bond separate account transferred all its assets (i.e., the intact portfolio of securities) to the Transamerica Premier High Yield Bond Fund in exchange for its shares on the day that Premier Fund began selling shares.

   The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times.

   In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The High Yield Bond separate account performance shown below was recalculated to reflect the fees and expenses currently being charged by the Fund.

   Additionally, the performance of the Premier Funds may differ from the separate accounts' performance for reasons such as timing of purchases and sales, availability of cash for new investments, brokerage commissions, diversification of securities, and the investment restrictions, both regulatory and by prospectus, imposed on the Funds.

   The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.


   For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

   Separate Accounts
   -----------------
   Transamerica Equity Fund
   Transamerica Equity
   Index Fund
   Transamerica Balanced
   Fund
   Transamerica High Yield
   Bond Fund
   Transamerica Bond Fund
   Transamerica Cash
   Management Fund

   Premier Funds
   ------------------
   Transamerica Premier
   Equity Fund
   Transamerica Premier
   Index Fund
   Transamerica Premier
   Balanced Fund
   Transamerica Premier
   High Yield Bond Fund
   Transamerica Premier
   Bond Fund
   Transamerica Premier
   Cash Reserve Fund

   The following table illustrates the separate accounts' performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending December 31, 2000.


                                    1       5        10       Since
                                    Year     Years      Years    Inception3

Equity Fund
                                    -11.26%  26.50%   27.17%   22.86%
Premier Equity Fund
                                    13.81%     23.96%   ---   22.28%
S&P 500 Index4
                                     -9.10%  18.33%   17.46% 14.12%



Equity Index Fund
                                     -9.42%  17.58%   16.77%   15.49%
Premier Index Fund
                                    -9.15%      18.07%        18.43%
S&P 500 Index4
                                    9.10%    18.33%   17.46%  15.89%

Balanced Fund
                                     4.96%   18.93%           18.86%
Premier Balanced Fund
                                     9.89%    20.55%          20.01%
S&P 500 Index4
                                     -9.10%  18.33%   17.46%  17.13%
Lehman Brothers
  Govt./ Credit Index6
                                    11.85%   6.24%   8.01%      6.68%

High Yield Bond Fund
                                     -1.40%  7.64%    11.18%   11.11%
Premier High Yield Bond Fund
                                     -2.01%  7.38%    11.24%    10.88%
Merrill Lynch All High5
   Yield Index
                                     3.79%   4.89%      10.86%  9.98%

Bond Fund
                                    9.13%    6.19%    9.21%    11.24%
Premier Bond Fund
                                     8.10%      5.63%         6.31%
Lehman Brothers
  Govt./ Credit Index6
                                    11.85%   6.24%    8.01%     9.32%
Cash Management Fund7
                                     5.89%   5.11%    4.66%     6.41%
Premier Cash Reserve Fund
                                     6.34%      5.53%           5.54%
The iMoneyNet Fund ReportTM8         5.79%   5.04%    4.59%     6.35%


1 Average Annual Total Return calculated as shown in the Statement of Additional
 Information.
2 The performance of the Premier Funds reflects that of the Investor Shares, which are subject to Rule 12b-1 fees.

3The inception date of all Premier Funds shown in the table is October 2, 1995 except High Yield Bond Fund. The inception date of both the High Yield Bond Fund separate account and the Premier High Yield Bond Fund is September 1, 1990. The performance of the Premier High Yield Bond Fund prior to June 30, 1998, is the separate accounts performance recalculated to reflect actual fees and expenses of the Premier Fund. . Inception dates of the separate accounts: Equity - 10/1/87; Equity Index - 10/1/86; Balanced - 4/1/93; High Yield Bond 9/1/90; Bond - 5/1/83; and Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts inception.

4The Standard and Poors 500 Index consists of 500 widely held, publicly traded common stocks.

5The Merrill Lynch All High Yield Index consists of high yield bonds.

6The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moodys Investor Services, Inc. or Standard and Poors Corporation.

7The 7-day current yield was  5.92%  as of 12/31/00.

8iMoneyNetTM(formerly the IBCs Money Fund ReportTM) All Taxable, First Tier is a composite of taxable money market funds that meet the SECs definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commission or fees which would be incurred by an investor purchasing the securities it represents. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.



   Shareholder Services

   We've made opening an account, investing in shares and account management as easy and efficient as possible. For your convenience, we also provide a complete range of services to meet your investment and financial transaction needs.

   Our Investor Services
   Provide You With :

o    A simple application form and service representatives to assist you

o    Purchases,  exchanges and  redemptions by phone

o    Purchases and redemptions by wire

o    Automatic Investment Plan

o    Automatic Exchange Plan

o    Automatic Withdrawal Plan

o    Automatic reinvestment of dividends o Accounts for gifting assets to minors

o    Electronic or wire credits to your bank account from shares you redeem

o    Check writing (minimum of $250) with the Premier Cash Reserve Fund

o    Individual Retirement Account (IRA) administration

o PremierQuote, a 24-hour automated information and transactions service line (1-800-892-7587, option 2)

o On-line Transactions, including purchasing, exchanging, and redeeming shares, are available via our web site at www.transamericafunds.com.


   You choose the services
   that meet your personal
   needs for investing and
                                  convenience.
    Have questions? We're
        ready to help.
                                   Simply call
       1-800-89-ASK-US
     (1-800-892-7587) for
        assistance and
                                  information.

   To Open Your Account,
   All You Need To Do Is:
   o        Complete the
        application;
   o        Enclose a
        check or money
        order for the
        amount you want to
        invest; and
   o        Mail these two
        items to:

   Transamerica Premier
   Funds
                     P.O.
   Box 9232

   Boston, MA 02205-9232.
   o        You can also
        make your initial investment by wiring funds from your bank to our custodian, State Street Bank. For instructions on this option, please refer to the section entitled "By Wire" in BUYING SHARES.


   BUYING SHARES

   Here's what you need to
   do:

   By Mail for additional
   investments in the
   Funds of your choice.
   o        Fill out an
        investment coupon
        from a previous
        confirmation
        statement, or
   o ________ Indicate on your check or a separate piece of paper your name, address and account number.
   o        Mail it to:
                                  Transamerica
        Premier Funds
                     P.O.
   BOX 9232

   BOSTON, MA 02205-9232

   By Automatic Investment Plan for regular monthly investments from your bank account or other source to the Fund(s) of your choice. o Select this service when you
        fill out your
        application.
   o    ________ Choose the day of each month that you want to invest.
   o ________ Choose the amount you want to invest in each Fund ($1,000 minimum per Fund per month).

   By Telephone to make
   periodic electronic
   transfers from your
   designated bank account.
   o        Select this
        service when you
        fill out your
        application.
   o    ________ When you want to buy shares, call 1-800-89-ASK-US
        (1-800-892-7587):
   o        Option 2 for
                 PremierQuote
                 automated
                 system, or
   o        Option 3 for a
                 service
                 representative.

   By Wire to make your
   initial or additional
   investments in the
   Funds by wiring money
   from your bank.
   o        Send us your
        application form
        (if this is for
        your initial
        investment).
   o        Instruct your
        bank to wire money
        to:
            State Street
                 Bank
            ABA number
                 011000028
            DDA number
                 9905-134-4.
   o        Specify on the
        wire:


a.   Transamerica Premier Funds;

b. Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);

c.   Your account number; and

d.   Your name and address.

   Important Information
   About Buying Shares

   Here's what you need to know:

   By Mail

o All investments made by check should be in U.S. dollars and made payable to Transamerica Premier Funds.

o In the case of a retirement account, the check should be made payable to the custodian, State Street Bank and Trust Company.

   o ________ We will not accept third party checks or checks without your preprinted name and address.

   o    ________ We will not accept checks drawn on credit card accounts.

o When you make investments by check or automatic investment plan, you must wait 15 business days before you can redeem that investment.

   By Automatic Investment
   Plan
   o ________ Monthly investments must be at least $1,000 for each Fund in which you are automatically investing.

o You can change the date or amount of your monthly investment, or cancel your Automatic Investment Plan, at any time by letter or telephone (with previous authorization from you). Give us at least 20 business days before the change is to become effective.

   By Telephone

o We accept all telephone instructions we reasonably believe to be accurate and genuine.

   o ________ We will take reasonable precautions to make sure that telephone instructions are genuine.

o Positively identifying customers, tape recording telephone instructions, and providing written confirmations are precautions we may take to provide a reasonable level of assurance that telephonic purchases are genuine.

By Wire o Wired funds are considered received by us when we receive the wire and all of the required information stated on the previous page.

o If we receive your telephone call and wire before the New York Stock Exchange closes, usually 4:00 P.M. eastern time, the money is credited that same day if you have supplied us with all other needed information.

In General o Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned.

o The price you pay for your shares will be the next determined net asset value after your purchase order and all required information is received.

o We reserve the right to reject any application or investment. There may be circumstances when we will not accept new investments in one or more of the Funds.

o If you have a securities dealer, bank, or other financial institution handle your transactions with us you may be charged a fee by them.

   Minimum Investment The minimum initial investment is $1,000,000. The minimum initial investment may be waived from time to time by the Distributor.

   Minimum Balances It is relatively costly for us to maintain small accounts. Therefore, we reserve the right to redeem all shares in any account for its net asset value if at any time the total value of the account is less than $10,000. We will notify you if the value of the account is less than the required minimum. We will give you at least 60 days to bring the value of the account up to the required minimum before the redemption is processed.

   SELLING SHARES

   Selling shares is also referred to as "redeeming" shares. You can redeem your shares at any time. You'll receive the net asset value of your redemption after we receive your request, assuming all requirements have been met. For additional information on redemptions, see "Selling Shares: In Detail" in this section of the prospectus.

   Here's what you need to
   do:

   By Mail  Your written
   instructions to us to
   sell shares can be in
   any of these forms:
   o        By letter; or
   o        By assignment
        form or other authorization granting legal power to other individuals to sell your Fund shares.


   By Telephone If you've
   authorized telephone
   redemption privileges
   with us in writing, you
   can sell your shares
   over the telephone.
   o        Select this
        privilege when you
        fill out your
        application.
   o        Call
        1-800-89-ASK-US
        (1-800-892-7587):
   o        Option 3 to
            talk to a
                                     service
            representative;
                                       or
   o        Option 2 to
            redeem via
            PremierQuote.

   By Check This option is
   only available for
   shareholders of the
   Transamerica Premier
   Cash Reserve Fund.
   o        To be eligible
                                    for this
        privilege, you must complete the Checkwriting Signature/Authorization Card when you fill out your application.
   o        The
        signature(s) you
        provided must
        appear on the
        check for it to be
        honored .

   By Automatic Withdrawal Plan This option allows you to automatically sell enough shares each month to receive a check or automatic deposit to your bank account.
   o ________ To set up an Automatic Withdrawal Plan, call us at 1-800-89-ASK-US (1-800-892-7578).
   o ________ We will ask you when, how much and from which Fund(s) you want to be paid each month.
   o        The minimum is
        $50 per month per
        Fund.

   Important Information
   About selling Shares

   Here's what you need to know:

   By Mail
   o ________ Once you've mailed your redemption request to us, it is irrevocable and cannot be modified or cancelled.

o If the amount redeemed is over $50,000, all registered owners must sign a written request and all signatures must be guaranteed. Signature guarantees can usually be provided by securities brokers or dealers, securities exchanges, banks, savings and loan companies and credit unions. Please note that notary publics do not provide this service.

By Telephone o Be certain that your decision to sell your shares is firm, because once you've made your telephone request, it cannot be modified or canceled.

   o ________ We accept all telephone instructions we reasonably believe to be accurate and genuine.

   o ________ We will take reasonable precautions to make sure that telephone instructions are genuine.

o This includes  positively  identifying  all of our  customers,  tape recording
telephone   instructions  and  providing  written  confirmations  of  telephonic redemptions.

o If reasonable procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions.

   By Check  (Transamerica
   Premier Cash Reserve
   Fund only)

o If you close your account by check, we will send you any accrued dividends by check.

   o    ________ You can write an unlimited number of checks, as long as:

o    each check is for $250 or more; and

o    the account balance remains above the required minimum of $10,000.


   By Automatic Withdrawal
   Plan
   o        If you sign up
        for this plan at any time after you make your initial investment, or increase the monthly payments at any time, these requests must be in writing and signed by all registered owners of the account.

o When you make your initial investment, you may request that payments be sent to an address other than the address of record. At any later time, however, requests for payments to be sent to an address other than the address of record must be signed by all registered owners of the account, and their signatures must be guaranteed.

o You can cancel the plan or change the amount of payments by writing to us. Cancellation or changes will become effective within 15 days after we receive your instructions.

o    We can cancel this option at any time. If we do so, we will notify you.

o If the amount of the monthly payments you receive exceeds the dividends, interest and capital appreciation of your shares, your investment will be depleted.


   SELLING SHARES: IN
   DETAIL

   Redemption Timetables &
   Practices

   How long it takes Your redemption check is usually mailed to you on the second business day after we receive your request. It will not be sent later than seven days, provided we have all the information we need. If we need information, we will contact you.

   Postponements We may postpone redemptions if:
   a)       The New York
            Stock Exchange
            (NYSE) closes
            during its
            usual business
            hours;
   b)       If the NYSE
            restricts
            trading;
   c)       The U.S.
            Securities &
            Exchange
            Commission
            (the
            Commission)
            declares an
            emergency; or
   d)       The Commission
            permits a
            delay to
            protect
            investors.

   Purchase checks must clear prior to redeeming shares If you redeem shares shortly after buying them, we may hold the proceeds from your redemption for more than seven days, but only until the purchase check clears. This may take up to 15 days. If you anticipate redemptions soon after buying shares, please wire your purchase payment to avoid this delay.

   Redemption Transaction
   Policies

   When Pricing Occurs All redemptions are made and the price of your shares is determined on the day we receive all of the necessary documentation.

   Dollar Amounts Only We cannot accept redemptions for a certain date or price per share. We can only accept redemptions for the dollar amount that you state.



   Large Redemptions For redemptions greater than $250,000, the Company reserves the right to give you marketable securities instead of cash.

   Redemption Safeguards

   Change of Address If you request a redemption check within 30 days of your address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling us with your new address as soon a possible.

   Proceeds to Registered Owner Except when transferring redemption proceeds to a new custodian of a tax qualified plan, we will make all payments to the registered owner of the shares, unless you instruct us to do otherwise in writing.

   All Checks Go To Address of Record We will mail all checks to the address on the account, unless you instruct us in writing to do otherwise.

   Authorized Signatures When redemption requests are made on behalf of a corporation, partnership, trust, fiduciary, agent or unincorporated association, the individual signing the request must be authorized.

   Spousal Consent & Retirement Plan Redemptions If a redemption request is made for an account that is part of a qualified pension plan, spousal consent may be required.



   Market Timing We may not accept your repurchase if you have made four or more redemptions and repurchases involving the same Fund within the same calendar year. Excessive trading of Fund shares in response to short-term market fluctuations, also known as market timing, may make it difficult to manage a Fund's investments. When large dollar amounts are involved, market timing can also make it difficult to use long-term strategies because it is difficult to predict how much cash a Fund will have to invest.



   Exchanging Shares
   Between Funds

   Exchanging shares that you own in one Fund for shares in another enables you to redirect your investment dollars. Each Fund has a different portfolio of investments designed to fulfill a specific financial goal. Assess your changing needs for growth, income and capital preservation. As your investment needs change, you may find it beneficial to exchange shares to the Funds whose purposes most closely match your current personal goals.

   You Can Exchange Shares
   By Mail, By Telephone
   or By Automatic
   Exchange Plan

   Here's what you need to
   do:
   o        To exchange
        shares by mail or telephone, use the same procedures you would in buying shares. Exchanges are available to any resident of any state in which Fund shares are legally sold.

o You may exchange shares once or twice per month with the Automatic Exchange Plan. The minimum is $50 per month. You need to request this service in writing, and your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for more information.

   Here's what you need to
   know:
   o        Exchanges are
        not designed for
        market-timing
        purposes.

   o ________ Exchanges can be rejected, or the exchange option can be modified or terminated at any time.

o Exchanges are designed to help you more closely align your investments with your personal investment objectives and risk tolerance levels.

o Exchanges are treated as a sale of shares from one Fund and the purchase of shares in another Fund, and therefore could be taxable events.

   o ________ Exchanges can be made in regular intervals using the Automatic Exchange Plan.

o Exchanges may be suspended for the remainder of the calendar year if you make more than four exchanges involving the same Fund without the Automatic Exchange Plan.

o Exchanges into or out of the Funds are made at the next determined net asset value per share after we receive all necessary information.

   o ________ Exchanges are accepted only if the ownership registrations of both accounts are identical.

   Investor Requirements &
   Services

Taxpayer Identification Numbers o You must provide your taxpayer identification number.

o You must state whether you are subject to backup withholding for prior under-reporting.

o    Without  your  taxpayer  identification  number,  redemptions,   exchanges,
     dividends and capital gains distributions will be subject to federal withholding tax.

   Changes of Address

   By Telephone Please call 1-800-89-ASK-US to change the address on your account.

   By Written Request
   Send us a written
   notification signed by
   all registered owners
   of your account.
   Include:
   a)       The name of
            your Fund(s);
   b)       The account
            number(s);
   c)       The names on
            the
            account(s); and
   d)       Both old and
            new addresses.

   Redemption Safeguard Within the first 30 days of an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred.


   E-mail As email is not secure and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we can not respond to account specific requests received via email. For your protection, we ask that all transaction requests be submitted only via phone or mail, or through the secure "Your Account" link on our website.

   Toll free number:
   1-800-89-ASK-US

   Address:
   Transamerica Premier
   Funds

   PO Box 9232

   Boston, MA, 02205

   Website:
   www.transamericafunds.com


Signature Guarantees o Signature guarantees are required of all owners of record on accounts involving redemptions of $50,000 or more.

o Signature guarantees must be made by a bank, trust company, saving bank, savings and loan association or member of a national stock exchange. o ________ Please call 1-800-89-ASK-US with any questions regarding this subject.

   Minimum Account
   Balances
   o ________ Each account in which you own shares must maintain a minimum balance of $500.
   o ________ If an account falls below $500 as a result of your action, we will notify you.
   o    ________ We will give you 30 days to increase your balance.
   o ________ If you do not increase your balance, we will redeem your shares and pay you their value.
   o        This minimum
        does not apply if
        you are actively
        contributing to
        that account
        through the
        Automatic
        Investment Plan.

   Transferring Ownership
   of Shares

   To transfer ownership of your shares to another person or organization, or to change the name on an account, you must send us written instructions. This request must be signed by all registered owners of your account and the signatures must be guaranteed.

   To change the name on an account, the shares must be transferred to a new account. This request must include a signature guarantee. This option is not available for pension and retirement savings programs. Please call 1-800-89-ASK-US for additional information.

   Your Statements, Annual
   Report & Prospectus

   Quarterly Statements We will send you a consolidated, quarterly statement of your account, showing all transactions since the beginning of the current quarter.

   Statements Upon
   Request You can request a statement of your account activity at any time.

   Transaction Confirmations Each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

   Annual Reports Each year, we will send you an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities held in each Fund on that date.

   Semi-Annual Reports Each year, we will send you a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities held in each Fund on that date.

   Prospectus Each year, we will send you a new Prospectus.

   Statement of Additional Information We revise this reporting document annually. You must request this from us if you wish to receive it.

   Reservation of Rights We reserve the right to amend, suspend, or discontinue any of these options at any time without prior notice.


   Your Guide To:
   Dividends & Capital
   Gains

   Investment income generated by our Funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

   Your Distribution
   Options:

   Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

   Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

   All Cash allows you to have both dividends and capital gains paid to you in cash.

   Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

   How, When & At What
   Price

   Distributions:
   |X|      Are made on a
        per share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.
   |X| ______ Capital gains, if any, are generally distributed annually for all Funds.
   |X| ______ If you buy shares just before or on a record date, you will pay the full price for the shares and then you will receive a portion of the price back as a taxable distribution.

   Dividend Payment
   Schedules:

   Fund ________________________________ When It Pays Premier Aggressive Growth Fund Annually Premier Equity Fund Annually Premier Index Fund Annually Premier Small Company Fund Annually Premier Value Fund Annually Premier Balanced Fund Annually Premier Bond Fund Monthly Premier High Yield Bond Fund Monthly Premier Cash Reserve Fund Monthly

   Facts About The Premier
   Cash Reserve Fund
   |X|      Dividends on
        the Premier Cash
        Reserve Fund are
        determined daily
        but paid monthly.
   |X| ______ You will begin earning these dividends on the next business day after your purchase is effective.
   |X|  ______ You will earn dividends on the day your redemption is paid.


   Your Guide To: Federal
   Taxes And Your Fund
   Shares

   Dividends and short term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

   Long term capital gains distributions paid by a Fund will be taxable to its shareholders as long term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

   Corporate dividends-received deduction To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

   Annual tax reporting documentation After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for Federal tax purposes.

   Purchases just prior to distributions If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

   Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

   Correct taxpayer identification numbers must be furnished by shareholders to avoid backup withholding of federal income tax on distributions, redemptions and exchanges.

   Non-resident alien withholding Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to nonresident alien withholding.

   Backup withholding status You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.


   Other Taxes

   State and Local Taxes In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

   Possible Partial Dividend Exemptions Depending on your state's tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain Federal agencies may be exempt from state and local taxes.

   Your Tax Adviser Check with your own tax adviser regarding specific questions regarding Federal, state and local taxes.




   Share Price

   How Share Price Is Determined The price at which shares are purchased or redeemed is the net asset value (NAV) that is next calculated following receipt of the order. The NAV is calculated by subtracting the Fund's liabilities from its total assets and dividing the result by the total number of shares outstanding.

   Fund securities traded on a domestic securities exchange or NASDAQ are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund's Board of Directors.

   All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

   When Share Price Is Determined Except for the Transamerica Premier Cash Reserve Fund, the net asset value of each Fund is determined only on days that the New York Stock Exchange (Exchange) is open. The net asset value of the Transamerica Premier Cash Reserve Fund is determined only on days that the Federal Reserve is open.

   Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. eastern time, receive the share price determined at the close of the Exchange that day. Investments and redemption requests received after the Exchange is closed receive the share price at the close of the Exchange the next day the Exchange is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.





   Summary of Bond Ratings

   Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

   Standard
   Investment Grade
   Moody's  & Poor's
   Highest quality
   Aaa      AAA
   High quality
   Aa       AA
   Upper medium
   A        A
   Medium, speculative
   features Baa      BBB
   Lower Quality
   Moderately speculative
   Ba       BB
   Speculative
   B        B
   Very speculative
   Caa      CCC
   Very high risk
   Ca       CC
   Highest risk, may not be
       paying interest
   C        C
   In arrears or default
   C        D

   Financial Highlights


   The following information is intended to help you understand the Funds' financial performance since their inception. Financial highlights are available only for the Premier High Yield Bond Fund, because that was the only Fund available during 1998, 1999, and 2000. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the fiscal years ended December 31, 1998 1999, and 2000. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds' performance in the annual report. See the back cover to find out how to get this report.



                             Transamerica Premier High Yield Bond Fund
                             Institutional Class
                             Year Ended            Year Ended  Period Ended
                           December 31,         December 31,        December 31,
                                       2000            1999        1998*
Net Asset Value
Beginning of period                    $9.25        $9.61      $10.00
Operations
Net investment income1                 0.81         0.88       0.42
Net realized and unrealized loss on
           investments                  (0.96)      (0.36)     (0.38)
Total from investment operations        (0.15)      0.52       0.04
Dividends/Distributions to Shareholders
Net investment income                  (0.80)       (0.88)     (0.42)
Net realized gains on investments      -            -          (0.01)
Total dividends/distributions           (0.80)     (0.88)      (0.43)
Net Asset Value
End of period                          $8.30        $9.25      $9.61

Total Return2                           (1.88%)     5.50%      0.51%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver         0.65%        0.65%      0.65%*
Before reimbursement/fee waiver        0.68%        0.69%      0.80%*
Net investment income, after
reimbursement/fee waiver               8.94%        9.10%      8.81%*
Portfolio turnover rate                57%          30%        22%
Net assets, end of period
(in thousands)                         $85,385      $77,159    $71,415

*  Annualized
* Inception (Institutional Class) - June 30, 1998; fund commenced operations on July 1, 1998.

Small Company Portfolio
There are no financial statements for the Small Company Portfolio because it had not yet commenced operations as of the date of this prospectus.

   ADDITIONAL INFORMATION
   AND ASSISTANCE


   You may get more information, at no change, about these Funds by requesting the following:

   Annual and Semi-Annual Report These reports describe the Funds' performance and list their portfolio holdings and financial condition. They also discuss the market conditions and the portfolio managers' strategies that significantly affected the Funds' performance during the covered period.

   Statement of Additional Information (SAI) This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (SEC) and incorporated by reference as part of the prospectus.

   To Obtain Information
   from Transamerica
   Premier Funds
   o        Call
        1-800-89-ASK-US
        (1-800-892-7587):
   o        Option 1: to
                 request
                 annual/semi-annual
                 report,
                 statement
                 of
                 additional
                 information,
                 and other
                 literature;
                 and to
                 ask
                 questions
                 about the
                 Funds;
   o        Option 2:
                 PremierQuote,
                 automated
                 information
                 and
                 transactions
                 available
                 24 hours,
                 7 days a
                 week; or
   o        Option 3:
                 shareholder
                 service
                 representative.
   o        Write to
        Transamerica
        Premier Funds,
        P.O. Box 9232,
        Boston,
        Massachusetts
        02205-9232.
   o        E-mail us at
        PremierFunds@Transamerica.com.
   o        Visit our web
        site at
        transamericafunds.com.


   To Obtain Information
   from the SEC
   o        Visit the SEC,
        Public Reference
        Room, Washington,
        D.C. to review or
        copy the
        prospectus and SAI.
   o        Call
        1-800-SEC-0330.
   o        Visit the
        SEC's Internet web
        site at
        http://www.sec.gov.
   o        Write to
        Securities and
        Exchange
        Commission, Public
        Reference Section,
        Washington, D.C.
        20549-6009 for
        copies of these
        documents
        (requires you to
        pay a duplicating
        fee).


   SEC file number:811-9010



   Transamerica Securities
   Sales Corporation,
   Distributor
   1-800-89-ASK-US
   (1-800-892-7587)
   http://www.transamericafunds.com
   e-mail:
   PremierFunds@Transamerica.com




   TPF 252-501

                Statement of Additional Information - May 1, 2001



Transamerica Premier Funds

Investor and Institutional Shares





Equity Funds
Transamerica Premier Aggressive Growth Fund
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Small Company Fund
Transamerica Premier Value Fund

Combined Equity & Fixed Income Fund
Transamerica Premier Balanced Fund

Fixed Income Funds
Transamerica Premier Bond Fund
Transamerica Premier High Yield Bond Fund
Transamerica Premier Cash Reserve Fund





About the Statement of Additional Information

Transamerica Investors, Inc. (the "Company") is an open-end, management investment company of the series type offering a number of portfolios, known collectively as the Transamerica Premier Funds. This Statement of Additional Information (the "SAI") pertains to the Investor Class and the Institutional Class of shares of the Transamerica Premier Funds (the "Fund or Funds") listed above. Each Fund is managed separately and has its own investment objective, strategies and policies. Each class of each Fund has its own levels of expenses and charges. The minimum initial investment for the Investor Shares is $1,000 per Fund, or $250 to open an IRA. The minimum initial investment for the Institutional Shares is $1,000,000 per Fund. This SAI is not the prospectus: it contains information additional to that available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.



About the Prospectus

This Statement of Additional Information should be read in connection with the current Prospectus dated May 1, 2001. The Prospectus is available without charge by calling, 1-800-89-ASK-US (1-800-892-7587).


Terms used in the Prospectus are incorporated by reference in this SAI. The Annual Report is also incorporated by reference in this SAI, and it is delivered to you with the SAI. We have not authorized any person to give you any other information.

Contents                                             Page
Investment Goals and Policies................................ 2
Investment Restrictions .....................................15
Management of the Company....................................18
Purchase and Redemption of Shares ...........................24
Brokerage Allocation.........................................26
Determination of Net Asset Value.............................27
Performance Information......................................28
Taxes........................................................32
Other Information............................................33
Disclosure Regarding S&P Trademark...........................34
Financial Statements.........................................34
Appendix A:  Description of Corporate Bond Ratings...........35
Appendix B:  Description of Fixed-Income Instruments.........37


Investment Goals and Policies

The investment goals stated in the Prospectus for each Fund are fundamental. This means they can be changed only with the approval of a majority of shareholders of such Fund. The strategies and policies described in the Prospectus are not fundamental. Strategies and policies can be changed by the Board of Directors of the Company (Board) without your approval. If any investment goals of a Fund change, you should decide if the Fund still meets your financial needs.

The achievement of each Fund's investment goal will depend on market conditions generally and on the analytical and portfolio management skills of the Investment Adviser. There can be no assurance that the investment goal of any of the Funds will be achieved.

Buying and Selling Securities
In general, the Funds purchase and hold securities for capital growth, current income, or a combination of the two, depending on the Fund's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because portfolio changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may occur.

The Funds may sell one security and simultaneously purchase another of comparable quality. The Funds may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Funds may purchase individual securities in anticipation of relatively short-term price gains.

Portfolio turnover has not been and will not be a consideration in the investment process. The Investment Adviser buys and sells securities for each Fund whenever it believes it is appropriate to do so. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Increased turnover may also result in additional short-term gains. Short-term gains are taxable to shareholders as ordinary income, except for tax-qualified accounts (such as IRAs and employer sponsored pension plans).


For the calendar year 2000, the portfolio turnover rate for each Fund was: 65% for the Transamerica Premier Aggressive Growth Fund; ___ 78% for the Transamerica Premier Small Company Fund; 40% for the Transamerica Premier Equity Fund; 52% for the Transamerica Premier Value Fund; 18% for the Transamerica Premier Index Fund; 96% for the Transamerica Premier Balanced Fund; 57% for the Transamerica Premier High Yield Bond Fund; and 461% for the Transamerica Premier Bond Fund. The turnover rate for the Transamerica Premier Cash Reserve Fund is zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period.


High Yield (`Junk') Bonds
The Transamerica High Yield Bond Fund purchases high yield bonds (commonly called `junk' bonds). These are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than investment-grade bonds. The other Funds, except the Transamerica Premier Index and Transamerica Premier Cash Reserve Funds, may purchase these securities to a limited extent. The Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Funds may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the owning Fund's net asset value.

Periods of economic or political uncertainty and change can create volatility in the price of junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available objective data.

The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objectives.

At times, a substantial portion of a Fund's assets may be invested in securities of which the Fund, by itself or together with other Funds and accounts managed by the Investment Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Investment Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Fund's operating expenses and adversely affect the Fund's net asset value.

Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The Funds may invest in zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

Restricted and Illiquid Securities
The Funds may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended (1933 Act) but can be offered and sold to qualified institutional buyers pursuant to Rule 144A under that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Up to 15% of a Fund's net assets may be invested in securities that are illiquid, except that the Transamerica Premier Cash Reserve Fund may only invest 10% of its net assets in such securities. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans. These investments may be difficult to sell quickly for their fair market value.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Investment Adviser have determined to be liquid will be treated as such.

The SEC staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are not readily marketable and are therefore illiquid. A considerable amount of time may elapse between a Fund's decision to dispose of restricted or illiquid securities and the time which such Fund is able to dispose of them, during which time the value of such securities (and therefore the value of the Fund's shares) could decline.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid if a dealer or institutional trading market exists. The institutional trading market is relatively new. However, liquidity of a Fund's investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board. Derivatives Each Fund, except for Transamerica Premier Cash Reserve Fund, may use options, futures, forward contracts, and swap transactions (derivatives). The Funds may purchase, or write, call or put options on securities or on indexes (options) and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes (futures contracts), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Investment Adviser may seek to protect a Fund against potentially unfavorable movements in interest rates or securities prices, or attempt to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund's overall investment risk. Although it will not generally be a significant part of a Fund's strategies, the Investment Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Funds will use derivatives for leverage.

Risks in the use of derivatives include: (1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

The Transamerica Premier Bond Fund and Transamerica Premier Balanced Fund may invest in derivatives with respect to no more than 20% of each Fund's assets; Transamerica Premier Index Fund may invest with respect to no more than 35% of its assets. The Board will closely monitor the Investment Adviser's use of derivatives in each of the Funds to assure they are used in accordance with the investment objectives of each Fund.

Options on Securities and Securities Indexes
The Funds may write (i.e., sell) covered call and put options on any securities in which they may invest. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A Fund would normally write a call option in anticipation of a decrease in the market value of securities of the type in which it may invest. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. A Fund's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a Fund may cover a written call option or put option by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as closing purchase transactions.

A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of its securities (protective puts) or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize a loss on the purchase of the put option.

A Fund would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions
There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts
The Funds may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (CFTC). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Fund will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a short position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's securities.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund's securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities. When hedging of this character is successful, any depreciation in the value of the Fund's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a long position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), that Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures, for the purpose of increasing total return, will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (Code), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which the Fund intends to protect, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Funds for hedging purposes are various futures on U.S. government securities and securities indexes.

Swap Transactions
The Funds may, to the extent permitted by the SEC, enter into privately negotiated swap transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve swapping a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Fund may be able to protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. Each Fund will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund's exposure in the event of default, the Funds will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund's custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts."

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See "Restricted and Illiquid Securities."

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. Therefore, a Fund will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Funds to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Fund, or to facilitate the implementation of strategies of purchasing and selling assets for a Fund.

Interest Rate Swaps The Funds may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the Investment Company Act of 1940, as amended (1940 Act) and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the swap is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Foreign Securities
The Funds may invest in foreign securities. The Transamerica Premier Index Fund invests only in American Depositary Receipts (ADRs) that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index. Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign securities transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

Changes in foreign currency exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Short Sales
The Funds may sell securities which they do not own or own but do not intend to deliver to the buyer (sell short) if, at the time of the short sale, the Fund making the short sale owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Funds to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Fund may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows the Fund to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. The Funds will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of the Fund. This limitation can be changed at any time.

Purchase of When-Issued Securities
The Funds may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of the Fund's net assets would be so invested. In addition, the Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Funds' risk of early repayment of principal, but exposes the Funds to some additional risk that the transaction will not be consummated.

When a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to the Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such security it will be required to segregate assets. See "Segregated Accounts."

Segregated Accounts
In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, such Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Lending of Securities
Subject to investment restriction number 2 titled "Lending" (relating to loans of securities), as a means to earn additional income a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. A Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Fund to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). A Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy.

A Fund lending securities will incur credit risks as with any extension of credit. The Fund risks delay in recovering the loaned securities should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

The lending policy described in this paragraph is a fundamental policy that can only be changed by a vote of a majority of shareholders.

Indebtedness
From time to time, the Funds may purchase the direct indebtedness of various companies (Indebtedness) or participation in such Indebtedness. The Transamerica Premier Value Fund is more likely to invest in such securities than the other Funds. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company (Bank Claims). The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Bank Claims, a Fund steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Such Bank Claims purchased by a Fund may be in the form of loans, notes or bonds.

The Funds normally invest in the Indebtedness which has the highest priority of repayment by the company. However, on occasion, lower priority Indebtedness also may be acquired.

Indebtedness of companies may also include Trade Claims. Trade Claims generally represent money due to a supplier of goods or services to the companies issuing indebtedness. Company Indebtedness, including Bank Claims and Trade Claims, may be illiquid (as defined below).

Borrowing Policies of the Funds
The Funds may borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. Each Fund may borrow up to one-third of the Fund's total assets. To secure borrowings, each Fund may mortgage or pledge securities in an amount up to one-third of the Fund's net assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Fund's total assets.

Variable Rate, Floating Rate, or Variable Amount Securities
The Funds may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Funds will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Funds may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Fund will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements
The Funds may enter into repurchase agreements. Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of a repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and which have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Fund may otherwise invest. A Fund will not invest in repurchase agreements maturing in more than seven days if that would result in more than 10% of the Fund's net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Funds have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

Reverse Repurchase Agreements and Leverage
The Funds may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Fund sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The Fund will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with, or prior to, the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of a Fund's shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

The use of reverse repurchase agreements is included in the Fund's borrowing policy and is subject to the limits of Section 18(f)(1) of the 1940 Act. During the time a reverse repurchase agreement is outstanding, each Fund that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Municipal Obligations
The Funds, except the Transamerica Premier Index Fund, may invest in municipal obligations. The equity Funds may invest in such obligations as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable the Fund to demand payment from the issuer or a financial intermediary on short notice.

Small Capitalization Stocks
Except for the Premier Cash Reserve Fund, the Funds may invest in small capitalization stocks. The securities of small companies are usually less actively followed by analysts and may be under-valued by the market, which can provide significant opportunities for capital appreciation; however, the securities of such small companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Over-The-Counter-Market
The Funds may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an effect on the purchase or selling price of a stock.



Mortgage-Backed and Asset-Backed Securities
The Funds may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Fund is more likely to invest in such securities than the other Funds. Mortgage-backed and asset-backed securities are generally securities evidencing ownership or interest in pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating prepayment risk. For example, prepayments on Government National Mortgage Association certificates (GNMAs) are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Funds may be required to invest these proceeds at a lower interest rate, causing them to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life of the underlying mortgages to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds
The Funds may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum, which represents both principal and interest, is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Investments in Other Investment Companies
Up to 10% of each Fund's total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, no Fund may purchase more than 3% of the outstanding shares of any one investment company.

Special Situations
The Funds may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Investment Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. It is not the policy of any of the Funds to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.


Investment Restrictions

Investment restrictions numbered 1 through 10 below have been adopted as fundamental policies of the Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Each Fund will operate as a diversified company within the meaning of the 1940 Act, except the Transamerica Premier Aggressive Growth Fund, which will operate as a non-diversified fund. The non-diversified Fund reserves the right to become diversified by limiting its investments in which more than 5% of the Fund's total assets are invested. Investment restrictions 11 through 14 may be changed by a vote of the Board of Directors of the Company at any time.

1.   Borrowing
Each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Fund's total assets, the Fund will not make any additional investments.

2.   Lending
No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes.

3.   5% Fund Rule
Except for the Transamerica Premier Aggressive Growth Fund, no Fund may purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Transamerica Premier Cash Reserve Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Transamerica Premier Aggressive Growth Fund, no more than 25% of the Fund's total assets may be invested in the securities of a single issuer (other than cash items and government securities); and, with respect to 50% of the Fund's total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities). Transamerica Premier Cash Reserve Fund may invest more than 5% of the Fund's total assets, but not more than 25% of the Fund's total assets, in the securities of one issuer for a period not to exceed three business days.

4.  10% Issuer Rule
No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in government securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act.

5.   25% Industry Rule
No Fund may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Fund, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

6.   Underwriting
No Fund may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

7.  Real Estate
No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

8.   Short Sales
No Fund may make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9.   Margin Purchases
No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Fund.

10.   Commodities
No Fund may invest in commodities, except that each Fund (other than the Transamerica Premier Cash Reserve Fund) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

11.   Securities of Other Investment Companies
No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Fund's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Fund's total assets would be invested in the securities of any one investment company; or (c) the Fund would own more than 3% of the total outstanding voting securities of any investment company.

12.   Invest for Control
No Fund may invest in companies for the purposes of exercising control or management.

13.   Warrants
The Transamerica Premier Cash Reserve Fund may not invest in any form of warrants.

14.   Restricted and Illiquid Securities
No Fund will invest more than 15% (10% for the Transamerica Premier Cash Reserve
Fund) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. In no event will any Fund's investment in illiquid securities, in the aggregate, exceed 15% (10% for the Transamerica Premier Cash Reserve Fund) of its assets. If through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Fund.

The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.


Management of the Company

Transamerica Investors, Inc.
Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the SEC under the 1940 Act as an open-end management investment company of the series type. Each Fund constitutes a separate series. All series, except the Transamerica Premier Aggressive Growth Fund, are diversified investment companies. Each series has four classes of shares, Investor Shares, Institutional Shares, A Shares and M Shares. This SAI describes the Investor Class and Institutional Class of shares only. For more information about the A Shares or M Shares, available through brokers, call 800-892-7587. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares. The fiscal year-end of the Company is December 31.

Except for the differences noted, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued, is fully paid and nonassessable. Each share of each class of a Fund represents an identical legal interest in the investments of the Fund. Each class has certain expenses related solely to that class. Each class will have exclusive voting rights under any 12b-1 distribution plan related to that class. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares of the Company, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by the shareholders of that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

Directors and Officers
Responsibility for the management and supervision of the Company and its Funds rests with the Board. The Investment Adviser is subject to the direction of the Board.

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an interested person of the Company, as defined in the 1940 Act.

                                    Position Held with
Name, Address                       Transamerica              Principal Occupations
& Age                               Investors, Inc.           During Past 5 Year
-------------------------------------------------------------------------------------------------
Richard N. Latzer*

Transamerica Center                Chairman of the Board       Chairman of  Transamerica
1150 S. Olive Street                                          Investment Services, Inc., Chairman of
Los Angeles, CA  90015                                        Transamerica Investment Management, LLC
Age  64                                                        Senior Vice President and Chief Investment Officer

                                                              for Transamerica Corporation;
                                                              President and Chief Executive Officer, Transamerica
                                                              Realty Services. Chief Executive Officer,
                                                              Transamerica Investment Management, LLC.


Gary U. Roll e*                     President                 Chairman and President,
Transamerica Center                                           Transamerica Income Shares Inc.
1150 S. Olive St.                                             and Transamerica Variable Insurance
Los Angeles, CA 90015                                         Fund, Inc.; President &
Age 59                                                        Chief Investment Officer,

                                                              Transamerica Investment Services, Inc.;
                                                              and Chief Investment Officer,
                                                              TOLIC and TALIAC.


Sidney E. Harris                    Director                  Dean of College of Business
Georgia State University                                      Administration, Georgia
35 Broad Street, Suite 718                                    State University since 1997.
Atlanta, Georgia 30303                                        Formerly, Dean of the Peter F.
Age   51                                                      Drucker Management Center,

                                                              Claremont Graduate School.


Charles C. Reed                     Director                  Vice Chairman of Aon Risk
Aon Risk Services                                    Services Inc. of Southern
707 Wilshire Blvd., Suite 6000                                California (business risk
Los Angeles, CA 90017                                         management and insurance
Age   67                                                      brokerage).


Carl R. Terzian                     Director                  Chairman of Carl Terzian
Carl Terzian Associates                                       Associates (public relations).
12400 Wilshire Blvd, Suite 200
Los Angeles, CA 90025

Age  65

William T. Miller                   Treasurer        Chief Operating Officer, Transamerica
Transamerica Center                                           Investment Management, LLC and
1150 S. Olive Street                                          Transamerica Investment Services, Inc.;
Los Angeles, CA  90015                                 Previously, Chief Financial Officer, Kayne Anderson
Age   37                                                      Investment Management.

The directors are responsible for major decisions relating to the Funds' objectives, policies and operations. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors. The sole member of the Executive Committee is Richard Latzer.


No officer, director or employee of Transamerica Investment Management LLC, or any of its affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an interested person of the Company receives an annual fee of $10,000, and $1,000 for each meeting of the Company's Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

Following is a table of the compensation expected to be paid to each director during the current fiscal year.

Name                       Compensation Paid
--------------------------------------------
Sidney E. Harris                    $15,000
Charles C. Reed                     $15,000
Carl R. Terzian                     $15,000


The officers and directors of Transamerica Investors, Inc. together owned less than 1% of the shares of each of the equity Funds. As of March 14, 2001, the following shareholders owned 25% or more of the Investor Class shares of the indicated Funds:

                                                     Transamerica               Percent
Shareholder                                          Premier Fund               Owned
Investor Class


Charles Schwab & Co Inc                     Aggressive Growth Fund              28.76 %
101 Montgomery St, San Francisco, CA  94104-4122

Charles Schwab & Co Inc                     Equity Fund                         25.61 %
101 Montgomery St, San Francisco, CA  94104-4122

ARC Reinsurance Corporation                          Index Fund                         25.69 %
1149 S Hill St # H-344, Los Angeles, CA  90015-2212

Charles Schwab & Co Inc                     Small Company Fund                  31.76 %
101 Montgomery St, San Francisco, CA  94104-4122

ARC Reinsurance Corporation                          Value Fund                         50.03 %
1149 S Hill St # H-344, Los Angeles, CA  90015-2212

Charles Schwab & Co Inc                     Balanced Fund                       28.54 %
101 Montgomery St, San Francisco, CA  94104-4122

ARC Reinsurance Corporation                          Bond Fund                          68.84 %
1149 S Hill St # H-344, Los Angeles, CA  90015-2212







Institutional


Transamerica Life Ins & Annuity Co          High Yield Bond Fund Inst  100%
1150 S Olive St T-10, Los Angeles, CA  90015-2211


As of March 14, 2001, Transamerica Life Insurance and Annuity Company, 1150 S.
Olive Street, Los Angeles, CA 90015 owned 100% of the Institutional Class shares of the Premier High Yield Bond Fund.

In addition, as of March 14, 2001, the following shareholders owned 5% or more of the Investor Class shares of the indicated equity Funds:


                                                     Transamerica               Percent
Shareholder                                          Premier Fund               Owned
INVESTOR CLASS


ARC Reinsurance Corporation                          Aggressive Growth Fund             8.58 %
1149 S Hill St # H-344, Los Angeles, CA  90015-2212

Charles Schwab & CO INC                     Aggressive Growth Fund              28.76 %
101 Montgomery St, San Francisco, CA 94104-4122

National Financial Services                          Aggressive Growth Fund             12.28 %
200 Liberty St 5th Fl, 1 World Trade Ctr, New York, NY  10281-5500

Transamerica Occidental Life Insurance Co   Equity Fund                         9.93 %
PO Box 512101, Los Angeles, CA  90051-0101

Transamerica Corporation                    Equity Fund                         11.25 %
600 Montgomery St, San Francisco, CA  94111-2702

Charles Schwab & Co Inc                     Equity Fund                         25.61 %
101 Montgomery St, San Francisco, Ca 94104-4122

National Financial Services                          Equity Fund                        6.67 %
200 Liberty St 5th Fl, 1 World Trade Ctr, New York, Ny  10281-5500

Arc Reinsurance Corporation                          Index Fund                         25.69 %
1149 S Hill St, # H-344, Los Angeles, Ca 90015-2212

Transamerica Occidental Life Insurance Co   Index Fund                          9.27 %
Po Box 512101, Los Angeles, Ca  90051-0101

Transamerica Occidentel Life Ins Corp Acct  Index Fund                          22.32 %
1149 S Broadway St Ste B-527, Los Angeles, Ca  90015-2263

Arc Reinsurance Corporation                          Small Company Fund                 8.11 %
1149 S Hill St # H-344, Los Angeles, Ca  90015-2212

National Financial Services                          Small Company Fund                 11.78 %
 200 Liberty St 5th Fl, 1 World Trade Ctr, New York, Ny  10281-5500

Northern Trust Cust                                  Small Company Fund                 6.34 %
Po Box 92956, Chicago, Il  60675-2956

Arc Reinsurance Corporation                          Value Fund                         50.03 %
1149 S Hill St, # H-344, Los Angeles, Ca 90015-2212

Charles Schwab & Co Inc                     Value Fund                          10.36 %
101 Montgomery St, San Francisco, Ca  94104-4122

Richard H & Rosemary Finn Ttees Finn Family Trust    Value Fund                 7.75 %
510 Ravenscourt Rd, Hillsborough, Ca  94010-6838

Wilmington Trust Company Ttee                        Value Fund                         7.19 %
Po Box 8882, Wilmington, De  19899-8882

Transamerica Occidental Life Insurance Co   Balanced Fund                       8.53 %
Po Box 512101, Los Angeles, Ca  90051-0101

Charles Schwab & Co Inc                     Balanced Fund                       28.54 %
101 Montgomery St, San Francisco, Ca 94104-4122

National Financial Services                          Balanced Fund                      13.27 %
200 Liberty St 5th Fl, 1 World Trade Ctr, New York, Ny  10281-5500

Transamerica Occidentel Life Ins Corp Acct  Balanced Fund                       10.03 %
1149 S Broadway St Ste B-527, Los Angeles, Ca  90015-2263

Arc Reinsurance Corporation                          Bond Fund                          68.84 %
1149 S Hill St, # H-344, Los Angeles, Ca 90015-2212

Transamerica Occidental Life Insurance Co   Bond Fund                           7.46 %
Po Box 512101, Los Angeles, Ca  90051-0101



Charles Schwab & Co Inc                     Bond Fund                           6.19 %
 101 Montgomery St, San Francisco, Ca  94104-4122

Richard H & Rosemary Finn Ttees Finn Family Trust    Cash Reserve Fund 5.01 %
510 Ravenscourt Rd, Hillsborough, Ca  94010-6838

Gary U And Della V Rolle Ttees                       Cash Reserve Fund 5.81 %
 The Rolle Family Revocable Trust
 2727 Mandeville Canyon Rd, Los Angeles, Ca  90049-1005




INSTITUTIONAL



Charles Schwab & Co Inc                     High Yield Bond Fund                6.39 %
101 Montgomery St, San Francisco, Ca
94104-4122

Richard H & Rosemary Finn Ttees             High Yield Bond Fund                9.30 %
510 Ravenscourt Rd, Hillsborough, Ca  94010-6838

Peter J Sodini Jt Wros                               High Yield Bond Fund               10.54 %
1112 Silver Oaks Ct, Raleigh, Nc  27614-9359

Robert E Webster                            High Yield Bond Fund                14.98 %
Dennis J Hughes Jt Wros
Po Box 741, Wilmington, Ma  01887-0741

Donaldson Lufkin Jenrette Securities Corporation Inc   High Yield Bond Fund       5.22 %
Po Box 2052, Jersey City, Nj  07303-2052


* Charles Schwab & Company, Inc., National Financial Services and National Investors Services Corp hold these shares as nominees for the beneficial owners of such shares (none of whom individually own more than 5% of any of the Funds' outstanding shares). With respect to such shares, these companies have no investment discretion and only limited discretionary voting power as nominee holders.

Investment Adviser

The Funds' Investment Adviser is Transamerica Investment Management, LLC, or TIM, ( the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. TIM is controlled by Transamerica Investment Services, Inc., at the same address. TIS was adviser until January 1, 2000. Under an agreement with TIM, TIS provides TIM with certain investment research and other services and, in this regard, it serves as sub-adviser to the Funds. TIM and TIS are jointly referred to as the Advisers.


The Advisers will: (1) supervise and manage the investments of each Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Although it is the Company's policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide the Funds with statistical information and other services in addition to transaction services. See "Brokerage Allocation" below.

For its services to the Funds, the Investment Adviser TIM receives an Adviser
Fee. The following fees are based on an annual percentage of the average daily net assets of each Fund. They are accrued daily, and paid monthly.

--------------------------------------------------- -------------------- ------------------ -----------------
Transamerica Premier Fund                           First $1 Billion     Next $1 Billion    Over $2 Billion
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Aggressive Growth Fund                                     0.85%               0.82%             0.80%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Equity Fund                                                0.85%               0.82%             0.80%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Index Fund                                                 0.30%               0.30%             0.30%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Small Company Fund                                         0.85%               0.82%             0.80%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Value Fund                                                 0.75%               0.72%             0.70%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Balanced Fund                                              0.75%               0.72%             0.70%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Bond Fund                                                  0.60%               0.57%             0.55%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
High Yield Bond Fund                                       0.55%               0.52%             0.50%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Cash Reserve Fund                                          0.35%               0.35%             0.35%
--------------------------------------------------- -------------------- ------------------ -----------------

Following are the amounts of Adviser Fees earned, amounts waived, and net amounts received for each Fund over the last three fiscal years. Certain fees were waived by the Investment Adviser.

---------------------------------------------------- ------------------- ------------------- ----------------
Transamerica Premier Fund                                   Adviser Fee         Adviser Fee      Adviser Fee
 Fiscal Year                                                     Earned              Waived     Net Received
Aggressive Growth Fund


    1998                                                       $502,204                  $0         $502,204
    1999                                                     $1,757,339                  $0       $1,757,339
    2000                                                  $1,964.074.11                  $0    $1,964,074.11

Equity Fund



    1998                                                     $2,029,569                  $0       $2,029,569
    1999                                                     $2,797,925                  $0       $2,797,925
    2000                                                  $2,553,778.63                  $0    $2,553,778.63

Index Fund



    1998                                                        $90,470             $90,470               $0
    1999                                                       $129,184            $129,184               $0
    2000                                                    $146,504.80         $146,504.80               $0

Small Company Fund


    1998                                                       $400,502                  $0         $400,502
    1999                                                     $1,776,212                  $0       $1,776,212
    2000                                                  $3,020,051.98                  $0    $3,020,051.98

Value Fund

    1998                                                        $47,992                  $0          $47,992
    1999                                                        $66,953             $66,953               $0
    2000                                                     $83,851.47          $68,822.07       $15,029.40

Balanced Fund



    1998                                                       $313,639                  $0         $313,639
    1999                                                       $479,658                  $0         $479,658
    2000                                                    $583,693.05                  $0      $583,693.05

Bond Fund

                                                                $94,170

    1998                                                       $102,777                  $0          $94,170
    1999                                                    $105,505.13             $29,779          $72,998
    2000                                                                         $17,174.52       $88,330.61

High Yield Bond Fund

    1998                                                         $1,913                $222           $1,691
    1999                                                        $10,314             $10,314               $0
    2000                                                   $ 472,464.28          $45,202.87     ($35,796.71)

Cash Reserve Fund

                                                               $233,805

    1998                                                       $346,572            $158,537         $ 75,268
    1999                                                    $506,386.08            $346,572               $0
    2000                                                                        $506,386.08               $0

---------------------------------------------------- ------------------- ------------------- ----------------


The Investment Adviser TIM is owned by sub-adviser TIS; TIS is a wholly-owned subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is owned by AEGON N.V., one of the world's largest financial services and insurance groups.


Administrator
The Funds' Administrator is Transamerica Investment Management, LLC, (Administrator), 1150 South Olive Street, Los Angeles, California 90015. The Administrator will: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) arrange periodic updating of the Funds' prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold. The Administrator has contracted with State Street Bank and Trust Company to perform certain administrative functions.

Each Fund pays all of its expenses not assumed by the Investment Adviser/ Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

The Investment Adviser/Administrator may from time to time reimburse the Funds for some or all of their operating expenses. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. This practice may be terminated at any time.

Custodian and Transfer Agent
State Street Bank and Trust Company (State Street), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian to the Funds. Under its custodian contract with the Company, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

Under a Transfer Agency Agreement, State Street Bank also serves as the Funds' transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

DistributorTransamerica Securities Sales Corporation (TSSC) serves as the principal underwriter of shares of the Funds, which are continuously distributed. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. TSSC may also enter into arrangements whereby Fund shares may be sold by other broker-dealers, which may or may not be affiliated with TSSC.

Distribution of Shares of the Funds
The 12b-1 plan of distribution and related distribution contracts require the Investor Class of each Fund to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Company will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Company. The Board will review the distribution plan, contracts and TSSC's expenses.

The 12b-1 fee covers such activities as preparation, printing and mailing of the Prospectus and Statement of Additional Information for prospective customers, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Funds.


During 2000 TSSC received $2,729,896 in 12b-1 fees, of which approximately $655,175 was spent on telemarketing and prospectus distribution and approximately $2,074,721.13 was spent on advertising and sales promotion. There was no sales compensation paid in 2000.


From time to time, and for one or more Funds within each class of Shares, the Distributor may waive any or all of these fees at its discretion.


Purchase and Redemption of Shares

Detailed information on how to purchase and redeem shares of a Fund is included in the Prospectus.

IRA AccountsYou can establish an Individual Retirement Account (IRA), either Regular or Roth IRA, or a Simplified Employee Pension (SEP) or SIMPLE IRA with your employer, or an Education IRA for a child. Contributions to an IRA may be deductible from your taxable income or earnings may be tax-free, depending on your personal tax situation and the type of IRA. Please call 1-800-89-ASK-US (1-800-892-7587) for your IRA application kit, or for additional information. The kit has information on who qualifies for which type of IRA.

If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to a Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Premier Funds to avoid a 20% federal withholding tax.

There is an annual fee of $10 per Fund in which you own shares for administering your IRA. This is limited to a maximum annual fee of $40 per taxpayer identification number. This fee is waived if the combined value of all shares in your IRA accounts is $5,000 or more when the fee is due. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA accounts that are maintained under the same taxpayer identification number. You may pay the fee directly. Otherwise it will be deducted ordinarily during December of each year or at the time you fully redeem your shares in a Fund, if prior to December. The Company reserves the right to change the fee, but you will be notified at least 30 days in advance of any such change.

Uniform Gifts to Minors
A Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account allows an adult to put assets in the name of a minor child. The adult maintains control over these assets until the child reaches the age of majority, which is generally 18 or 21. State laws dictate which type of account can be used and the age of majority. An adult must be appointed as custodian for the account and will be legally responsible for administering the account, but the child's Social Security number must be used. Generally, the person selected as custodian is one of the parents or grandparents, but may be some other adult relative or friend. By shifting assets to a custodial account, you may benefit if the child's tax rate is lower.

Investor Share Redemptions in Excess of $250,000
If you request a redemption of up to $250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one account in any one Fund in a 90-day period, we reserve the right to pay you in securities in lieu of cash.

The securities delivered will be selected at the sole discretion of the Fund. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire Fund. They may be securities that the Fund regards as least desirable. You may incur brokerage costs in converting the securities to cash.

The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under "Determination of Net Asset Value" later in this document. Such valuation will be made as of the same time the redemption price is determined.

This right is designed to give the Funds the option to lessen the adverse effect of large redemptions on the Fund and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Fund pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder's proceeds would be fixed at $750,000 and the market risk would be imposed on the Fund and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash, the market risk is imposed on the redeeming shareholder. The redeeming shareholder (not the Fund) bears the brokerage cost of selling the securities.

Brokerage Allocation

Subject to the direction of the Board, the Investment Adviser has responsibility for making a Fund's investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser's policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund's securities and advice as to the valuation of securities. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Investment Adviser will not effect any brokerage transactions in the Funds' securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser's own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.

During the year ending December 31, 1999, all transactions were allocated to brokers and dealers on the basis of the best execution and no commissions were paid based on research or other services provided.

Over the last three fiscal years all classes of the Funds have paid the following brokerage commissions:

------------------------------------------------- --------------- ---------------- --------------- --------------- ----

Transamerica Premier Fund                              2000            1999             1998

------------------------------------------------- --------------- ---------------- --------------- --------------- ----

Aggressive Growth Fund                                  $165,979         $259,928        $130,175
Equity Fund                                             $206,029         $232,238        $401,335
Index Fund                                                $9,563           $8,226         $12,428
Small Company Fund                                      $276,878         $137,513        $154,732
Value Fund                                               $11,917          $18,786         $30,927
Balanced Fund                                            $72,910          $42,264         $35,459
Bond Fund                                                   $150           $1,110            $150
High Yield Bond Fund                                      $2,067           $1,379          $1,551
Total                                                   $745,493         $701,444        $766,757

------------------------------------------------- --------------- ---------------- --------------- --------------- ----


On December 31, 2000, the Premier Aggressive Growth Fund held stock in Charles Schwab Corporation with a value of $10,498,750. The Premier Equity Fund held stock in Charles Schwab Corporation with a value of $17,025,000. The Premier Index Fund held stock in Charles Schwab Corporation with a value of $137,505 , stock in J.P. Morgan & Co., Inc. with a value of $102,610, stock in Lehman Brothers Holdings, Inc. with a value of $58,158, stock in Merrill Lynch & Company Inc. with a value of $190,379, stock in Morgan Stanley Dean Witter & Co. with a value of $323,181, and stock in The Bear Sterns Companies, Inc. with a value of $18,906. The Premier Balanced Fund held stock in Charles Schwab Corporation with a value of $1,404,562, and stock in Merrill Lynch & Company, Inc. with a value of $503,370. In 2000, Goldman Sachs, Charles Schwab & Co., Merrill Lynch, CS First Boston Co., Bank of America Securities, J.P. Morgan, Arlington, Morgan Stanley Dean Witter & Co., Lehman Brothers Inc. and Salomon Smith Barney (a subsidiary of Citigroup Inc.) were among these Funds' regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.


Determination of Net Asset Value

Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Fund, and each class of each Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Fund (assets, including securities at market value, minus liabilities) divided by the number of that Fund's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). Except for the Transamerica Premier Cash Reserve Fund, each Fund will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business (as described in the Prospectus). The Transamerica Premier Cash Reserve Fund will determine its net asset value only on days that the Federal Reserve is open.

In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Funds may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Funds (other than the Transamerica Premier Cash Reserve Fund) are valued as follows:
a) Equity securities and other similar investments (Equities) listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (Nasdaq) are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price.
b) _______ Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices.
c) _______ Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board.
d) _______ Options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded.
e) _______ Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.
f) _______ Forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts.
g) _______ All other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board.
h) _______ Debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

Equities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (eastern time) Reuters spot rate. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

All of the assets of the Transamerica Premier Cash Reserve Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities. The Board has established procedures reasonably designed, taking into account current market conditions and the Transamerica Premier Cash Reserve Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity;
(2) shortening the average maturity of the fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Fund's net asset value might still decline.


Performance Information

The performance information which may be published for the Funds is historical. It is not intended to represent or guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

The Transamerica Premier Equity, Transamerica Premier Index, Transamerica Premier Balanced, Transamerica Premier Bond, and Transamerica Premier Cash Reserve Funds have the same investment adviser and the investment goals and policies, and their strategies are substantially similar in all material respects as the separate accounts which preceded such Funds and were operated in the same manner as such Funds. The Transamerica High Yield Bond separate account transferred (converted) all its assets to the Transamerica Premier High Yield Bond Fund in exchange for shares in the Fund. The separate accounts are not registered with the SEC, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code or regulated as investment companies under the securities laws, their performance may have been adversely affected at times. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance. Separate account performance should not be considered indicative of any past or future performance of the Funds.

Average Annual Total Return for Non-Money Market Funds
The Company may publish total return performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. Each Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

A Fund can also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund can quote its total returns on a before-tax or after-tax basis.

Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

P(1 + T)n = ERV

         Where:
         P        =        a hypothetical initial payment of $1,000

         T         =       an average annual total return

         N         =       the number years

         ERV ______ = ________ the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)


Average Annual Total Returns (as of 12/31/00)

                                                       1            5      10          Since        Incep-

 __________________________________________year         years    years              Inception    tion Date
                                           ----------------------------------------------------------------------
Transamerica Premier Aggressive Growth Fund  -18.60%    -                -             34.38%     6/30/97
Transamerica Premier Small Company Fund               -26.00%       -             -            39.79%      6/30/97
Transamerica Premier Equity Fund                      -13.81%     23.96%      -                22.28%     10/2/95
Transamerica Premier Index Fund                       -9.15%      18.07%       -         18.43%     10/2/95
Transamerica Premier Value Fund*                        10.72%     -               -          8.84%

Transamerica Premier Balanced Fund                   9.89%      20.55%     -           20.01%      10/2/95
Transamerica Premier High Yield Bond Fund     -2.01%    7.38%      -          11.24%
Transamerica Premier Bond Fund                                 8.10%     5.63%      -            6.31%     10/2/95
Transamerica Premier Cash Reserve Fund                         6.34%     5.53%      -            5.54%

10/2/95

* Total returns are year-to-date, not annualized, from its From time to time, the Portfolio may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

CTR   =   (ERV/P) - 1

         Where:
         CTR   =           The cumulative total return net of Portfolio
                                recurring chargesfor the period.

         ERV      =        The ending redeemable value of the hypothetical
                                investment at the end of the  period.

         P     =           A hypothetical single payment of $1,000.


Money Market Fund Yields
From time to time, the Transamerica Premier Cash Reserve Fund advertises its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Current yield for the Transamerica Premier Cash Reserve Fund will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of effective yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1


Yields for Transamerica Premier Cash Reserve Fund Investor Class 7-day Current Yield as of 12/31/ 00 = 6.42% 7-day Effective Yield as of 12/31/ 00 = 6.63%


30-Day Yield for Non-Money Market Funds
Although 30-day yields are not used in advertising, they are available upon request. Quotations will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

Yield = 2[({[a-b]/cd} + 1)6 - 1] Where:
a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

Published Performance
From time to time the Company may publish, or provide telephonically, an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, IBC's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

In addition, the Company may from time to time advertise its performance relative to certain indexes and benchmark investments, including:
o the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual
     Fund Indexes (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);
o the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry);
o the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services);
o ________ Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation);
o        the Hambrecht & Quist Growth Stock Index;
o        the NASDAQ OTC Composite Prime Return;
o        the Russell Midcap Index;
o        the Russell 2000 Index;
o        the ValueLine Composite;
o        the Wilshire 5000 Index;
o ________ the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years);
o the Shearson Lehman Brothers Aggregate Bond Index or its component indexes (the Aggregate Bond Index measures the performance of Treasury, U.S. government agencies, mortgage and Yankee bonds);
o the S&P Bond indexes (which measure yield and price of corporate, municipal and U.S. government bonds);
o        the J.P. Morgan Global Government Bond Index;
o IBC's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. government money market funds);
o ________ historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data;
o        the FT-Actuaries Europe and Pacific Index;
o mutual fund performance indexes published by Morningstar, Inc., Variable Annuity Research & Data
     Service, the Investment Company Institute, the Investment Company Data,
        Inc., Media General Financial, and
     Value Line Mutual Fund Survey; and
o        financial industry analytical surveys, such as Piper Universe.

The composition of the investments in such indexes and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund. These indexes and averages are generally unmanaged and the items included in the calculations of such indexes and averages may be different from those of the equations used by the Company to calculate a Fund's performance figures.

The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments, and discussions of the Fund's current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, expenses, investments, and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption.

Taxes

For each taxable year, each Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). This exempts the Funds from federal income and excise taxes, if the Funds distribute to their shareholders at least 90% of their investment company taxable income, consisting generally of net investment income, net short-term capital gains, and net gains from certain foreign currency transactions. Shareholders are subject to tax on these distributions. The Company must also meet the following additional requirements: (1) The Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies (Income Requirement); (2) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax on amounts not distributed to shareholders on a timely basis. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Dividends and interest received by each Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Certain of the Funds may invest in the stock of passive foreign investment companies (PFICs). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) At least 75% of its gross income is passive; or (2) An average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of that stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income, and accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund, then in lieu of the foregoing tax and interest obligation, that Fund will be required to include income each year to its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the Fund; those amounts would be subject to the Distribution Requirement. The ability of a Fund to make this election may be limited.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities. Potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any applicable state, local, or foreign taxes.

Other Information

Legal Matters
An opinion of counsel as to the legality of the shares of the Funds has been given by Reid A. Evers, Vice President and Associate General Counsel of Transamerica Occidental Life Insurance Company.

Independent Auditors
Ernst & Young LLP, 725 S. Figueroa Street, Los Angeles, California 90017, serves as independent auditors for the Funds, and in that capacity examines the annual financial statements of the Company.

Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Funds discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

Bond Ratings Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

Although securities ratings are considered when making investment decisions, the Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. This analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects are also considered.

Because of the greater number of considerations involved in investing in lower-rated securities, the achievement of the Transamerica Premier High Yield Bond Fund's objectives depends more on the analytical abilities of the investment team than is the case with the Transamerica Premier Balanced Fund and the Transamerica Premier Bond Fund, which both invest primarily in securities in the higher rating categories.

For more detailed information on bond ratings, including gradations within each category of quality, see Appendix A.

Disclosure Regarding S&P Trademark


The Premier Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill companies, Inc., ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee Adviser ___ the licensing of certain trademarks and trade names of the S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owner of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Statements


The audited Annual Report for the fiscal year ended December 31, 2000 is a separate report supplied with this SAI and is incorporated herein by reference.

Appendix A

Description of Corporate Bond Ratings

Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody's Investors Service, Inc. Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.

Standard & Poor's Corporation AAA: This rating is the highest rating assigned by Standard & Poor's and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

Appendix B

Description of Fixed-Income Instruments

U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits
Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance
A bankers' acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities
Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities
Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities
Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans
A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations
International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts
A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS). For certain securities law purposes, custody receipts are not considered U.S. government securities.

Pass-Through Securities
The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association (GNMA) certificates or Federal National Mortgage Association (FNMA) and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

Transamerica Premier Funds - Class A and Class M Shares


Prospectus: May 1, 2001



Equity Funds
Transamerica Premier Aggressive Growth Fund
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Small Company Fund
Transamerica Premier Value Fund

Combined Equity & Fixed Income Fund
Transamerica Premier Balanced Fund

Fixed Income Funds
Transamerica Premier Bond Fund
Transamerica Premier Cash Reserve Fund














Not FDIC Insured
May Lose Value
No Bank Guarantee






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents                                             Page

The Funds at a Glance..................................................    2
Fees and Expenses....................................................      8
The Funds in Detail
         Transamerica Premier Aggressive Growth Fund ............... ____ 11
         Transamerica Premier Equity Fund..............................   11
         Transamerica Premier Index Fund................................. 12
         Transamerica Premier Small Company Fund _____ ...................12
         Transamerica Premier Value Fund................................. 13
         Transamerica Premier Balanced Fund.............................. 14
         Transamerica Premier Bond Fund.................................  15
         Transamerica Premier Cash Reserve Fund........................ _ 17

Investment Adviser and Sub-Adviser........................................18
         Adviser Fee
         Fund Managers


         Advisers Performance on Similar Funds
Buying and Selling Shares.................................................20
Your Guide To: Dividends & Capital Gains................................. 22
Your Guide To: Federal Taxes and Your Fund Shares  .....................  23
Share Price...............................................................23
Distribution Plan.........................................................23
Summary of Bond Ratings  .................................................24
Financial Highlights......................................................25
Additional Information and Assistance............................... Back Cover

The Funds at a Glance

The following is a summary of each Fund's goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC.

The performance shown for each Fund assumes reinvestment of dividends. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of each Fund, but is recalculated using the current maximum sales charge for each class. We compare each Fund's performance to a broad-based securities market index. Performance figures for these indexes do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund.

Transamerica Premier Aggressive Growth Fund

The Fund seeks to maximize long-term growth.

It invests primarily in domestic equity securities selected for their growth potential resulting from growing franchises protected by high barriers to competition. The Fund generally invests 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than our other equity funds, the poor results of one company can have a greater negative impact on the Fund's performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

[chart goes here]
o  Best calendar quarter:

         Class A: 43.19% for quarter ending 12/31/98
         Class M: 43.07% for quarter ending 12/31/98
o Worst calendar quarter:

         Class A: -27.60% for quarter ending 12/31/00
         Class M: -27.62% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)
                                            Since Inception
                           1 year   3 years (6/30/97) *

Premier Aggressive

 Growth Fund, Class A            -18.71%    32.05%34.27%
Premier Aggressive
  Growth Fund, Class M           -18.93%    31.77%     33.98%
S&P 500 Index        -9.10%      12.26%      13.62%

 .

The Standard and Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would incurred by an investor purchasing the securities it represents.

*Class A and M - June 30, 1998; average annual returns are based on the July 1, 1997 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investments Adviser has not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.


It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund's holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.



The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]
o  Best calendar quarter:
         Class A: 29.69% for quarter ending 12/31/99
         Class M: 29.60% for quarter ending 12/31/99

o Worst calendar quarter:

         Class A: -14.48% for quarter ending 9/30/98
         Class M:  -14.61% for quarter ending 9/30/98

Average Annual Total Returns Since Inception (as of 12/31/00)
                                               Since Inception
                    1 year       5 Years       (10/2/95)*

Premier Equity Fund

  Class A           -14.06%      23.74%        22.02%
Premier Equity Fund
  Class M           -14.19%      23.46%        21.73%
S&P 500 Index       -9.10%       18.33%        18.68%
The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund's wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]
o  Best calendar quarter:

         Class A: 21.05% for quarter ending 12/31/98
         Class M: 21.03% for quarter ending 12/31/98
o Worst calendar quarter:
         Class A: -10.01% for quarter ending 9/30/98
         Class M: -10.01% for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)
                                               Since Inception
                    1 year       5 Years       (10/2/95)*

Premier Index Fund

  Class A           -9.33%       17.77%        18.15%
Premier Index Fund
  Class M           -9.55%       17.49%        17.87%
S&P 500 Index       -9.10%       18.33%        18.68%

 .

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class. Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.


Transamerica Premier Small Company Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations or annual revenues of no more than $1 billion.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund's holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.



The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]
o  Best calendar quarter:
         Class A: 53.44% for quarter ending 12/31/99
         Class M: 53.36% for quarter ending 12/31/99

o Worst calendar quarter:

         Class A: -33.67% for quarter ending 12/31/00
         Class M: -33.69% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)
                                            Since Inception
                            1 year     3 year        (6/30/97)*
--------------------------------------------------------------------------

Premier Small

 Company Fund, Class A      -26.21%   37.06%   39.63%
Premier Small
 Company Fund, Class M  -26.40%       36.76%39.32%
Russell 2000 Index      -2.92%      4.82% 7.25%

The Russell 2000 Index measures the performance of the 2,000 smallest companies (approximately 8%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market). The Russell 2000 Index does not reflect any commissions or fees which would incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the July 1, 1997 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.




Transamerica Premier Value Fund

The Fund seeks to maximize capital appreciation.


We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. At least 80% of the Fund's assets will be invested in a diversified portfolio of domestic equity securities. ___ We typically concentrate the Fund's holdings in fewer than 50 well researched companies.


Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company's financial condition or adverse general economic or market conditions. As an equity fund, this Fund's performance may vary more than fixed income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.


The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.
[chart goes here]


|X|      Best calendar quarter:
         Class A: 26.81% for quarter ending 12/31/98
         Class M: 26.65% for quarter ending 12/31/98
|X|      Worst calendar quarter:
         Class A: -13.80% for quarter ending 9/30/98
         Class M: -13.80% for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)


                                            Since Inception

                           1 year           (3/31/98)*

Premier Value Fund

         Class A    10.65%             8.72%
         Class M    10.40%             8.49%
S&P 500 Index       -9.10%             8.17%

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the April 1, 1998 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

Transamerica Premier Balanced Fund
The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company's poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]
o  Best calendar quarter:

         Class A: 21.72% for quarter ending 6/30/97
         Class M: 21.64% for quarter ending 6/30/97
o Worst calendar quarter:

         Class A: -6.19% for quarter ending 12/31/00
         Class M: 6.20% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)
                                                 Since Inception
                     1 year        5 Years       (10/2/95)*

Premier Balanced Fund

    Class A                        9.57%         20.36%       19.76%
Premier Balanced Fund
    Class M          9.33%         20.07%        19.48%
S&P 500 Index        -9.10%        18.33%        18.68%
Lehman Brothers
   Government/Credit
    Bond Index         11.85%        6.24%        6.85%
The Standard and Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The Lehman Brothers Government/Credit Bond Index is a broad - based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

Note: All performance information represents past performances and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

Transamerica Premier Bond Fund
The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.


It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's and BBB or higher by Standard & Poor's (see Summary of Bond Ratings). We look for bonds with strong credit characteristics and additional returns as bond prices increase.


Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]
o  Best calendar quarter:

         Class A: 4.52% for quarter ending 9/30/95
         Class M: 4.46% for quarter ending 9/30/95
o Worst calendar quarter:
         Class A: -3.80% for quarter ending 12/31/95
         Class M: -3.86% for quarter ending 12/31/95


Average Annual Total Returns Since Inception (as of 12/31/00)
                                               Since Inception
                    1 year       5 Years       (10/2/95)*

Premier Bond Fund

   Class A                       7.89%         5.50% 6.13%
Premier Bond Fund
   Class M          -7.72%       5.28%         5.90%
Lehman Brothers
   Government/Credit
   Bond Index       11.85%       6.24%         6.85%

 .

The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.


Transamerica Premier Cash Reserve Fund
The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund's performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]
o  Best calendar quarter:
         Class A: 1.54% for quarter ending 12/31/00
         Class M: 1.48% for quarter ending 12/31/00

o Worst calendar quarter:

         Class A: 1.08% for quarter ending 6/30/99
         Class M: 1.02% for quarter ending 6/30/99

Average Annual Total Returns Since Inception (as of 12/31/00)
                                               Since Inception
                        1 year     5 Years     (10/2/95)*

Premier Cash Reserve Fund

  Class A            5.97%      5.16%       5.18%
Premier Cash Reserve Fund
  Class M            5.71%      4.90%          4.91%

iMoneyNet Fund Report     5.79%               5.04%               5.04%
 You can get the 7-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US. iMoneyNetTM(formerly the IBC's Money Fund ReportTM)-All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The seven-day current and effective yields were 6.08% and 6.26% for Class A, and 5.83% and 6.00% for Class M, respectively, as of December 31, 2000.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.


Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these Funds. There is a sales charge (load), but we may waive it for qualifying investors.


Shareholder Transaction Expenses

------------------------------ ------------------ ----------------------- ------------------ ----------------
Transamerica Premier             Maximum Sales     Maximum Con-tingent     Sales Charge on   Exchange Fee
Fund/Class                          Charge1           Deferred Sales         Reinvested
                               (as a percentage          Charge2              Dividends
                                  of offering      (as a percentage of
                                    price)        the lower of original
                                purchase price or
                                                   redemption proceeds)
Aggressive Growth Fund
    Class A                          5.25%                 none                 none              none
    Class M                          1.00%                 none                 none              none
Small Company Fund
    Class A                          5.25%                 none                 none              none
    Class M                          1.00%                 none                 none              none
Equity Fund
    Class A                          5.25%                 none                 none              none
    Class M                          1.00%                 none                 none              none
Value Fund
    Class A                          5.25%                 none                 none              none
    Class M                          1.00%                 none                 none              none
Index Fund
    Class A                          5.25%                 none                 none              none
    Class M                          1.00%                 none                 none              none
Balanced Fund
    Class A                          5.25%                 none                 none              none
    Class M                          1.00%                 none                 none              none
Bond Fund
    Class A                          4.75%                 none                 none              none
    Class M                          1.00%                 none                 none              none
Cash Reserve Fund
    Class A                          None                  none                 none             5.25%3
    Class M                          None                  none                 none             1.00%3
------------------------------ ------------------ ----------------------- ------------------ ----------------

Annual Fund Operating Expenses (as a percent of average net assets)


The table below lists the expenses incurred by Class A and Class M shares of each Fund during 2000.


----------------------------- ------------ -------------- ------------------ ---------------------- ------------------- -----------

Transamerica Premier            Adviser     12b-1 Fee5     Other Expenses6      Total Operating       Fee Waiver and   Net Expenses
Fund/Class                       Fee4                                              Expenses7             Expense

                                                                                                      Reimbursement
Aggressive Growth Fund

    Class A                      0.85%         0.35%            3.24%                4.44%                2.94%               1.50%
    Class M                      0.85%         0.60%            3.68%                5.13%                3.38%               1.75%

Small Company Fund

    Class A                      0.85%         0.35%            3.07%                4.27%                2.77%               1.50%
    Class M                      0.85%         0.60%            3.81%                5.26%                3.51%               1.75%

Equity Fund

    Class A                      0.85%         0.35%            4.25%                5.45%                3.85%               1.60%
    Class M                      0.85%         0.60%            4.03%                5.48%                3.63%               1.85%

Value Fund

    Class A                      0.75%         0.35%           17.34%               18.44%                17.14%              1.30%
    Class M                      0.75%         0.60%           16.01%               17.36%                15.81%              1.55%

Index Fund

    Class A                      0.30%         0.35%            5.40%                6.05%                5.55%               0.50%
    Class M                      0.30%         0.60%            8.24%                9.14%                8.39%               0.75%

Balanced Fund

    Class A                      0.75%         0.35%           19.15%               10.25%                8.70%               1.55%
    Class M                      0.75%         0.60%            9.11%               10.46%                8.66%               1.80%

Bond Fund

    Class A                      0.60%         0.35%           15.77%               16.72%                15.32%              1.40%
    Class M                      0.60%         0.60%           37.73%               38.93%                37.28%              1.65%

Cash Reserve Fund

    Class A                      0.35%         0.35%            2.28%                2.98%                2.38%               0.60%
    Class M                      0.35%         0.60%            9.23%               10.18%                9.33%               0.85%

----------------------------- ------------ -------------- ------------------ ---------------------- ------------------- ------------


1 ___ Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Class A Shares at net asset value to certain persons. See "Buying and Selling Shares". 2 A contingent deferred sales charge of 1.00% is assessed on redemptions of Class A Shares and Class M Shares made within 24 months following their purchases made at net asset value. See "Buying and Selling Shares". 3 An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. The fee is 5.25% for all Funds except the Premier Bond Fund which is 4.75%.
4The Investment Adviser may waive part or all of the Adviser Fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See "Adviser Fee". 5 After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge.
6"Other Expenses" are those incurred after any reimburesements to the Fund by the Administrator. See "Administrator". Other expenses include expenses not covered by the adviser fee or the 12b-1 Fee. Expenses for all Funds are based on actual expenses incurred during2000.

7 "Total Operating Expenses" include Adviser Fees, 12b-1 Fees, and other expenses that a Fund incurs. The Adviser has agreed, for 10 years or for such shorter time as the A and M Class Shares are outstanding, to waive that part of its Adviser Fee and/or to reimburse other operating expenses to the extent necessary so that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the percentages shown in the Net Expenses column . The Adviser may, from time to time, assume additional expenses. 8 The expenses in the example assume no fees for IRA or SEP accounts.


Examples
The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same as shown above. The examples are based on expenses after waivers and reimbursements. The examples also assume payment of the maximum sales charge and redemptions at the end of each period. The assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------ ----------------- --------------- ---------------- ---------------
Transamerica Premier  Fund8                     1 Year          3 Years          5 Years         10 Years
Aggressive Growth Fund
    Class A                                      $670             $974           $1,300           $2,222
    Class M                                      $276             $646           $1,039           $2,142
Small Company Fund
    Class A                                      $670             $974           $1,300           $2,222
    Class M                                      $276             $646           $1,039           $2,142
Equity Fund
    Class A                                      $679            $1,003          $1,350           $2,325
    Class M                                      $286             $676           $1,091           $2,247
Value Fund
    Class A                                      $650             $915           $1,200           $2,010
    Class M                                      $256             $585            $936            $1,927
Index Fund
    Class A                                      $573             $677            $790            $1,120
    Class M                                      $176             $337            $513            $1,021
Balanced Fund
    Class A                                      $674             $989           $1,325           $2,274
    Class M                                      $281             $661           $1,065           $2,195
Bond Fund
    Class A                                      $611             $897           $1,204           $2,075
    Class M                                      $266             $615            $988            $2,035
Cash Reserve Fund
    Class A                                      $61              $192            $335             $750
    Class M                                      $87              $271            $471            $1,049
------------------------------------------ ----------------- --------------- ---------------- ---------------

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

The Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance.

Premier Aggressive Growth Fund



Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

The Investment Adviser's equity management team selects U.S. companies showing:
|X|      Strong potential for steady growth; and
|X|      High barriers to competition.

We seek out the industry leaders of tomorrow - and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies
We generally invest 90% of the Fund's assets in a non-diversified portfolio of equity securities of U.S. companies. We select these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value.


 This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.


Premier Equity Fund


Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We focus on identifying fundamental change in it's early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it's own merits as a premier company in our opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

|X|      Shareholder-oriented management
|X|      Dominance in market share
|X|      Cost production advantages
|X|      Leading brands
|X|      Self-financed growth
|X|      Attractive reinvestment opportunities



Policies

We generally invest at least ___ 80% of the Fund's assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.


 This Fund Is Intended For
Long-term invetors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.


Premier Index Fund

Goal
Our goal is to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

Strategies
To achieve our goal, we use a combination of management techniques. We generally purchase common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, we also invest in futures and options with returns linked to the S&P 500, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 as closely as possible. The correlation between the performance of the Fund and the S&P 500 Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

Policies
We buy the stocks that make up the S&P 500 Index, with the exception of Transamerica Corporation common stock. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor's Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500, such as S&P 500 Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500 and to offset transaction costs and other expenses.

Risks
This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500. The performance of the Fund will reflect the performance of the S&P 500 Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index's performance will be impeded by these expenses.


This Fund Is Intended For
Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.


Please note: Standard & Poor's(R), S&P(R), Standard & Poor's 500(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Sub-Adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Premier Small Company Fund



Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Companies with smaller capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, our equity management team selects stocks issued by smaller U.S. companies which show:
|X|      Strong potential for steady growth
|X|      High barriers to competition

We seek out the industry leaders of tomorrow and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies

We generally invest at least 80% of the Fund in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small companies. Small companies are those whose market capitalization or annual revenues are no more than $1 billion.


We may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with smaller asset bases or revenues are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.


This Fund Is Intended For
Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.







Premier Value Fund


Goal
Our goal is to maximize capital appreciation.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.


 We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. In projecting cash flows and determining intrinsic value, we use multiple factors such as: |X| the quality of the management team; |X| the company's ability to earn returns on capital in excess _______ of the cost of capital; |X| competitive barriers to entry; and |X| the financial condition of the company. We take a long-term approach to investing and view each investment in a company as owning a piece of the business.



To achieve our goal, we may invest in securities issued by companies of all sizes. Generally, however we will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

We typically concentrate the Fund's holdings in fewer than 50 well-researched companies.

Policies

We generally invest at least 80% of the Fund's assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For
Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.





Premier Balanced Fund


Goal
Our goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies
To achieve our goal we invest in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser's equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Equity Investments - Our Adviser's equity management team buys shares of companies that have many or all of these features:
|X|      Outstanding management;
|X|      Superior track record;
|X|      Well-defined plans for the future;
|X|      Unique low cost products;
|X|      Dominance in market share or products in specialized markets;
|X|      Strong earnings and cash flows to foster future growth; and
|X| ______ Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions.

Fixed Income Investments - The Adviser's bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund's total assets, with the remaining 30% to 40% of the Fund's assets primarily invested in high quality bonds with maturities of less than 30 years. We may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund's assets. At times, we may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium and smaller size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund's bond portfolio, the greater the fluctuation. The value of any of the Fund's bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class' contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.


This Fund Is Intended For
Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.






Premier Bond Fund

Goal
Our goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

To achieve our goal, the Investment Adviser's bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team: |X| Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price. |X| Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

We generally invest at least 80% of the Fund's assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's Investors Service (Moody's) and BBB or higher by Standard & Poor's Corporation (S&P). Moody's and S&P are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. We may also invest up to 35% of the Fund's assets in lower-rated securities. Those securities are rated Ba1 by Moody's and BB+ or lower by S&P. We may also invest in unrated securities of similar quality, based on our analysis of those securities. Our investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short term bonds. While lower-rated bonds make up a much smaller percentage of the Fund's assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings.

The Fund's investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.


This Fund Is Intended For
Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.






 Premier Cash Reserve Fund


Goal
Our goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies
This is a money market fund. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve our goal, we invest primarily in:
|X|      Short-term corporate obligations, including commercial paper, notes a nd bonds;
|X|      Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities;
|X|      Obligations of U.S. and foreign banks, or their foreign branches, and
U.S. savings banks; and
|X|      Repurchase agreements involving any of the securities mentioned above

We also seek to maintain a stable net asset value of $1.00 per share by:
|X|      Investing in securities which present minimal credit risk; and
|X|      Maintaining the average maturity of obligations held in the Fund's portfolio at 90 days or less.

Policies
Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks
The interest rates on short-term obligations held in the Fund's portfolio will vary, rising or falling with short-term interest rates generally. The Fund's yield will tend to lag behind general changes in interest rates. The ability of the Fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.


This Fund Is Intended For
Investors who seek a low-risk, relatively low cost way to achieve current income through high-quality money market securities.

Investment Adviser

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser is controlled by Sub-Adviser Transamerica Investment Services, Inc. ("TIS"). The Adviser manages $9 billion in mutual funds, separate accounts and pension assets, previously managed by TIS. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser's duties include, but are not limited to:
|X|      Supervising and managing the investments of each Fund;
|X| ______ Ensuring that investments follow each Fund's investment objective, strategies, and policies and comply with government regulations; and
|X|      Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser's senior officers.

 Sub-Adviser

Transamerica Investment Services, Inc. (the "Sub-Adviser"), has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated life insurance companies since 1981. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Under an agreement with the Adviser, TIS provides the Adviser with certain investment research and other services and, in this regard, it serves as Sub-Adviser to the Funds.


Advisory Fees

For its services to the Funds, the Adviser receives an adviser fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar Funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.




   ------------------------- ----------------

                             Advisory Fee


   Premier Fund

   ------------------------- ----------------
   ------------------------- ----------------

   Aggressive Growth         0.85%

   ------------------------- ----------------
   ------------------------- ----------------

   Equity                    0.85%

   ------------------------- ----------------
   ------------------------- ----------------

   Index                     0.30%

   ------------------------- ----------------
   ------------------------- ----------------

   Small Company             0.85%

   ------------------------- ----------------
   ------------------------- ----------------

   Value                     0.75%

   ------------------------- ----------------
   ------------------------- ----------------

   Balanced                  0.75%

   ------------------------- ----------------
   ------------------------- ----------------

   Bond                      0.60%

   ------------------------- ----------------
   ------------------------- ----------------

   Cash Reserve              0.35%

   ------------------------- ----------------



In 2000, the Adviser waived a portion of the advisory fee payable by the Index and Cash Reserve Funds and was paid 0.16% and 0.00%, respectively, of the Fund's average daily net assets. Such waivers will increase a Fund's return. This is intended to make the Funds more competitive. The Adviser may terminate this practice at any time.

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

o        Custodian;
o        Legal;
o        Auditing;
o        Administration;
o        Registration fees and expenses; and
o ________ Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.


Fund Managers

The following listing provides a brief biography of the primary manager and co-managers for each of the Funds:

Transamerica Premier Aggressive Growth Fund

Primary Manager since 1999: Christopher J. Bonavico, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Fund Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, the Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.


Co-Manager since 1999: Daniel J. Prislin

(See Value Fund)

Transamerica Premier Small Company Fund
Primary Manager since 1999: Christopher J. Bonavico
(See Aggressive Growth Fund )


Co-Manager since 2001: Kenneth F. Broad, CFA, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Co-manager of a Transamerica corporate account. Co-manager of the Transamerica Small Company Fund. Vice-President, Portfolio Manager and Analyst, Franklin Templeton Investments, 1994-2000. Member of the Security Analysts of San Francisco. B.A., Colgate University. M.B.A., Anderson Graduate School of Management at UCLA. Joined Transamerica in 2000.


Transamerica Premier Equity Fund

Primary Manager since 1998: Jeffrey S. Van Harte, CFA, Senior Vice President and Head of Equity Investments, Transamerica InvestmentManagement, LLC. Vice President, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Fund since 1998 and Transamerica VIF Growth Portfolio since 1984. Co-Manager of the Transamerica Value Fund. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of the Security Analysts of San Francisco. B.A., California State University at Fullerton. Joined Transamerica in 1980.

Co-Manager since 1999: Gary U. Rolle
(See Balanced Fund)


Transamerica Premier Index Fund

Primary  Manager  since 1998:  Lisa L.  Hansen,  Assistant  Vice  President  and
Portfolio Manager, Transamerica Investment Management, LLC. Assistant Vice President and Senior Trader, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Index Fund since 1998. B.A., University of California at Santa Cruz. Senior Trader, Husic Capital Management, 1988-1997. Joined Transamerica in 1997.

Co-Manager since 2000: Thomas J. Ray, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Member of the Los Angeles Society of Financial Analysts and Bond Club of Los Angeles. MS, University of
Wisconsin-Madison. B.B.A., University of Wisconsin-Madison. Course Administrator, University of Wisconsin-Madison Graduate School of Business, 1990-1991. Financial Analyst, Madison Valuation Associates, 1989-1991. Joined Transamerica in 1991.


Transamerica Premier Value Fund

Primary Manager since 1999: Daniel J. Prislin, CFA, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Equity Analyst, Transamerica Investment Services, Inc. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. MBA, University of California at Berkeley. Joined Transamerica in 1998.


Co-Manager since 1998: Jeffrey S. Van Harte (see Equity Fund)

Transamerica Premier Balanced Fund

Primary Manager since 1998: Gary U. Rolle, CFA, President and Chief Investment Officer, Transamerica Investment Management, LLC. President and Chief Investment Officer, Transamerica Investment Services, Inc. Chairman and President,
Transamerica Income Shares, Inc., a closed-end investment company. Chief Investment Officer, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Manager of the Transamerica Balanced Fund and Transamerica Premier Balanced Fund since 1998. Co-Manager of the Transamerica Premier Equity Fund, Transamerica Equity Fund and Fund A (both separate accounts), and Transamerica corporate accounts. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.


Co-Manager since 1999: Jeffrey S. Van Harte
--------------------------------------------
(See Equity Fund )

Co-Manager since 1999:  Heidi Y. Hu
-----------------------------------
(See Bond Fund )

Transamerica Premier Bond Fund

Primary Manager since 1998: Matthew W. Kuhns, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Bond Fund since 1998. Was Co-Manager of the Transamerica Premier Bond Fund and the Transamerica Bond Fund. Member of the Bond Club of Los Angeles. B.A., University of California, Berkeley. M.B.A., University of Southern California. Joined Transamerica in 1991.

Co-Manager since 1999: Heidi Y. Hu, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Income Shares, Inc. since 1998. Co-Manager of the Transamerica Bond Fund since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.



Transamerica Premier Cash Reserve Fund

Primary Manager since 1999: Edward S. Han, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Securities Analyst, Transamerica Investment Services. B.A., University of California at Irvine. M.B.A., Darden Graduate School of Business Administration at the University of Virginia. Vice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.


Co-Manager since 1999: Heidi Y. Hu
(See Bond Fund )




Advisers Performance on Similar Funds


The Funds' Adviser, and previously the Sub-Adviser, alsomanages separate accounts for pension clients of Transamerica Corporation's affiliated companies for over ten years.


The investment objectives, policies and strategies of the Transamerica Premier Equity, Index, Balanced, , Bond and Cash Reserve Funds are substantially similar in all material respects as the separate accounts from which they were cloned. The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times.

In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. Additionally, the performance of the Premier Funds may differ from the separate accounts' performance for reasons such as timing of purchases and sales, availability of cash for new investments, brokerage commissions, diversification of securities, and the investment restrictions, both regulatory and by prospectus, imposed on the Funds.

The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts
Transamerica Equity Fund
Transamerica Equity Index Fund
Transamerica Balanced Fund
Transamerica Bond Fund
Transamerica Cash Management Fund

Premier Funds
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Balanced Fund

Transamerica Premier Bond Fund
Transamerica Premier Cash Reserve Fund


The following table illustrates the separate accounts' performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending December 31, 2000.




         1        5        10       Since

   Year     Years      Years    Inception3


Equity Fund

%-11.26% 26.50%%  27.17%   22.86%%

Premier Equity Fund

         -13.81%     23.96%        --       22.28%
S&P 500 Index4
-9.10%   18.33%              17.46%         14.12%




Equity Index Fund

   -9.42%        17.58%       16.77%        15.49%

Premier Index Fund

   -9.15%   18.07%        --        18.43%
S&P 500 Index4
   9.10%        18.33%        17.46% 15.89%


Balanced Fund

    4.96%         18.93%            18.86%

Premier Balanced Fund

    9.89%      20.55%               20.01%
S&P 500 Index4
         -9.10%   18.33%   17.46%    17.13%
Lehman Brothers
  Govt./ Credit Index6
    11.85%         6.24%       8.01%          6.68%


Merrill Lynch All High5
   Yield Index

     -3.79%       4.89%             10.86%9.98%

Bond Fund

     9.13%        6.19%        9.21%        11.24%

Premier Bond Fund

     8.10%                  5.63%      --   6.31%
Lehman Brothers
  Govt./ Credit Index6
    11.85%        6.24%       8.01%  9.32%


Cash Management Fund7

   5.89%          5.11%        4.66%         6.41%
Premier Cash Reserve Fund
6.34%              5.53%     --       5.54%
The iMoneyNet Fund ReportTM8
  5.79%         5.04%          4.59%         6.35%


1Average Annual Total Return calculated as shown in the Statement of Additional Information.

2The performance of the Premier Funds reflects that of the Investor Shares. The Investor Class has no sales charge, applicable to Classes A and M, and total operating expenses of the Investor Class shares are lower. 3The inception date of all Premier Funds shown in the table is October 2, 1995. Inception dates of the separate accounts are: Equity - 10/1/87; Equity Index - 10/1/86; Balanced - 4/1/93; Bond - 5/1/83; and Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception. 4The Standard and Poor's 500 Index consists of 500 widely held, publicly traded common stocks. 5The Merrill Lynch All High Yield Index consists of high yield bonds.
6The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard and Poor's Corporation.
7        The 7-day current yield was  5.92%  as of 12/31/00.
8iMoneyNetTM(formerly the IBC's Money Fund ReportTM) - All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.






Buying and Selling Shares

Buying Class A Shares
An investor who purchases Class A Shares pays an initial sales charge at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of Class A Shares qualify for reduced sales charges. Class A Shares bear a lower 12b-1 fee than Class M Shares.

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your investment.

                      Investment Amount
Sales Charge               Under                 $50,000 to    $100,000 to
Per Fund                  $50,000                $ 99,999       $249,999
--------------------------------------------------------------------------
Premier Aggressive
 Growth                    5.25%*/5.54%**       4.50%/4.71%       3.50%/3.63%
Premier Small
 Company                    5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier Equity              5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier Value               5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier Index               5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier Balanced            5.25%*/5.54%**    4.50%/4.71%         3.50%/3.63%
Premier Bond                4.75%*/4.99%**    4.00%/4.17%         3.25%/3.36%
Premier Cash
 Reserve                        none           none                    none



                                            Investment Amount
Sales Charge        $250,000 to             $500,000 to
Per Fund            $499,999                $999,999
-----------------------------------------------------
Premier Aggressive
 Growth             2.50%/2.56%     2.00%/2.04%
Premier Small
 Company            2.50%/2.56%     2.00%/2.04%
Premier Equity                      2.50%/2.56%      2.00%/2.04%
Premier Value                       2.50%/2.56%      2.00%/2.04%
Premier Index                       2.50%/2.56%      2.00%/2.04%
Premier Balanced                    2.50%/2.56%      2.00%/2.04%
Premier Bond                        2.50%/2.56%      1.75%/1.78%
Premier Cash Reserve     none       none
* Sales charge as a percentage of offering price
** Sales charge as a percentage of net amount invested

There is no sales charge on purchases of Class A Shares of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. However, a CDSC of 1.0% will be imposed upon redemptions of any shares purchased at net asset value within two years after initial purchase, except redemptions by qualified retirement plans for plan benefits. Shares purchased by investors investing $1 million or more in Class A Shares whose broker-dealer of record waived its commission with the approval of Transamerica Securities Sales Corporation are not subject to the CDSC.

In determining whether a CDSC is payable, we will redeem shares not subject to any charge first. Then we will redeem shares held longest during the CDSC period. We will base any CDSC on the lower of the shares' cost and current net asset value. We will redeem any shares acquired by reinvestment of distributions without a CDSC.

Buying Class M Shares
An investor who purchases Class M Shares pays an initial sales charge at the time of purchase that is lower than the sales charge applicable to Class A Shares. Certain purchases of Class M Shares qualify for reduced sales charges. Class M Shares incur a 12b-1 fee that is higher than Class A Shares. In addition, we will impose a CDSC of 1.0% on any shares purchased at net asset value, including those purchased by qualified retirement plans, redeemed within two years after initial purchase. Class M Shares do not convert into any other class of shares.

In determining whether a CDSC is payable, we will redeem shares not subject to any charge first. Then we will redeem shares held longest during the CDSC period. We will base any CDSC on the lower of the shares' cost and current net asset value. We will redeem any shares acquired by reinvestment of distributions without a CDSC.

The public offering price of Class M Shares is the net asset value plus a sales charge that varies depending on the size of your investment.

                                    Investment Amount
Sales Charge                  Under                  $250,000
Per Fund                      $250,000               and Above
----------------------------------------------------------------------
Premier Aggressive Growth                      1.00*/1.01%**  none
Premier Small Company                          1.00*/1.01%**  none
Premier Equity                                 1.00*/1.01%**  none
Premier Value                                  1.00*/1.01%**           none
Premier Index                                  1.00*/1.01%**           none
Premier Balanced                               1.00*/1.01%**           none
Premier Bond                                   1.00*/1.01%**           none
Premier Cash Reserve          none             none
* Sales charge as a percentage of offering price
** Sales charge as a percentage of net amount invested

Qualified retirement plans with at least a $250,000 initial investment may also purchase Class M Shares at net asset value, without an initial sales charge.

Additional Considerations
We provide additional allowances for the combined purchase privilege, cumulative quantity discount (right of accumulation), and statement of intent. And certain purchases are not subject to the contingent deferred sales charge. See the Statement of Additional Information for more details.

TSSC will from time to time, at its expense, provide additional promotional incentives or payments to broker-dealers that sell shares of the Transamerica Premier Funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain broker-dealers who have sold or may sell significant amounts of shares. Certain broker-dealers may not sell all classes of shares.

TSSC may suspend or modify such payments to broker-dealers. The payments are subject to the continuation of the relevant distribution plan, the terms of service agreements between broker-dealers and TSSC. They are also subject to any applicable limits imposed by the National Association of Securities Dealers, Inc.

Which Class is Best for You?
The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Consult your broker for details about the combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified retirement plans and other exceptions. The Funds may sell Class A and Class M Shares at net asset value without an initial sales charge or a CDSC to certain qualified groups. Descriptions are included in the Statement of Additional Information.

Investment Guidelines
|X| ______ The minimum initial investment is $10,000, except that the minimum for IRAs is $250. |X| We waive this minimum for qualified retirement plans.
|X| ______ The investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares.
|X| ______ The price you pay for your shares will be based on the next determined net asset value after your purchase order is received.
|X| ______ The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in one or more of the Funds.

Selling Shares
You can sell, or redeem, your shares to us at any time. You'll receive the net asset value next determined after your redemption request is received, assuming all requirements have been met. The redemption may be subject to a contingent deferred sales charge.

Generally we mail redemptions made by check on the second business day after we receive your request, but not later than seven days afterwards.

We may postpone such payment if:
a) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted;
b)       an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or
c)       the SEC permits a delay for the protection of investors.

If you request a redemption shortly after a recent check purchase, we may hold the redemption proceeds beyond seven days. We will only hold it until the purchase check clears, which may take up to 15 days. If we receive a redemption request from a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.

If you request to redeem shares in an IRA or 403(b) plan, you must also give us an IRS Form W4-P (pension income tax withholding form) and a reason for withdrawal. We can provide this form. This is required by the IRS.

Exchanging Shares
You can exchange shares in any Fund for shares of any other Fund within the same class. You can exchange your shares of the same class of certain other Transamerica Premier Funds at net asset value.

If you exchange shares subject to a contingent deferred sales charge (CDSC), the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any Fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Exchange Guidelines
|X| ______ An exchange is treated as a sale of shares from one Fund and the purchase of shares in another Fund. Exchanges are taxable events.

|X| ______ Exchanges into or out of the Funds are made at the next determined net asset value per share after all necessary information for the exchange is received.

|X| ______ The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

Information About Your Account and the Funds
You will receive a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, you will receive a confirmation of the transaction.

You will receive an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities owned by each Fund on that date. You will also receive a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities owned by each Fund on that date.

You will receive a new Prospectus each year. The Statement of Additional Information is also revised each year. You can receive a Statement of Additional Information by request only.


Your Guide To: Dividends & Capital Gains

Investment income generated by our Funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options:

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions:
|X| ______ Are made on a per share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.
|X| ______ Capital gains, if any, are generally distributed annually for all Funds.
|X| ______ If you buy shares just before or on a record date, you will pay the full price for the shares and then you will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules:

Fund                                When It Pays
------------------------------------------------
Premier Aggressive Growth Fund      Annually
Premier Equity Fund                 Annually
Premier Index Fund                  Annually
Premier Small Company Fund Annually
Premier Value Fund                  Annually
Premier Balanced Fund               Annually
Premier Bond Fund          Monthly
Premier Cash Reserve Fund  Monthly

Facts About The Premier Cash Reserve Fund:
|X| ______ Dividends on this Fund are determined daily but paid monthly.
|X| ______ You will begin earning Premier Cash Reserve dividends on the next business day after your purchase is effective. |X| You will earn dividends on the day you request redemption by telephone.


Your Guide To: Federal Taxes And Your Fund Shares

Dividends and short term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

Long term capital gains distributions paid by a Fund will be taxable to its shareholders as long term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

Corporate dividends-received deduction To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for Federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution.

Purchases just prior to distributions If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Tax Treatment of Pension and Retirement Savings Programs

Tax rules vary for participants and beneficiaries of these plans, including IRAs, depending on the terms and conditions of each plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, such as: a) distributions prior to age 59 1/2 (subject to certain exceptions); b) distributions that do not conform to specified commencement and minimum distribution rules; c) aggregate distributions in excess of a specified annual amount; or d) other special circumstances.

Other Taxes

State and Local Taxes In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions Depending on your state's tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain Federal agencies may be exempt from state and local taxes.

Your Tax Adviser Check with your own tax adviser regarding specific questions regarding Federal, state and local taxes.


Share Price

How Share Price Is Determined
The price at which shares are purchased or redeemed is the net asset value (NAV) that is next calculated following receipt of the order. The NAV is calculated by subtracting the Fund's liabilities from its total assets and dividing the result by the total number of shares outstanding.

Fund securities traded on a domestic securities exchange or NASDAQ are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund's Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

When Share Price Is Determined
Except for the Transamerica Premier Cash Reserve Fund, the net asset value of each Fund is determined only on days that the New York Stock Exchange (Exchange) is open. The net asset value of the Transamerica Premier Cash Reserve Fund is determined only on days that the Federal Reserve is open.

Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. eastern time, receive the share price determined at the close of the Exchange that day. Investments and redemption requests received after the Exchange is closed receive the share price at the close of the Exchange the next day the Exchange is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.


Distribution Plan
Each Fund makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended. The following fees accrue daily and are based on an annual percentage of the daily average net assets.






                                            12b-1 Fees
Fund                                Class A          Class M
--------------------------------------------------------------
Premier Aggressive Growth  0.35%            0.60%
Premier Small Company               0.35%            0.60%
Premier Equity                      0.35%            0.60%
Premier Value                       0.35%            0.60%
Premier Index                       0.35%            0.60%
Premier Balanced                    0.35%            0.60%
Premier Bond                        0.35%            0.60%
Premier Cash Reserve                0.35%            0.60%

The 12b-1 plan of distribution and related distribution contracts require the Funds to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Funds will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Funds. The Funds' Board of Directors will review the distribution plan, contracts and TSSC's expenses.

From time to time, and for one or more Funds, the Distributor may waive all or any portion of these fees at its discretion.

TSSC makes periodic payments equal to 0.25% on Class A assets and 0.50% on Class M assets to qualifying broker-dealers, certain financial institutions, or certain financial intermediaries to compensate them for services provided in connection with sales of Class A and Class M Shares. The payments are based on the average net asset value of Class A or Class M Shares of the Fund which are attributable to shareholders, including qualified retirement plans, for whom the broker-dealers are designated as the broker-dealer of record.



Summary of Bond Ratings

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."



                                                  Standard
Investment Grade                   Moody's        & Poor's
--------------------------------------------------------------
Highest quality                    Aaa            AAA
High quality                       Aa             AA
Upper medium                       A              A
Medium, speculative features       Baa            BBB
Lower Quality
--------------------------------------------------------------
Moderately speculative             Ba             BB
Speculative                        B              B
Very speculative                   Caa            CCC
Very high risk                     Ca             CC
Highest risk, may not be
    paying interest                               C           C
In arrears or default                             C           D

Financial Highlights


The following information is intended to help you understand the Funds' financial performance since their inception. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the last five fiscal years ended December 31, 1996, 1997, 1998 1999 and 2000. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds' performance in the annual report. See the back cover to find out how to get this report.



                             Transamerica Premier Aggressive Growth Fund   Transamerica Premier Small Company Fund
                             Class A                                       Class A
                             Year Ended             Year Ended Period Ended            Year Ended  Year Ended  Period
Ended                        December 31,           December 31,December 31,           December 31, December 31,December 31,
                                2000                    1999     1998*                  2000       1999        1998*
Net Asset Value
Beginning of period          $33.49    $22.41       $17.55                 $38.87      $21.99      $17.20
Operations
Net investment loss1         (0.45)a   (0.37)a      (0.11)                 (0.52)a     (0.35)a     (0.08)
Net realized and unrealized
gain (loss) on investments   (4.31)    12.36        4.97                   (7.68)      20.27       4.87
Total from investment operations       (4.76)       11.99      4.86                    (8.20)      19.92       4.79
Dividends/Distributions to Shareholders
Net investment income        -         -            -                      -           -           -
Net realized gains on investments      (9.57)       (0.91)     -                       (9.99)      (3.04)      -
Total dividends/distributions          (9.57)       (0.91)     -                       (9.99)      (3.04)      -
Net Asset Value
End of period                $19.16    $33.49       $22.41                 $20.68      $38.87      $21.99

Total Return2                (18.71%)  54.09%       27.69%                 (26.21%)    93.63%      27.85%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver         1.50%        1.50%      1.50%(Y)                1.50%       1.50%       1.50%(Y)
Before reimbursement/fee waiver        4.44%        8.63%      2091.85%(Y)             4.27%       9.86%       2146.03%(Y)
Net investment (loss), after
 reimbursement/fee waiver    (1.33%)   (1.43%)      (1.07%)(Y)             (1.33%)     (1.26%)     (0.79%)(Y)
Portfolio turnover rate      65%       80%          32%                    78%         50%         26%
Net assets, end of period
 (in thousands)              $795      $778         $1                     $1,104      $1,062      $1

(Y)   Annualized
* ___ Inception (Class A) - June 30, 1998; funds commenced operations on July 1,
1998.
1 ___ Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.46), $(2.21) and $(221.25) for the Aggressive Growth Fund, and $(1.63), $(2.65) and $(212.68) for the Small Company
Fund for the periods ended December 31, 2000, 1999 and 1998, respectively. 2
Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges.
a ___ Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.



                                       Transamerica Premier Equity Fund    Transamerica Premier Value Fund
                                       Class A                             Class A
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
                                        December 31,  December 31,December 31,   December 31,December 31,December 31,
                                        2000            1999           1998*     2000         1999       1998*
Net Asset Value
Beginning of period                    $31.88       $24.79     $22.86      $11.35      $10.59      $9.71
Operations
Net investment loss1                   (0.43)a      (0.37)a    (0.16)      (0.12)a     (0.11)a     (0.02)
Net realized and unrealized gain
 (loss) on investments                 (3.40)       8.39       2.09        1.33        0.87        0.92
Total from investment operations                    (3.83)     8.02        1.93        1.21        0.76        0.90
Dividends/Distributions to Shareholders
Net investment income                  -            -          -           -           -           (0.02)
Net realized gains on investments                   (7.43)     (0.93)      -           (0.47)      -           -
Total dividends/distributions                       (7.43)     (0.93)      -           (0.47)      -           (0.02)
Net Asset Value
End of period                          $20.62       $31.88     $24.79      $12.09      $11.35      $10.59

Total Return2                          (14.06%)     32.88%     8.44%       10.65%      7.18%       9.31%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.60%      1.60%       1.60%(Y)    1.30%       1.30%       1.30%(Y)
Before reimbursement/fee waiver                     5.45%      18.56%      2133.52%(Y) 18.44%      67.64%      2533.76%(Y)
Net investment (loss), after
 reimbursement/fee waiver              (1.39%)      (1.33%)    (1.26%)(Y)  (0.93%)     (0.99%)     (0.42%)(Y)
Portfolio turnover rate                40%          42%        59%         52%         87%         72%
Net assets, end of period (in thousands)            $717       $530        $1          $224        $87         $1

(Y)  Annualized
* Inception (Class A) - June 30, 1998; funds commenced operations on July 1,
1998.
1 Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.64), $(5.01) and $(269.96) for the Equity Fund, and $(2.29), $(7.21) and $(116.09) for the Value Fund for the periods ended December
31, 2000, 1999 and 1998, respectively.
2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges. a Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.






                                       Transamerica Premier Index Fund     Transamerica Premier Balanced Fund
                                       Class A                             Class A
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
                                        December 31, December 31,December 31,  December 31,December 31,December 31,
                                        2000            1999       1998*     2000         1999       1998*
Net Asset Value
Beginning of period                    $21.37       $18.62     $17.59      $20.47      $19.25      $17.99
Operations
Net investment income1                 0.27a        0.30a      0.19        0.35a       0.33a       0.18
Net realized and unrealized
gain (loss) on investments             (2.25)       3.45       1.39        1.60        2.39        1.87
Total from investment operations                    (1.98)     3.75        1.58        1.95        2.72        2.05
Dividends/Distributions to Shareholders
Net investment income                  (0.27)       (0.25)     (0.27)      (0.22)      (0.35)      (0.17)
Net realized gains on investments                   (0.32)     (0.75)      (0.28)      (2.14)      (1.15)      (0.62)
Total dividends/distributions                       (0.59)     (1.00)      (0.55)      (2.36)      (1.50)      (0.79)
Net Asset Value
End of period                          $18.80       $21.37     $18.62      $20.06      $20.47      $19.25

Total Return2                          (9.33%)      20.31%     8.94%       9.57%       14.48%      11.41%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      0.50%      0.50%       0.50%(Y)    1.55%       1.55%       1.55%(Y)
Before reimbursement/fee waiver                     6.05%      8.67%       2141.94%(Y) 10.25%      17.18%      2068.27%(Y)
Net investment income,
 after reimbursement/fee waiver                     1.30%      1.47%       2.04%(Y)    1.57%       1.65%       1.73%(Y)
Portfolio turnover rate                18%          22%        32%         96%         61%         32%
Net assets, end of period (in thousands)            $713       $524        $1          $398        $339        $1

(Y)  Annualized
* Inception (Class A) - June 30, 1998; funds commenced operations on July 1,
1998.
1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.89), $(1.36) and $(203.55) for the Index Fund, and $(1.58), $(2.79) and $(214.50) for the Balanced Fund for the periods ended
December 31, 2000, 1999 and 1998, respectively.
2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges. a Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.






                                       Transamerica Premier Bond Fund      Transamerica Premier Cash Reserve Fund
                                       Class A                             Class A
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
                                        December 31,  December 31,December 31,   December 31,December 31,December 31,
                                        2000            1999           1998*     2000         1999       1998*
Net Asset Value
Beginning of period                    $9.73        $10.40     $10.32      $1.00       $1.00       $1.00
Operations
Net investment income1                 0.62         0.55       0.29        0.06        0.05        0.02
Net realized and unrealized
gain (loss) on investments             0.12         (0.57)     0.19        -           -           -
Total from investment operations                    0.74       (0.02)      0.48        0.06        0.05        0.02
Dividends/Distributions to Shareholders
Net investment income                  (0.61)       (0.58)     (0.29)      (0.06)      (0.05)      (0.02)
Net realized gains on investments                   -          (0.07)      (0.11)      -           -           -
Total dividends/distributions                       (0.61)     (0.65)      (0.40)      (0.06)      (0.05)      (0.02)
Net Asset Value
End of period                          $9.86        $9.73      $10.40      $1.00       $1.00       $1.00

Total Return2                          7.89%        (0.22%)    4.80%       5.97%       4.68%       2.50%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.40%      1.40%       1.40%(Y)    0.60%       0.60%       0.60%(Y)
Before reimbursement/fee waiver                     16.72%     26.13%      2353.12%(Y) 2.98%       4.78%       2413.01%(Y)
Net investment income,
after reimbursement/fee waiver                      6.32%      5.82%       5.66%(Y)    5.84%       4.58%       4.85%(Y)
Portfolio turnover rate                461%         301%       165%        -           -           -
Net assets, end of period (in thousands)            $261       $145        $1          $1,286      $819        $1

(Y)   Annualized
* ___ Inception (Class A) - June 30, 1998; funds commenced operations on July 1,
1998.
1 ___ Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.88), $(1.77) and $(120.85) for the Bond Fund, and $0.03, $0.00 and $(12.31) for the Cash Reserve
Fund for the periods ended December 31, 2000, 1999 and 1998, respectively. 2
Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges.




                                       Transamerica Premier Aggressive Growth Fund     Transamerica Premier Small Company Fund
                                       Class M                                         Class M
                                       Year Ended   Year Ended Period Ended            Year Ended  Year Ended  Period Ended
                                        December 31, December 31,December 31,          December 31,December 31,December 31,
                                        2000           1999      1998*                   2000        1999        1998*
Net Asset Value
Beginning of period                    $33.39       $22.39     $17.55                  $38.74      $21.96      $17.20
Operations
Net investment loss1                   (0.52)a      (0.45)a    (0.18)                  (0.61)a     (0.46)a     (0.14)
Net realized and unrealized
 gain (loss) on investments            (4.29)       12.36      5.02                    (7.63)      20.28       4.90
Total from investment operations                    (4.81)     11.91       4.84                    (8.24)      19.82
4.76
Dividends/Distributions to Shareholders
Net investment income                  -            -          -                       -           -           -
Net realized gains on investments                   (9.57)     (0.91)      -                       (9.99)      (3.04)
-
Total dividends/distributions                       (9.57)     (0.91)      -                       (9.99)      (3.04)
-
Net Asset Value
End of period                          $19.01       $33.39     $22.39                  $20.51      $38.74      $21.96

Total Return2                          (18.93%)     53.78%     27.58%                  (26.40%)    93.30%      27.67%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.75%      1.75%       1.75%(Y)                1.75%       1.75%
1.75%(Y)
Before reimbursement/fee waiver                     5.13%      25.05%      1559.17%(Y)             5.26%       31.68%
1554.70%(Y)
Net investment (loss),
after reimbursement/fee waiver                      (1.57%)    (1.66%)     (1.32%)(Y)              (1.59%)     (1.50%)
(1.05%)(Y)
Portfolio turnover rate                65%          80%        32%                     78%         50%         26%
Net assets, end of period (in thousands)            $1,119     $574        $1                      $934        $590
$1

(Y)    Annualized
* ____ Inception (Class M) - June 30, 1998; funds commenced operations on July
1, 1998.
1 ____ Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.64), $(6.73) and $(207.97) for the Aggressive Growth Fund, and $(1.94), $(9.61) and $(203.30) for the Small Company
Fund for the periods ended December 31, 2000, 1999 and 1998, respectively. 2
Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges.
a ____ Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.



                                       Transamerica Premier Equity Fund    Transamerica Premier Value Fund
                                       Class M                             Class M
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
                                        December 31, December 31,December 31,          December 31,December 31,December 31,
                                        2000    1999                         1998*     2000         1999       1998*
Net Asset Value
Beginning of period                    $31.74       $24.73     $22.86      $11.33      $10.59      $9.71
Operations
Net investment loss1                   (0.50)a      (0.42)a    (0.25)      (0.15)a     (0.13)a     (0.05)
Net realized and unrealized
gain (loss) on investments             (3.35)       8.36       2.12        1.33        0.87        0.94
Total from investment operations                    (3.85)     7.94        1.87        1.18        0.74        0.89
Dividends/Distributions to Shareholders
Net investment income                  -            -          -           -           -           (0.01)
Net realized gains on investments                   (7.43)     (0.93)      -           (0.47)      -           -
Total dividends/distributions                       (7.43)     (0.93)      -           (0.47)      -           (0.01)
Net Asset Value
End of period                          $20.46       $31.74     $24.73      $12.04      $11.33      $10.59

Total Return2                          (14.19%)     32.64%     8.18%       10.40%      6.99%       9.17%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.85%      1.85%       1.85%(Y)    1.55%       1.55%       1.55%(Y)
Before reimbursement/fee waiver                     5.48%      31.24%      1618.88%(Y) 17.36%      151.30%     1654.81%(Y)
Net investment (loss),
after reimbursement/fee waiver                      (1.63%)    (1.51%)     (1.49%)(Y)  (1.17%)     (1.23%)     (0.74%)(Y)
Portfolio turnover rate                40%          42%        59%         52%         87%         72%
Net assets, end of period (in thousands)            $1,173     $585        $1          $342        $72         $1

(Y)    Annualized
* ____ Inception (Class M) - June 30, 1998; funds commenced operations on July
1, 1998.
1 ____ Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.60), $(8.59) and $(269.54) for the Equity Fund, and $(2.14), $(16.23) and $(115.93) for the Value Fund for the periods ended December 31, 2000, 1999 and 1998, respectively.
2 ____ Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges. a Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.




                                       Transamerica Premier Index Fund     Transamerica Premier Balanced Fund
                                       Class M                             Class M
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
                                        December 31,December 31,December 31,   December 31,December 31,December 31,
                                        2000            1999          1998*     2000         1999       1998*
Net Asset Value
Beginning of period                    $21.38       $18.64     $17.59      $20.48      $19.24      $17.99
Operations
Net investment income1                 0.20a        0.25a      0.16        0.32a       0.28a       0.14
Net realized and unrealized
gain (loss) on investments             (2.23)       3.44       1.41        1.58        2.41        1.87
Total from investment operations                    (2.03)     3.69        1.57        1.90        2.69        2.01
Dividends/Distributions to Shareholders
Net investment income                  (0.22)       (0.20)     (0.24)      (0.17)      (0.30)      (0.14)
Net realized gains on investments                   (0.32)     (0.75)      (0.28)      (2.14)      (1.15)      (0.62)
Total dividends/distributions                       (0.54)     (0.95)      (0.52)      (2.31)      (1.45)      (0.76)
Net Asset Value
End of period                          $18.81       $21.38     $18.64      $20.07      $20.48      $19.24

Total Return2                          (9.55%)      19.94%     8.92%       9.33%       14.32%      11.22%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      0.75%      0.75%       0.75%(Y)    1.80%       1.80%       1.80%(Y)
Before reimbursement/fee waiver                     9.14%      46.84%      2385.32%(Y) 10.46%      81.32%      2322.86%(Y)
Net investment income,
after reimbursement/fee waiver                      0.98%      1.25%       1.77%(Y)    1.42%       1.41%       1.48%(Y)
Portfolio turnover rate                18%          22%        32%         96%         61%         32%
Net assets, end of period (in thousands)            $689       $164        $1          $627        $141        $1

(Y)    Annualized
* ____ Inception (Class M) - June 30, 1998; funds commenced operations on July
1, 1998.
1 ____ Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.53), $(9.16) and $(212.42) for the Index Fund, and $(1.62), $(15.74) and $(215.60) for the Balanced Fund for the peroids ended December 31, 2000, 1999 and 1998, respectively. 2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges.
a ____ Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.




                                       Transamerica Premier Bond Fund      Transamerica Premier Cash Reserve Fund
                                       Class M      Class M
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
December 31,                 December 31,December 31,          December 31,December 31,December 31,            2000
1999                         1998*     2000         1999       1998*
Net Asset Value
Beginning of period                    $9.74        $10.42     $10.32      $1.00       $1.00       $1.00
Operations
Net investment income1                 0.58         0.54       0.28        0.06        0.04        0.02
Net realized and unrealized
gain (loss) on investments             0.15         (0.60)     0.21        -           -           -
Total from investment operations                    0.73       (0.06)      0.49        0.06        0.04        0.02
Dividends/Distributions to Shareholders
Net investment income                  (0.59)       (0.55)     (0.28)      (0.06)      (0.04)      (0.02)
Net realized gains on investments                   -          (0.07)      (0.11)      -           -           -
Total dividends/distributions                       (0.59)     (0.62)      (0.39)      (0.06)      (0.04)      (0.02)
Net Asset Value
End of period                          $9.88        $9.74      $10.42      $1.00       $1.00       $1.00

Total Return2                          7.72%        (0.56%)    4.87%       5.71%       4.46%       2.35%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.65%      1.65%       1.65%(Y)    0.85%       0.85%       0.85%(Y)
Before reimbursement/fee waiver                     38.93%     276.41%     2292.61%(Y) 10.18%      116.76%     2402.67%(Y)
Net investment income,
after reimbursement/fee waiver                      6.14%      5.61%       5.42%(Y)    5.73%       4.66%       4.61%(Y)
Portfolio turnover rate                461%         301%       165%        -           -           -
Net assets,
end of period (in thousands)           $122         $38        $1          $597        $103        $1

(Y)  Annualized
* Inception (Class M) - June 30, 1998; funds commenced operations on July 1,
1998.
1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(3.06), $(25.99) and $(118.62) for the Bond Fund, and $(0.03), $(1.05) and $(12.07) for the Cash Reserve Fund for the peroids ended
December 31, 2000, 1999 and 1998, respectively.
2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges.


ADDITIONAL INFORMATION AND ASSISTANCE


This prospectus is intended for use with a defined benefit or other employer sponsored retirement plan. You may get more information, at no change, about these Funds by requesting the following:


Annual and Semi-Annual Report
These reports describe the Fund's performance and list their portfolio holdings and financial condition. They also discuss the market conditions and the portfolio managers' strategies that significantly affected the Funds' performance during the covered period.


Statement of Additional Information (SAI)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (SEC) and incorporated by reference as part of the prospectus. You can obtain a copy of the SAI by requesting it from us.
To Obtain Information from Transamerica Premier Funds
o        Call 1-888-825-9552
o        Write to Transamerica Premier Funds
         Retirement Services Premier Plan
         1150 South Olive Street, T-08-03
         Los Angeles, CA 90015
o        E-mail us at ta-retirement.com.



To Obtain Information from the SEC
o Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI o Call 1-800-SEC-0330 o Visit the SEC's Internet web site at http://www.sec.gov o Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 for copies of these documents (requires you to pay a duplicating fee)





SEC file number: 811-9216




Transamerica Securities Sales Corporation, Distributor
1150 South Olive Street, Los Angeles, CA 90015

TRS-892-0501

Transamerica Premier Funds - Class A and Class M Shares


Prospectus: May 1, 2001



Equity Funds
Transamerica Premier Aggressive Growth Fund
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Small Company Fund
Transamerica Premier Value Fund

Combined Equity & Fixed Income Fund
Transamerica Premier Balanced Fund

Fixed Income Funds
Transamerica Premier Bond Fund
Transamerica Premier High Yield Bond Fund
Transamerica Premier Cash Reserve Fund














Not FDIC Insured
May Lose Value
No Bank Guarantee






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents                                             Page

The Funds at a Glance.................................................... 2
Fees and Expenses........................................................ 8
The Funds in Detail
         Transamerica Premier Aggressive Growth Fund ...............     11
         Transamerica Premier Equity Fund..............................  11
         Transamerica Premier Index Fund.................................12
         Transamerica Premier Small Company Fund _____ ..................12
         Transamerica Premier Value Fund.................................13
         Transamerica Premier Balanced Fund..............................14
         Transamerica Premier Bond Fund................................. 15
         Transamerica Premier High Yield Bond Fund....................   16
         Transamerica Premier Cash Reserve Fund........................  17

Investment Adviser and Sub-Adviser.......................................18
         Adviser Fee
         Fund Managers


         Advisers Performance on Similar Funds
Buying and Selling Shares................................................20
Your Guide To: Dividends & Capital Gains.................................22
Your Guide To: Federal Taxes and Your Fund Shares  ................ .....23
Share Price..............................................................23
Distribution Plan....................................................    23
Summary of Bond Ratings  ................................................24
Financial Highlights...................................................  25
Additional Information and Assistance.............................. Back Cover

The Funds at a Glance

The following is a summary of each Fund's goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC.
The performance shown for each Fund assumes reinvestment of dividends. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of each Fund, but is recalculated using the current maximum sales charge for each class. We compare each Fund's performance to a broad-based securities market index. Performance figures for these indexes do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund.

Transamerica Premier Aggressive Growth Fund

The Fund seeks to maximize long-term growth.

It invests primarily in domestic equity securities selected for their growth potential resulting from growing franchises protected by high barriers to competition. The Fund generally invests 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than our other equity funds, the poor results of one company can have a greater negative impact on the Fund's performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[Chart goes here] o Best calendar quarter:

         Class A: 43.19% for quarter ending 12/31/98
         Class M: 43.07% for quarter ending 12/31/98
o Worst calendar quarter:

         Class A: -27.60% for quarter ending 12/31/00
         Class M: -27.62% for quarter ending 12/31/00





Average Annual Total Returns Since Inception (as of 12/31/00)
                                                    Since Inception
                                   1 year   3 year  (6/30/97) *

Premier Aggressive

 Growth Fund, Class A            -18.71%    32.05%     34.27%
Premier Aggressive
  Growth Fund, Class M           -18.93%    31.77%     33.98%
S&P 500 Index                    -9.10%     12.26%      13.62%

 .

The Standard and Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would incurred by an investor purchasing the securities it represents.

*Class A and M - June 30, 1998; average annual returns are based on the July 1, 1997 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investments Adviser has not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.


Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.


It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund's holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.



The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]


o Best calendar quarter:

         Class A: 29.69% for quarter ending 12/31/99
         Class M: 29.60% for quarter ending 12/31/99

o Worst calendar quarter:

         Class A: -14.48% for quarter ending 9/30/98
         Class M:  -14.61% for quarter ending 9/30/98

Average Annual Total Returns Since Inception (as of 12/31/00)

                                 Since Inception

                    1 year       5 Years       (10/2/95)*

Premier Equity Fund

  Class A           -14.06%      23.74%        22.02%
Premier Equity Fund
  Class M           -14.19%      23.46%        21.73%
S&P 500 Index       -9.10%       18.33%        18.68%
The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.


Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund's wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]


o Best calendar quarter:
         Class A: 21.05% for quarter ending 12/31/98
         Class M: 21.03% for quarter ending 12/31/98
o Worst calendar quarter:
         Class A: -10.01% for quarter ending 9/30/98
         Class M: -10.01% for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)

                                 Since Inception

                    1 year       5 Years       (10/2/95)*

Premier Index Fund

  Class A           -9.33%       17.77%        18.15%
Premier Index Fund
  Class M           -9.55%       17.49%        17.87%
S&P 500 Index       -9.10%       18.33%        18.68%

 .

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class. Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.


Transamerica Premier Small Company Fund

The Fund seeks to maximize long-term growth.
It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations or annual revenues of no more than $1 billion.


Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund's holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.



The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]
o  Best calendar quarter:
         Class A: 53.44% for quarter ending 12/31/99
         Class M: 53.36% for quarter ending 12/31/99

o Worst calendar quarter:

         Class A: -33.67% for quarter ending 12/31/00
         Class M: -33.69% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)
                                                        Since Inception
                                1 year     3 year        (6/30/97)*
---------------------------------------------------------------------

Premier Small

 Company Fund, Class A          -26.21%   37.06%        39.63%
Premier Small
 Company Fund, Class M          -26.40%   36.76%        39.32%
Russell 2000 Index              -2.92%    4.82%         7.25%

The Russell 2000 Index measures the performance of the 2,000 smallest companies (approximately 8%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market). The Russell 2000 Index does not reflect any commissions or fees which would incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the July 1, 1997 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.


Transamerica Premier Value Fund

The Fund seeks to maximize capital appreciation.


We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. At least 80% of the Fund's assets will be invested in a diversified portfolio of domestic equity securities. ___ We typically concentrate the Fund's holdings in fewer than 50 well researched companies.


Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company's financial condition or adverse general economic or market conditions. As an equity fund, this Fund's performance may vary more than fixed income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.


The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over life of the Fund. Past performance is no guarantee of future results.

[chart goes here]



|X|      Best calendar quarter:
         Class A: 26.81% for quarter ending 12/31/98
         Class M: 26.65% for quarter ending 12/31/98
|X|      Worst calendar quarter:
         Class A: -13.80% for quarter ending 9/30/98
         Class M: -13.80% for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/00)


                                            Since Inception

                           1 year           (3/31/98)*

Premier Value Fund

         Class A    10.65%             8.72%
         Class M    10.40%             8.49%
S&P 500 Index       -9.10%             8.17%

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the April 1, 1998 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.


Transamerica Premier Balanced Fund
The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company's poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]


o Best calendar quarter:
         Class A: 21.72% for quarter ending 6/30/97
         Class M: 21.64% for quarter ending 6/30/97
o Worst calendar quarter:

         Class A: -6.19% for quarter ending 12/31/00
         Class M: 6.20% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/00)

                                 Since Inception

                     1 year        5 Years       (10/2/95)*

Premier Balanced Fund

    Class A                        9.57%         20.36%       19.76%
Premier Balanced Fund
    Class M          9.33%         20.07%        19.48%
S&P 500 Index        -9.10%        18.33%        18.68%
Lehman Brothers
   Government/Credit
    Bond Index         11.85%        6.24%        6.85%
The Standard and Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The Lehman Brothers Government/Credit Bond Index is a broad - based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

Note: All performance information represents past performances and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.


Transamerica Premier Bond Fund
The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.


It generally invests at least ___ 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's and BBB or higher by Standard & Poor's (see Summary of Bond Ratings). We look for bonds with strong credit characteristics and additional returns as bond prices increase.


Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]


o Best calendar quarter:
         Class A: 4.52% for quarter ending 9/30/95
         Class M: 4.46% for quarter ending 9/30/95
o Worst calendar quarter:
         Class A: -3.80% for quarter ending 12/31/95
         Class M: -3.86% for quarter ending 12/31/95


Average Annual Total Returns Since Inception (as of 12/31/00)

                                 Since Inception

                    1 year       5 Years       (10/2/95)*

Premier Bond Fund

   Class A                       7.89%         5.50% 6.13%
Premier Bond Fund
   Class M          -7.72%       5.28%         5.90%
Lehman Brothers
   Government/Credit
   Bond Index       11.85%       6.24%         6.85%

 .

The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.



Transamerica Premier High Yield Bond Fund
The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.


It generally invests at least ___ 80% of its assets in a diversified selection of lower-rated bonds, commonly known as "junk bonds." These are bonds rated below Baa by Moody's or below BBB by Standard & Poor's (see Summary of Bond Ratings). We seek bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.


Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.


[chart goes here]


o Best calendar quarter:
         Class A: 8.60% for quarter ending 3/31/91
         Class M: 8.54% for quarter ending 3/31/91
o Worst calendar quarter:
         Class A: -2.80% for quarter ending 9/30/98
         Class M: -2.86% for quarter ending 9/30/98


Average Annual Total Returns Since Inception (as of 12/31/ 00)

                                 Since Inception
                     1 year      5 Years       (9/1/90)
Premier High Yield

  Bond Fund, Class A*         N/A        N/A   N/A
Premier High Yield
  Bond Fund, Class M*         N/A        N/A   N/A
Merrill Lynch High Yield
  Master Index **     N/A           N/A        N/A
* Effective 6/30/98, the Transamerica High Yield Bond Fund (separate account) exchanged all of its assets for shares in the Transamerica Premier High Yield Bond Fund). The inception date of the Fund is considered to be 9/1/90, the separate account inception date. The performance prior to 6/30/98 is the separate account's performance recalculated to reflect the actual fees and expenses of the Fund. ** The Merrill Lynch High Yield Master Index provides a broad-based measure of the performance of the non-investment grade U.S. bond market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.


Transamerica Premier Cash Reserve Fund
The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund's performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.



[chart goes here]


o Best calendar quarter:

         Class A: 1.54% for quarter ending 12/31/00
         Class M: 1.48% for quarter ending 12/31/00

o Worst calendar quarter:

         Class A: 1.08% for quarter ending 6/30/99
         Class M: 1.02% for quarter ending 6/30/99

Average Annual Total Returns Since Inception (as of 12/31/00)

                                 Since Inception

                        1 year     5 Years     (10/2/95)*

Premier Cash Reserve Fund

  Class A            5.97%      5.16%       5.18%
Premier Cash Reserve Fund
  Class M            5.71%      4.90%          4.91%

iMoneyNet Fund Report     5.79%               5.04%               5.04%
 You can get the 7-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US. iMoneyNetTM(formerly the IBC's Money Fund ReportTM)-All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The seven-day current and effective yields were 6.08% and 6.26% for Class A, and 5.83% and 6.00% for Class M, respectively, as of December 31, 2000.

*Class A and Class M - June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A and Class M prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these Funds. There is a sales charge (load), but we may waive it for qualifying investors.


Shareholder Transaction Expenses

------------------------------ ------------------ ----------------------- ------------------ ----------------
Transamerica Premier             Maximum Sales     Maximum Con-tingent     Sales Charge on   Exchange Fee
Fund/Class                          Charge1           Deferred Sales         Reinvested
                               (as a percentage          Charge2              Dividends
                                  of offering      (as a percentage of
                                    price)        the lower of original
                                                    purchase price or
                                                   redemption proceeds)
Aggressive Growth Fund
    Class A                          5.25%                 None                 none              none
    Class M                          1.00%                 None                 none              none
Small Company Fund
    Class A                          5.25%                 None                 none              none
    Class M                          1.00%                 None                 none              none
Equity Fund
    Class A                          5.25%                 None                 none              none
    Class M                          1.00%                 None                 none              none
Value Fund
    Class A                          5.25%                 None                 none              none
    Class M                          1.00%                 None                 none              none
Index Fund
    Class A                          5.25%                 None                 none              none
    Class M                          1.00%                 None                 none              none
Balanced Fund
    Class A                          5.25%                 None                 none              none
    Class M                          1.00%                 None                 none              none
High Yield Bond Fund
    Class A                          5.25%                 None                 none              none
    Class M                          1.00%                 None                 none              none
Bond Fund
    Class A                          4.75%                 None                 none              none
    Class M                          1.00%                 None                 none              none
Cash Reserve Fund
    Class A                          none                  None                 none             5.25%3
    Class M                          none                  None                 none             1.00%3
------------------------------ ------------------ ----------------------- ------------------ ----------------

Annual Fund Operating Expenses (as a percent of average net assets)


The table below lists the expenses incurred by Class A and Class M shares of each Fund during 2000.


----------------------------- ------------ -------------- ------------------ ---------------------- ------------------- -----------

Transamerica Premier            Adviser     12b-1 Fee5     Other Expenses6      Total Operating       Fee Waiver and   Net Expenses
Fund/Class                       Fee4                                              Expenses7             Expense

                                                                                                      Reimbursement
Aggressive Growth Fund

    Class A                      0.85%         0.35%            3.24%                4.44%                2.94%               1.50%
    Class M                      0.85%         0.60%            3.68%                5.13%                3.38%               1.75%

Small Company Fund

    Class A                      0.85%         0.35%            3.07%                4.27%                2.77%               1.50%
    Class M                      0.85%         0.60%            3.81%                5.26%                3.51%               1.75%

Equity Fund

    Class A                      0.85%         0.35%            4.25%                5.45%                3.85%               1.60%
    Class M                      0.85%         0.60%            4.03%                5.48%                3.63%               1.85%

Value Fund

    Class A                      0.75%         0.35%           17.34%               18.44%                17.14%              1.30%
    Class M                      0.75%         0.60%           16.01%               17.36%                15.81%              1.55%

Index Fund

    Class A                      0.30%         0.35%            5.40%                6.05%                5.55%               0.50%
    Class M                      0.30%         0.60%            8.24%                9.14%                8.39%               0.75%

Balanced Fund

    Class A                      0.75%         0.35%           19.15%               10.25%                8.70%               1.55%
    Class M                      0.75%         0.60%            9.11%               10.46%                8.66%               1.80%

High Yield Bond Fund
    Class A                      0.55%         0.35%            0.43%                1.33%                 N/A                 N/A
    Class M                      0.55%         0.60%            0.80%                1.95%                0.30%               1.65%
Bond Fund

    Class A                      0.60%         0.35%           15.77%               16.72%                15.32%              1.40%
    Class M                      0.60%         0.60%           37.73%               38.93%                37.28%              1.65%

Cash Reserve Fund

    Class A                      0.35%         0.35%            2.28%                2.98%                2.38%               0.60%
    Class M                      0.35%         0.60%            9.23%               10.18%                9.33%               0.85%

----------------------------- ------------ -------------- ------------------ ---------------------- ------------------- -----------


1 ___ Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Class A Shares at net asset value to certain persons. See "Buying and Selling Shares". 2 A contingent deferred sales charge of 1.00% is assessed on redemptions of Class A Shares and Class M Shares made within 24 months following their purchases made at net asset value. See "Buying and Selling Shares".

3 An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. The fee is 5.25% for all Funds except the Premier Bond Fund which is 4.75%.

4The Investment Adviser may waive part or all of the Adviser Fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See "Adviser Fee". 5 After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge.
6"Other Expenses" are those incurred after any reimburesements to the Fund by the Administrator. See "Administrator". Other expenses include expenses not covered by the adviser fee or the 12b-1 Fee. Expenses for all Funds are based on actual expenses incurred during 2000.

7 "Total Operating Expenses" include Adviser Fees, 12b-1 Fees, and other expenses that a Fund incurs. The Adviser has agreed, for 10 years or for such shorter time as the A and M Class Shares are outstanding, to waive that part of its Adviser Fee and/or to reimburse other operating expenses to the extent necessary so that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the percentages shown in the Net Expenses column . The Adviser may, from time to time, assume additional expenses.
8  The expenses in the example assume no fees for IRA or SEP accounts.


Examples
The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same as shown above. The examples are based on expenses after waivers and reimbursements. The examples also assume payment of the maximum sales charge and redemptions at the end of each period. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------ ----------------- --------------- ---------------- ---------------
Transamerica Premier  Fund8                     1 Year          3 Years          5 Years         10 Years
Aggressive Growth Fund
    Class A                                      $670             $974           $1,300           $2,222
    Class M                                      $276             $646           $1,039           $2,142
Small Company Fund
    Class A                                      $670             $974           $1,300           $2,222
    Class M                                      $276             $646           $1,039           $2,142
Equity Fund
    Class A                                      $679            $1,003          $1,350           $2,325
    Class M                                      $286             $676           $1,091           $2,247
Value Fund
    Class A                                      $650             $915           $1,200           $2,010
    Class M                                      $256             $585            $936            $1,927
Index Fund
    Class A                                      $573             $677            $790            $1,120
    Class M                                      $176             $337            $513            $1,021
Balanced Fund
    Class A                                      $674             $989           $1,325           $2,274
    Class M                                      $281             $661           $1,065           $2,195
High Yield Bond Fund
    Class A                                      $135             $421            $729            $1601
    Class M                                      $190             $612            $1052           $2275
Bond Fund
    Class A                                      $611             $897           $1,204           $2,075
    Class M                                      $266             $615            $988            $2,035
Cash Reserve Fund
    Class A                                      $61              $192            $335             $750
    Class M                                      $87              $271            $471            $1,049
------------------------------------------ ----------------- --------------- ---------------- ---------------

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

The Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance.

Premier Aggressive Growth Fund



Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

The Investment Adviser's equity management team selects U.S. companies showing:
|X|      Strong potential for steady growth; and
|X|      High barriers to competition.

We seek out the industry leaders of tomorrow - and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies
We generally invest 90% of the Fund's assets in a non-diversified portfolio of equity securities of U.S. companies. We select these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value.


 This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.


Premier Equity Fund


Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We focus on identifying fundamental change in it's early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it's own merits as a premier company in our opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

|X|      Shareholder-oriented management
|X|      Dominance in market share
|X|      Cost production advantages
|X|      Leading brands
|X|      Self-financed growth
|X|      Attractive reinvestment opportunities

Policies

We generally invest at least 80% of the Fund's assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.


 This Fund Is Intended For
Long-term invetors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.


Premier Index Fund

Goal
Our goal is to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

Strategies
To achieve our goal, we use a combination of management techniques. We generally purchase common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, we also invest in futures and options with returns linked to the S&P 500, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 as closely as possible. The correlation between the performance of the Fund and the S&P 500 Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

Policies
We buy the stocks that make up the S&P 500 Index, with the exception of Transamerica Corporation common stock. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor's Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500, such as S&P 500 Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500 and to offset transaction costs and other expenses.

Risks
This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500. The performance of the Fund will reflect the performance of the S&P 500 Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index's performance will be impeded by these expenses.


This Fund Is Intended For
Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.


Please note: Standard & Poor's(R), S&P(R), Standard & Poor's 500(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Sub-Adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Premier Small Company Fund



Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Companies with smaller capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, our equity management team selects stocks issued by smaller U.S. companies which show:
|X|      Strong potential for steady growth
|X|      High barriers to competition

We seek out the industry leaders of tomorrow and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies

We generally invest at least 80% of the Fund in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small companies. Small companies are those whose market capitalization or annual revenues are no more than $1 billion.


We may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with smaller asset bases or revenues are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.


This Fund Is Intended For
Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.


Premier Value Fund


Goal
Our goal is to maximize capital appreciation.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

 We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. In projecting cash flows and determining intrinsic value, we use multiple factors such as:
|X|       the quality of the management team;

|X| the company's ability to earn returns on capital in excess of the cost of capital;
|X|       competitive barriers to entry; and
|X|       the financial condition of the company.

We take a long-term approach to investing and view each investment in a company as owning a piece of the business.

To achieve our goal, we may invest in securities issued by companies of all sizes. Generally, however we will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

We typically concentrate the Fund's holdings in fewer than 50 well-researched companies.

Policies

We generally invest at least 80% of the Fund's assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For
Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

Premier Balanced Fund


Goal
Our goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies
To achieve our goal we invest in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser's equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Equity Investments - Our Adviser's equity management team buys shares of companies that have many or all of these features:
|X|      Outstanding management;
|X|      Superior track record;
|X|      Well-defined plans for the future;
|X|      Unique low cost products;
|X|      Dominance in market share or products in specialized markets;
|X|      Strong earnings and cash flows to foster future growth; and
|X| ______ Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions.

Fixed Income Investments - The Adviser's bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund's total assets, with the remaining 30% to 40% of the Fund's assets primarily invested in high quality bonds with maturities of less than 30 years. We may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund's assets. At times, we may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium and smaller size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund's bond portfolio, the greater the fluctuation. The value of any of the Fund's bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class' contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.


This Fund Is Intended For
Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.






Premier Bond Fund

Goal
Our goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

To achieve our goal, the Investment Adviser's bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:
|X| ______ Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.
|X| ______ Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

We generally invest at least 80% of the Fund's assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's Investors Service (Moody's) and BBB or higher by Standard & Poor's Corporation (S&P). Moody's and S&P are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. We may also invest up to 35% of the Fund's assets in lower-rated securities. Those securities are rated Ba1 by Moody's and BB+ or lower by S&P. We may also invest in unrated securities of similar quality, based on our analysis of those securities. Our investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.


The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short term bonds. While lower-rated bonds make up a much smaller percentage of the Fund's assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings.

The Fund's investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.


This Fund Is Intended For
Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.



Premier High Yield Bond Fund

Goal
Our goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

To achieve our goal, the Investment Adviser's fixed income management team:
|X| ______ Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations;
|X| ______ Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal; and
|X| ______ Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation.

Policies

We generally invest at least 80% of this Fund's assets in a diversified portfolio of high yield, below investment grade debt securities commonly referred to as "junk bonds." Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody's or CCC by Standard & Poor's. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.


The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund's objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks
The value of the Fund's investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund's bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody's or BBB by Standard & Poor's). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser's bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.


This Fund Is Intended For
Investors who are willing to take substantial risks in pursuit of potentially higher rewards. This risks associated with invetments in speculative securities make this Fund suitable only for long-term investment.



 Premier Cash Reserve Fund


Goal
Our goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies
This is a money market fund. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve our goal, we invest primarily in:
|X|      Short-term corporate obligations, including commercial paper, notes and bonds;
|X|      Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities;
|X|      Obligations of U.S. and foreign banks, or their foreign branches, and
                U.S. savings banks; and
|X|      Repurchase agreements involving any of the securities mentioned above

We also seek to maintain a stable net asset value of $1.00 per share by:
|X|      Investing in securities which present minimal credit risk; and
|X|      Maintaining the average maturity of obligations held in the Fund's portfolio at 90 days or less.

Policies
Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks
The interest rates on short-term obligations held in the Fund's portfolio will vary, rising or falling with short-term interest rates generally. The Fund's yield will tend to lag behind general changes in interest rates. The ability of the Fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.


This Fund Is Intended For
Investors who seek a low-risk, relatively low cost way to achieve current income through high-quality money market securities.

Investment Adviser

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser is controlled by Sub-Adviser Transamerica Investment Services, Inc. ("TIS"). The Adviser manages $9 billion in mutual funds, separate accounts and pension assets, previously managed by TIS. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser's duties include, but are not limited to:
|X|      Supervising and managing the investments of each Fund;
|X| ______ Ensuring that investments follow each Fund's investment objective, strategies, and policies and comply with government regulations; and
|X|      Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser's senior officers.

 Sub-Adviser

Transamerica Investment Services, Inc. (the "Sub-Adviser"), has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated life insurance companies since 1981. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Under an agreement with the Adviser, TIS provides the Adviser with certain investment research and other services and, in this regard, it serves as Sub-Adviser to the Funds.


Advisory Fees

For its services to the Funds, the Adviser receives an adviser fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar Funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.




   ------------------------- ----------------

                             Advisory Fee


   Premier Fund

   ------------------------- ----------------
   ------------------------- ----------------

   Aggressive Growth         0.85%

   ------------------------- ----------------
   ------------------------- ----------------

   Equity                    0.85%

   ------------------------- ----------------
   ------------------------- ----------------

   Index                     0.30%

   ------------------------- ----------------
   ------------------------- ----------------

   Small Company             0.85%

   ------------------------- ----------------
   ------------------------- ----------------

   Value                     0.75%

   ------------------------- ----------------
   ------------------------- ----------------

   Balanced                  0.75%

   ------------------------- ----------------
   ------------------------- ----------------

   Bond                      0.60%

   ------------------------- ----------------
   ------------------------- ----------------

   Cash Reserve              0.35%

   ------------------------- ----------------



In 2000, the Adviser waived a portion of the advisory fee payable by the Index and Cash Reserve Funds and was paid 0.16% and 0.00%, respectively, of the Fund's average daily net assets. Such waivers will increase a Fund's return. This is intended to make the Funds more competitive. The Adviser may terminate this practice at any time.

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

o        Custodian;
o        Legal;
o        Auditing;
o        Administration;
o        Registration fees and expenses; and
o ________ Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.



Fund Managers

The following listing provides a brief biography of the primary manager and co-managers for each of the Funds:

Transamerica Premier Aggressive Growth Fund

Primary Manager since 1999: Christopher J. Bonavico, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Fund Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, the Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.


Co-Manager since 1999: Daniel J. Prislin
(See Value Fund )


Transamerica Premier Equity Fund

Primary Manager since 1998: Jeffrey S. Van Harte, CFA, Senior Vice President and Head of Equity Investments, Transamerica InvestmentManagement, LLC. Vice President, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Fund since 1998 and Transamerica VIF Growth Portfolio since 1984. Co-Manager of the Transamerica Value Fund. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of the Security Analysts of San Francisco. B.A., California State University at Fullerton. Joined Transamerica in 1980.

Co-Manager since 1999: Gary U. Rolle
(See Balanced Fund )


Transamerica Premier Index Fund

Primary  Manager  since 1998:  Lisa L.  Hansen,  Assistant  Vice  President  and
Portfolio Manager, Transamerica Investment Management, LLC. Assistant Vice President and Senior Trader, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Index Fund since 1998. B.A., University of California at Santa Cruz. Senior Trader, Husic Capital Management, 1988-1997. Joined Transamerica in 1997.

Co-Manager since 2000: Thomas J. Ray, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Member of the Los Angeles Society of Financial Analysts and Bond Club of Los Angeles. MS, University of
Wisconsin-Madison. B.B.A., University of Wisconsin-Madison. Course Administrator, University of Wisconsin-Madison Graduate School of Business, 1990-1991. Financial Analyst, Madison Valuation Associates, 1989-1991. Joined Transamerica in 1991.

Transamerica Premier Small Company Fund
Primary Manager since 1999: Christopher J. Bonavico
(See Aggressive Growth Fund)

Co-Manager since 2001: Kenneth F. Broad, CFA, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Co-manager of a Transamerica corporate account. Co-manager of the Transamerica Small Company Fund. Vice-President, Portfolio Manager and Analyst, Franklin Templeton Investments, 1994-2000. Member of the Security Analysts of San Francisco. B.A., Colgate University. M.B.A., Anderson Graduate School of Management at UCLA. Joined Transamerica in 2000.


Transamerica Premier Value Fund

Primary Manager since 1999: Daniel J. Prislin, CFA, Assistant Vice-President and Portfolio Manager, Transamerica Investment Management, LLC. Equity Analyst, Transamerica Investment Services, Inc. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. MBA, University of California at Berkeley. Joined Transamerica in 1998.


Co-Manager since 1998: Jeffrey S. Van Harte (see Equity Fund)

Transamerica Premier Balanced Fund

Primary Manager since 1998: Gary U. Rolle, CFA, President and Chief Investment Officer, Transamerica Investment Management, LLC. President and Chief Investment Officer, Transamerica Investment Services, Inc. Chairman and President,
Transamerica Income Shares, Inc., a closed-end investment company. Chief Investment Officer, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Manager of the Transamerica Balanced Fund and Transamerica Premier Balanced Fund since 1998. Co-Manager of the Transamerica Premier Equity Fund, Transamerica Equity Fund and Fund A (both separate accounts), and Transamerica corporate accounts. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.


Co-Manager since 1999: Jeffrey S. Van Harte
--------------------------------------------
(See Equity Fund )

Co-Manager since 1999:  Heidi Y. Hu
-----------------------------------
(See Bond Fund )

Transamerica Premier Bond Fund

Primary Manager since 1998: Matthew W. Kuhns, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Bond Fund since 1998. Was Co-Manager of the Transamerica Premier Bond Fund and the Transamerica Bond Fund. Member of the Bond Club of Los Angeles. B.A., University of California, Berkeley. M.B.A., University of Southern California. Joined Transamerica in 1991.

Co-Manager since 1999: Heidi Y. Hu, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Income Shares, Inc since 1998. Co-Manager of the Transamerica Bond Fund since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.


Transamerica Premier High Yield Bond Fund

Primary Manager since 1999: Matthew W. Kuhns
(See Bond Fund )

Co-Manager since 1999:  Thomas J. Ray
(See Index Fund )

Co-Manager since 1999:  Edward S. Han
(See Cash Reserve )

Transamerica Premier Cash Reserve Fund

Primary Manager since 1999: Edward S. Han, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Securities Analyst, Transamerica Investment Services. B.A., University of California at Irvine. M.B.A., Darden Graduate School of Business Administration at the University of Virginia. Vice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.


Co-Manager since 1999: Heidi Y. Hu
(See Bond Fund )


Advisers Performance on Similar Funds


The Funds' Adviser, and previously the Sub-Adviser, also managesseparate accounts for pension clients of Transamerica Corporation's affiliated companies for over ten years.


The investment objectives, policies and strategies of the Transamerica Premier Equity, Index, Balanced, High Yield Bond, Bond and Cash Reserve Funds are substantially similar in all material respects as the separate accounts from which they were cloned. In addition, the Transamerica High Yield Bond separate account transferred all its assets (i.e., the intact portfolio of securities) to the Transamerica Premier High Yield Bond Fund in exchange for its shares on the day that Premier Fund began selling shares.

The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times.

In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The High Yield Bond separate account performance shown below was recalculated to reflect the fees and expenses currently being charged by the Fund.

Additionally, the performance of the Premier Funds may differ from the separate accounts' performance for reasons such as timing of purchases and sales, availability of cash for new investments, brokerage commissions, diversification of securities, and the investment restrictions, both regulatory and by prospectus, imposed on the Funds.

The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts
Transamerica Equity Fund
Transamerica Equity Index Fund
Transamerica Balanced Fund
Transamerica High Yield Bond Fund
Transamerica Bond Fund
Transamerica Cash Management Fund

Premier Funds
------------------
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Balanced Fund
Transamerica Premier High Yield Bond Fund
Transamerica Premier Bond Fund
Transamerica Premier Cash Reserve Fund


The following table illustrates the separate accounts' performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending December 31, 2000.


                        1        5        10            Since
                        Year     Years      Years    Inception3
                        --------------------------------------


Equity Fund

%                       -11.26%         26.50%%         27.17%          22.86%%

Premier Equity Fund

                        -13.81%         23.96%          --              22.28%
S&P 500 Index4
                        -9.10%          18.33%          17.46%         14.12%




Equity Index Fund

                        -9.42%        17.58%            16.77%        15.49%
Premier Index Fund
                        -9.15%        18.07              --             18.43%

S&P 500 Index4

                        9.10%        18.33%             17.46%          15.89%


Balanced Fund

                        4.96%         18.93%            18.86%

Premier Balanced Fund

                        9.89%           20.55%               20.01%
S&P 500 Index4
                        -9.10%          18.33%          17.46%    17.13%
Lehman Brothers
  Govt./ Credit Index6
                        11.85%         6.24%       8.01%          6.68%


High Yield Bond Fund

                         -1.40%        7.64%       11.18%       11.11%

Premier High Yield Bond Fund

                        -2.01%       7.38%        11.24%        10.88%
Merrill Lynch All High5

   Yield Index

                         -3.79%       4.89%             10.86%  9.98%

Bond Fund

                        9.13%        6.19%        9.21%        11.24%

Premier Bond Fund

                        8.10%                  5.63%      --   6.31%
Lehman Brothers
  Govt./ Credit Index6
                        11.85%        6.24%       8.01%         9.32%


Cash Management Fund7

                        5.89%          5.11%        4.66%         6.41%
Premier Cash Reserve Fund
                        6.34%              5.53%     --       5.54%
The iMoneyNet Fund ReportTM8
                         5.79%         5.04%          4.59%         6.35%


1Average Annual Total Return calculated as shown in the Statement of Additional Information. 2The performance of the Premier Funds reflects that of the Investor Shares. The Investor Class has no sales charge, applicable to Classes A and M, and total operating expenses of the Investor Class shares are lower. 3The inception date of all Premier Funds shown in the table is October 2, 1995, except High Yield Bond Fund. The inception date of both the High Yield Bond Fund separate account and the Premier High Yield Bond Fund is September 1, 1990. The performance of the Premier High Yield Bond Fund prior to June 30, 1998, is the separate account's performance recalculated to reflect actual fees and expenses of the Premier Fund. ___ Inception dates of the separate accounts are: Equity - 10/1/87; Equity Index - 10/1/86; Balanced - 4/1/93; High Yield Bond - 9/1/90;
Bond - 5/1/83; and Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception.

4The Standard and Poor's 500 Index consists of 500 widely held, publicly traded common stocks. 5The Merrill Lynch All High Yield Index consists of high yield bonds. 6The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard and Poor's Corporation.
7        The 7-day current yield was   5.92%  as of 12/31/00.
8iMoneyNetTM(formerly the IBC's Money Money Fund ReportTM) - All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.


Buying and Selling Shares

Buying Class A Shares
An investor who purchases Class A Shares pays an initial sales charge at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of Class A Shares qualify for reduced sales charges. Class A Shares bear a lower 12b-1 fee than Class M Shares.

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your investment.

                   Investment Amount
Sales Charge            Under                $50,000 to          $100,000 to
Per Fund                $50,000              $ 99,999            $249,999
---------------------------------------------------------------------
Premier Aggressive
 Growth                  5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier Small

 Company                 5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier Equity           5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier Value            5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier Index            5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier Balanced         5.25%*/5.54%**      4.50%/4.71%       3.50%/3.63%
Premier High Yield
Bond                    5.25%*/5.54%**       4.50%/4.71%**      3.50%/3.63%
Premier Bond             4.75%*/4.99%**    4.00%/4.17%         3.25%/3.36%
Premier Cash

 Reserve          none           none          none



                                            Investment Amount
Sales Charge        $250,000 to             $500,000 to
Per Fund            $499,999                $999,999
-----------------------------------------------------
Premier Aggressive
 Growth             2.50%/2.56%     2.00%/2.04%
Premier Small

 Company            2.50%/2.56%     2.00%/2.04%
Premier Equity      2.50%/2.56%      2.00%/2.04%
Premier Value       2.50%/2.56%      2.00%/2.04%
Premier Index       2.50%/2.56%      2.00%/2.04%
Premier Balanced    2.50%/2.56%      2.00%/2.04%
Premier High Yield
Bond                2.50%/2.56%     2.00%/2.04%
Premier Bond        2.50%/2.56%      1.75%/1.78%
Premier Cash Reserve     none       none
* Sales charge as a percentage of offering price
** Sales charge as a percentage of net amount invested


There is no sales charge on purchases of Class A Shares of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. However, a CDSC of 1.0% will be imposed upon redemptions of any shares purchased at net asset value within two years after initial purchase, except redemptions by qualified retirement plans for plan benefits. Shares purchased by investors investing $1 million or more in Class A Shares whose broker-dealer of record waived its commission with the approval of Transamerica Securities Sales Corporation are not subject to the CDSC.

In determining whether a CDSC is payable, we will redeem shares not subject to any charge first. Then we will redeem shares held longest during the CDSC period. We will base any CDSC on the lower of the shares' cost and current net asset value. We will redeem any shares acquired by reinvestment of distributions without a CDSC.

Buying Class M Shares
An investor who purchases Class M Shares pays an initial sales charge at the time of purchase that is lower than the sales charge applicable to Class A Shares. Certain purchases of Class M Shares qualify for reduced sales charges. Class M Shares incur a 12b-1 fee that is higher than Class A Shares. In addition, we will impose a CDSC of 1.0% on any shares purchased at net asset value, including those purchased by qualified retirement plans, redeemed within two years after initial purchase. Class M Shares do not convert into any other class of shares.

In determining whether a CDSC is payable, we will redeem shares not subject to any charge first. Then we will redeem shares held longest during the CDSC period. We will base any CDSC on the lower of the shares' cost and current net asset value. We will redeem any shares acquired by reinvestment of distributions without a CDSC.

The public offering price of Class M Shares is the net asset value plus a sales charge that varies depending on the size of your investment.

                                    Investment Amount

Sales Charge                  Under                  $250,000
Per Fund                      $250,000               and Above
----------------------------------------------------------------------
Premier Aggressive Growth                      1.00*/1.01%**  none
Premier Small Company                          1.00*/1.01%**  none
Premier Equity                                 1.00*/1.01%**  none
Premier Value                                  1.00*/1.01%**           none
Premier Index                                  1.00*/1.01%**           none
Premier Balanced                               1.00*/1.01%**           none
Premier High Yield Bond       1.00*/1.01%**    none
Premier Bond                                   1.00*/1.01%**           none
Premier Cash Reserve          none             none
* Sales charge as a percentage of offering price
** Sales charge as a percentage of net amount invested


Qualified retirement plans with at least a $250,000 initial investment may also purchase Class M Shares at net asset value, without an initial sales charge.

Additional Considerations
We provide additional allowances for the combined purchase privilege, cumulative quantity discount (right of accumulation), and statement of intent. And certain purchases are not subject to the contingent deferred sales charge. See the Statement of Additional Information for more details.

TSSC will from time to time, at its expense, provide additional promotional incentives or payments to broker-dealers that sell shares of the Transamerica Premier Funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain broker-dealers who have sold or may sell significant amounts of shares. Certain broker-dealers may not sell all classes of shares.

TSSC may suspend or modify such payments to broker-dealers. The payments are subject to the continuation of the relevant distribution plan, the terms of service agreements between broker-dealers and TSSC. They are also subject to any applicable limits imposed by the National Association of Securities Dealers, Inc.

Which Class is Best for You?
The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Consult your broker for details about the combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified retirement plans and other exceptions. The Funds may sell Class A and Class M Shares at net asset value without an initial sales charge or a CDSC to certain qualified groups. Descriptions are included in the Statement of Additional Information.

Investment Guidelines
|X|      The minimum initial investment is $10,000, except that the minimum for
IRAs is $250.
|X|      We waive this minimum for qualified retirement plans.
|X|      The investment must be a specified dollar amount. We cannot accept purchase requests specifying a
     certain price, date, or number of shares.
|X| ______ The price you pay for your shares will be based on the next determined net asset value after your purchase order is received.
|X| ______ The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in one or more of the Funds.

Selling Shares
You can sell, or redeem, your shares to us at any time. You'll receive the net asset value next determined after your redemption request is received, assuming all requirements have been met. The redemption may be subject to a contingent deferred sales charge.

Generally we mail redemptions made by check on the second business day after we receive your request, but not later than seven days afterwards.

We may postpone such payment if:
a) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New
     York Stock Exchange is restricted;
b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or
c)       the SEC permits a delay for the protection of investors.

If you request a redemption shortly after a recent check purchase, we may hold the redemption proceeds beyond seven days. We will only hold it until the purchase check clears, which may take up to 15 days. If we receive a redemption request from a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.

If you request to redeem shares in an IRA or 403(b) plan, you must also give us an IRS Form W4-P (pension income tax withholding form) and a reason for withdrawal. We can provide this form. This is required by the IRS.

Exchanging Shares
You can exchange shares in any Fund for shares of any other Fund within the same class. You can exchange your shares of the same class of certain other Transamerica Premier Funds at net asset value.

If you exchange shares subject to a contingent deferred sales charge (CDSC), the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any Fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Exchange Guidelines
|X| ______ An exchange is treated as a sale of shares from one Fund and the purchase of shares in another Fund. Exchanges are taxable events.

|X| ______ Exchanges into or out of the Funds are made at the next determined net asset value per share after all necessary information for the exchange is received.

|X| ______ The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

Information About Your Account and the Funds
You will receive a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, you will receive a confirmation of the transaction.

You will receive an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities owned by each Fund on that date. You will also receive a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities owned by each Fund on that date.

You will receive a new Prospectus each year. The Statement of Additional Information is also revised each year. You can receive a Statement of Additional Information by request only.


Your Guide To: Dividends & Capital Gains

Investment income generated by our Funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options:

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions:
|X| ______ Are made on a per share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.
|X| ______ Capital gains, if any, are generally distributed annually for all Funds.
|X| ______ If you buy shares just before or on a record date, you will pay the full price for the shares and then you will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules:


Fund                                When It Pays
------------------------------------------------
Premier Aggressive Growth Fund      Annually
Premier Equity Fund                 Annually
Premier Index Fund                  Annually
Premier Small Company Fund Annually
Premier Value Fund                  Annually
Premier Balanced Fund               Annually
Premier Bond Fund          Monthly
Premier High Yield Bond Fund        Monthly
Premier Cash Reserve Fund  Monthly


Facts About The Premier Cash Reserve Fund:
|X| ______ Dividends on this Fund are determined daily but paid monthly.
|X| ______ You will begin earning Premier Cash Reserve dividends on the next business day after your purchase is effective.
|X| ______ You will earn dividends on the day you request redemption by telephone.


Your Guide To: Federal Taxes And Your Fund Shares

Dividends and short term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

Long term capital gains distributions paid by a Fund will be taxable to its shareholders as long term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

Corporate dividends-received deduction To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for Federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution.

Purchases just prior to distributions If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Tax Treatment of Pension and Retirement Savings Programs

Tax rules vary for participants and beneficiaries of these plans, including IRAs, depending on the terms and conditions of each plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, such as: a) distributions prior to age 59 1/2 (subject to certain exceptions); b) distributions that do not conform to specified commencement and minimum distribution rules; c) aggregate distributions in excess of a specified annual amount; or d) other special circumstances.

Other Taxes

State and Local Taxes In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions Depending on your state's tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain Federal agencies may be exempt from state and local taxes.

Your Tax Adviser Check with your own tax adviser regarding specific questions regarding Federal, state and local taxes.


Share Price

How Share Price Is Determined
The price at which shares are purchased or redeemed is the net asset value (NAV) that is next calculated following receipt of the order. The NAV is calculated by subtracting the Fund's liabilities from its total assets and dividing the result by the total number of shares outstanding.

Fund securities traded on a domestic securities exchange or NASDAQ are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund's Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

When Share Price Is Determined
Except for the Transamerica Premier Cash Reserve Fund, the net asset value of each Fund is determined only on days that the New York Stock Exchange (Exchange) is open. The net asset value of the Transamerica Premier Cash Reserve Fund is determined only on days that the Federal Reserve is open.

Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. eastern time, receive the share price determined at the close of the Exchange that day. Investments and redemption requests received after the Exchange is closed receive the share price at the close of the Exchange the next day the Exchange is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.


Distribution Plan
Each Fund makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended. The following fees accrue daily and are based on an annual percentage of the daily average net assets.

                                            12b-1 Fees

Fund                                Class A          Class M
--------------------------------------------------------------
Premier Aggressive Growth  0.35%            0.60%
Premier Small Company               0.35%            0.60%
Premier Equity                      0.35%            0.60%
Premier Value                       0.35%            0.60%
Premier Index                       0.35%            0.60%
Premier Balanced                    0.35%            0.60%
Premier High Yield Bond             0.35%            0.60%
Premier Bond                        0.35%            0.60%
Premier Cash Reserve                0.35%            0.60%


The 12b-1 plan of distribution and related distribution contracts require the Funds to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Funds will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Funds. The Funds' Board of Directors will review the distribution plan, contracts and TSSC's expenses.

From time to time, and for one or more Funds, the Distributor may waive all or any portion of these fees at its discretion.

TSSC makes periodic payments equal to 0.25% on Class A assets and 0.50% on Class M assets to qualifying broker-dealers, certain financial institutions, or certain financial intermediaries to compensate them for services provided in connection with sales of Class A and Class M Shares. The payments are based on the average net asset value of Class A or Class M Shares of the Fund which are attributable to shareholders, including qualified retirement plans, for whom the broker-dealers are designated as the broker-dealer of record.

Summary of Bond Ratings

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."


                                    Standard
Investment Grade                   Moody's        & Poor's
--------------------------------------------------------------
Highest quality                    Aaa            AAA
High quality                       Aa             AA
Upper medium                       A              A
Medium, speculative features       Baa            BBB
Lower Quality
--------------------------------------------------------------
Moderately speculative             Ba             BB
Speculative                        B              B
Very speculative                   Caa            CCC
Very high risk                     Ca             CC
Highest risk, may not be
    paying interest                C           C
In arrears or default              C           D

Financial Highlights


The following information is intended to help you understand the Funds' financial performance since their inception. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the last five fiscal years ended December 31, 1996, 1997, 1998 1999 and 2000. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds' performance in the annual report. See the back cover to find out how to get this report.



                             Transamerica Premier Aggressive Growth Fund   Transamerica Premier Small Company Fund
                             Class A                                       Class A
                             Year Ended             Year Ended Period Ended            Year Ended  Year Ended
Period Ended                 December 31,December 31,          December 31             ,December 31,
December 31,                 December 31,           2000       1999        1998*                   2000
1999                         1998*
Net Asset Value
Beginning of period          $33.49    $22.41       $17.55                 $38.87      $21.99      $17.20
Operations
Net investment loss1         (0.45)a   (0.37)a      (0.11)                 (0.52)a     (0.35)a     (0.08)
Net realized and unrealized
gain (loss) on investments   (4.31)    12.36        4.97                   (7.68)      20.27       4.87
Total from investment operations       (4.76)       11.99      4.86                    (8.20)      19.92
4.79
Dividends/Distributions to Shareholders
Net investment income        -         -            -                      -           -           -
Net realized gains on investments      (9.57)       (0.91)     -                       (9.99)      (3.04)      -
Total dividends/distributions          (9.57)       (0.91)     -                       (9.99)      (3.04)      -
Net Asset Value
End of period                $19.16    $33.49       $22.41                 $20.68      $38.87      $21.99

Total Return2                (18.71%)  54.09%       27.69%                 (26.21%)    93.63%      27.85%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver         1.50%        1.50%      1.50%(Y)                1.50%       1.50%
1.50%(Y)
Before reimbursement/fee waiver        4.44%        8.63%      2091.85%(Y)             4.27%       9.86%
2146.03%(Y)
Net investment (loss), after
 reimbursement/fee waiver    (1.33%)   (1.43%)      (1.07%)(Y)             (1.33%)     (1.26%)     (0.79%)(Y)
Portfolio turnover rate      65%       80%          32%                    78%         50%         26%
Net assets, end of period
 (in thousands)              $795      $778         $1                     $1,104      $1,062      $1

(Y)   Annualized
* ___ Inception (Class A) - June 30, 1998; funds commenced operations on July 1,
1998.
1 ___ Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.46), $(2.21) and $(221.25) for the Aggressive Growth Fund, and $(1.63), $(2.65) and $(212.68) for the Small Company
Fund for the periods ended December 31, 2000, 1999 and 1998, respectively.
2 ___ Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges. a Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.



                                       Transamerica Premier Equity Fund    Transamerica Premier Value Fund
                                       Class A                             Class A
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
December 31,                 December 31,December 31,          December 31,December 31,December 31,
2000                         1999      1998*        2000       1999        1998*
Net Asset Value
Beginning of period                    $31.88       $24.79     $22.86      $11.35      $10.59      $9.71
Operations
Net investment loss1                   (0.43)a      (0.37)a    (0.16)      (0.12)a     (0.11)a     (0.02)
Net realized and unrealized gain
 (loss) on investments                 (3.40)       8.39       2.09        1.33        0.87        0.92
Total from investment operations                    (3.83)     8.02        1.93        1.21        0.76
0.90
Dividends/Distributions to Shareholders
Net investment income                  -            -          -           -           -           (0.02)
Net realized gains on investments                   (7.43)     (0.93)      -           (0.47)      -           -
Total dividends/distributions                       (7.43)     (0.93)      -           (0.47)      -
(0.02)
Net Asset Value
End of period                          $20.62       $31.88     $24.79      $12.09      $11.35      $10.59

Total Return2                          (14.06%)     32.88%     8.44%       10.65%      7.18%       9.31%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.60%      1.60%       1.60%(Y)    1.30%       1.30%
1.30%(Y)
Before reimbursement/fee waiver                     5.45%      18.56%      2133.52%(Y) 18.44%      67.64%
2533.76%(Y)
Net investment (loss), after
 reimbursement/fee waiver              (1.39%)      (1.33%)    (1.26%)(Y)  (0.93%)     (0.99%)     (0.42%)(Y)
Portfolio turnover rate                40%          42%        59%         52%         87%         72%
Net assets, end of period (in thousands)            $717       $530        $1          $224        $87         $1

(Y)  Annualized
* Inception (Class A) - June 30, 1998; funds commenced operations on July 1,
1998.
1 Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.64), $(5.01) and $(269.96) for the Equity Fund, and $(2.29), $(7.21) and $(116.09) for the Value Fund for the periods ended December
31, 2000, 1999 and 1998, respectively. 2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges. a Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.






                                       Transamerica Premier Index Fund     Transamerica Premier Balanced Fund
                                       Class A                             Class A
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
December 31,                 December 31,December 31,          December 31,December 31,December 31,
2000                         1999      1998*        2000       1999        1998*
Net Asset Value
Beginning of period                    $21.37       $18.62     $17.59      $20.47      $19.25      $17.99
Operations
Net investment income1                 0.27a        0.30a      0.19        0.35a       0.33a       0.18
Net realized and unrealized
gain (loss) on investments             (2.25)       3.45       1.39        1.60        2.39        1.87
Total from investment operations                    (1.98)     3.75        1.58        1.95        2.72
2.05
Dividends/Distributions to Shareholders
Net investment income                  (0.27)       (0.25)     (0.27)      (0.22)      (0.35)      (0.17)
Net realized gains on investments                   (0.32)     (0.75)      (0.28)      (2.14)      (1.15)
(0.62)
Total dividends/distributions                       (0.59)     (1.00)      (0.55)      (2.36)      (1.50)
(0.79)
Net Asset Value
End of period                          $18.80       $21.37     $18.62      $20.06      $20.47      $19.25

Total Return2                          (9.33%)      20.31%     8.94%       9.57%       14.48%      11.41%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      0.50%      0.50%       0.50%(Y)    1.55%       1.55%
1.55%(Y)
Before reimbursement/fee waiver                     6.05%      8.67%       2141.94%(Y) 10.25%      17.18%
2068.27%(Y)
Net investment income,
 after reimbursement/fee waiver                     1.30%      1.47%       2.04%(Y)    1.57%       1.65%
1.73%(Y)
Portfolio turnover rate                18%          22%        32%         96%         61%         32%
Net assets, end of period (in thousands)            $713       $524        $1          $398        $339        $1

(Y)  Annualized
* Inception (Class A) - June 30, 1998; funds commenced operations on July 1,
1998.
1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.89), $(1.36) and $(203.55) for the Index Fund, and $(1.58), $(2.79) and $(214.50) for the Balanced Fund for the periods ended
December 31, 2000, 1999 and 1998, respectively. 2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges. a Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.






                                       Transamerica Premier Bond Fund      Transamerica Premier Cash Reserve Fund
                                       Class A                             Class A
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
December 31,                 December 31,December 31,          December 31,December 31,December 31,
2000                         1999      1998*        2000       1999        1998*
Net Asset Value
Beginning of period                    $9.73        $10.40     $10.32      $1.00       $1.00       $1.00
Operations
Net investment income1                 0.62         0.55       0.29        0.06        0.05        0.02
Net realized and unrealized
gain (loss) on investments             0.12         (0.57)     0.19        -           -           -
Total from investment operations                    0.74       (0.02)      0.48        0.06        0.05
0.02
Dividends/Distributions to Shareholders
Net investment income                  (0.61)       (0.58)     (0.29)      (0.06)      (0.05)      (0.02)
Net realized gains on investments                   -          (0.07)      (0.11)      -           -           -
Total dividends/distributions                       (0.61)     (0.65)      (0.40)      (0.06)      (0.05)
(0.02)
Net Asset Value
End of period                          $9.86        $9.73      $10.40      $1.00       $1.00       $1.00

Total Return2                          7.89%        (0.22%)    4.80%       5.97%       4.68%       2.50%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.40%      1.40%       1.40%(Y)    0.60%       0.60%
0.60%(Y)
Before reimbursement/fee waiver                     16.72%     26.13%      2353.12%(Y) 2.98%       4.78%
2413.01%(Y)
Net investment income,
after reimbursement/fee waiver                      6.32%      5.82%       5.66%(Y)    5.84%       4.58%
4.85%(Y)
Portfolio turnover rate                461%         301%       165%        -           -           -
Net assets, end of period (in thousands)            $261       $145        $1          $1,286      $819        $1

(Y)   Annualized
* ___ Inception (Class A) - June 30, 1998; funds commenced operations on July 1,
1998.
1 ___ Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.88), $(1.77) and $(120.85) for the Bond Fund, and $0.03, $0.00 and $(12.31) for the Cash Reserve
Fund for the periods ended December 31, 2000, 1999 and 1998, respectively. 2
Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges.




                                       Transamerica Premier Aggressive Growth Fund     Transamerica Premier Small
Company Fund
                                       Class M                                         Class M
                                       Year Ended   Year Ended Period Ended            Year Ended  Year Ended
Period Ended                           December 31, December 31,December 31,                       December 31,
December 31,                 December 31,                      2000        1999        1998*
2000                         1999      1998*
Net Asset Value
Beginning of period                    $33.39       $22.39     $17.55                  $38.74      $21.96
$17.20
Operations
Net investment loss1                   (0.52)a      (0.45)a    (0.18)                  (0.61)a     (0.46)a
(0.14)
Net realized and unrealized
 gain (loss) on investments            (4.29)       12.36      5.02                    (7.63)      20.28
4.90
Total from investment operations                    (4.81)     11.91       4.84                    (8.24)
19.82                        4.76
Dividends/Distributions to Shareholders
Net investment income                  -            -          -                       -           -           -
Net realized gains on investments                   (9.57)     (0.91)      -                       (9.99)
(3.04)                       -
Total dividends/distributions                       (9.57)     (0.91)      -                       (9.99)
(3.04)                       -
Net Asset Value
End of period                          $19.01       $33.39     $22.39                  $20.51      $38.74
$21.96

Total Return2                          (18.93%)     53.78%     27.58%                  (26.40%)    93.30%
27.67%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.75%      1.75%       1.75%(Y)                1.75%
1.75%                        1.75%(Y)
Before reimbursement/fee waiver                     5.13%      25.05%      1559.17%(Y)             5.26%
31.68%                       1554.70%(Y)
Net investment (loss),
after reimbursement/fee waiver                      (1.57%)    (1.66%)     (1.32%)(Y)              (1.59%)
(1.50%)                      (1.05%)(Y)
Portfolio turnover rate                65%          80%        32%                     78%         50%         26%
Net assets, end of period (in thousands)            $1,119     $574        $1                      $934
$590                         $1

(Y)    Annualized
* ____ Inception (Class M) - June 30, 1998; funds commenced operations on July
1, 1998.
1 ____ Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.64), $(6.73) and $(207.97) for the Aggressive Growth Fund, and $(1.94), $(9.61) and $(203.30) for the Small Company
Fund for the periods ended December 31, 2000, 1999 and 1998, respectively.
2 ____ Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges. a Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.



                                       Transamerica Premier Equity Fund    Transamerica Premier Value Fund
                                       Class M                             Class M
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
December 31,                 December 31,December 31,          December 31,December 31,December 31,
2000                         1999      1998*        2000       1999        1998*
Net Asset Value
Beginning of period                    $31.74       $24.73     $22.86      $11.33      $10.59      $9.71
Operations
Net investment loss1                   (0.50)a      (0.42)a    (0.25)      (0.15)a     (0.13)a     (0.05)
Net realized and unrealized
gain (loss) on investments             (3.35)       8.36       2.12        1.33        0.87        0.94
Total from investment operations                    (3.85)     7.94        1.87        1.18        0.74
0.89
Dividends/Distributions to Shareholders
Net investment income                  -            -          -           -           -           (0.01)
Net realized gains on investments                   (7.43)     (0.93)      -           (0.47)      -           -
Total dividends/distributions                       (7.43)     (0.93)      -           (0.47)      -
(0.01)
Net Asset Value
End of period                          $20.46       $31.74     $24.73      $12.04      $11.33      $10.59

Total Return2                          (14.19%)     32.64%     8.18%       10.40%      6.99%       9.17%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.85%      1.85%       1.85%(Y)    1.55%       1.55%
1.55%(Y)
Before reimbursement/fee waiver                     5.48%      31.24%      1618.88%(Y) 17.36%      151.30%
1654.81%(Y)
Net investment (loss),
after reimbursement/fee waiver                      (1.63%)    (1.51%)     (1.49%)(Y)  (1.17%)     (1.23%)
(0.74%)(Y)
Portfolio turnover rate                40%          42%        59%         52%         87%         72%
Net assets, end of period (in thousands)            $1,173     $585        $1          $342        $72         $1

(Y)    Annualized
* ____ Inception (Class M) - June 30, 1998; funds commenced operations on July
1, 1998.
1 ____ Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.60), $(8.59) and $(269.54) for the Equity Fund, and $(2.14), $(16.23) and $(115.93) for the Value Fund for the periods ended December 31, 2000, 1999 and 1998, respectively. 2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges. a Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.




                                       Transamerica Premier Index Fund     Transamerica Premier Balanced Fund
                                       Class M                             Class M
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
December 31,                 December 31,December 31,          December 31,December 31,December 31,
2000                         1999      1998*        2000       1999        1998*
Net Asset Value
Beginning of period                    $21.38       $18.64     $17.59      $20.48      $19.24      $17.99
Operations
Net investment income1                 0.20a        0.25a      0.16        0.32a       0.28a       0.14
Net realized and unrealized
gain (loss) on investments             (2.23)       3.44       1.41        1.58        2.41        1.87
Total from investment operations                    (2.03)     3.69        1.57        1.90        2.69
2.01
Dividends/Distributions to Shareholders
Net investment income                  (0.22)       (0.20)     (0.24)      (0.17)      (0.30)      (0.14)
Net realized gains on investments                   (0.32)     (0.75)      (0.28)      (2.14)      (1.15)
(0.62)
Total dividends/distributions                       (0.54)     (0.95)      (0.52)      (2.31)      (1.45)
(0.76)
Net Asset Value
End of period                          $18.81       $21.38     $18.64      $20.07      $20.48      $19.24

Total Return2                          (9.55%)      19.94%     8.92%       9.33%       14.32%      11.22%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      0.75%      0.75%       0.75%(Y)    1.80%       1.80%
1.80%(Y)
Before reimbursement/fee waiver                     9.14%      46.84%      2385.32%(Y) 10.46%      81.32%
2322.86%(Y)
Net investment income,
after reimbursement/fee waiver                      0.98%      1.25%       1.77%(Y)    1.42%       1.41%
1.48%(Y)
Portfolio turnover rate                18%          22%        32%         96%         61%         32%
Net assets, end of period (in thousands)            $689       $164        $1          $627        $141        $1

(Y)    Annualized
* ____ Inception (Class M) - June 30, 1998; funds commenced operations on July
1, 1998.
1 ____ Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.53), $(9.16) and $(212.42) for the Index Fund, and $(1.62), $(15.74) and $(215.60) for the Balanced Fund for the peroids ended December 31, 2000, 1999 and 1998, respectively. 2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges. a Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.




                                       Transamerica Premier Bond Fund      Transamerica Premier Cash Reserve Fund
                                       Class M      Class M
                                       Year Ended   Year Ended Period EndedYear Ended  Year Ended  Period Ended
December 31,                 December 31,December 31,          December 31,December 31,December 31,
2000                         1999      1998*        2000       1999        1998*
Net Asset Value
Beginning of period                    $9.74        $10.42     $10.32      $1.00       $1.00       $1.00
Operations
Net investment income1                 0.58         0.54       0.28        0.06        0.04        0.02
Net realized and unrealized
gain (loss) on investments             0.15         (0.60)     0.21        -           -           -
Total from investment operations                    0.73       (0.06)      0.49        0.06        0.04
0.02
Dividends/Distributions to Shareholders
Net investment income                  (0.59)       (0.55)     (0.28)      (0.06)      (0.04)      (0.02)
Net realized gains on investments                   -          (0.07)      (0.11)      -           -           -
Total dividends/distributions                       (0.59)     (0.62)      (0.39)      (0.06)      (0.04)
(0.02)
Net Asset Value
End of period                          $9.88        $9.74      $10.42      $1.00       $1.00       $1.00

Total Return2                          7.72%        (0.56%)    4.87%       5.71%       4.46%       2.35%

Ratios and Supplemental Data Expenses to average net assets:
After reimbursement/fee waiver                      1.65%      1.65%       1.65%(Y)    0.85%       0.85%
0.85%(Y)
Before reimbursement/fee waiver                     38.93%     276.41%     2292.61%(Y) 10.18%      116.76%
2402.67%(Y)
Net investment income,
after reimbursement/fee waiver                      6.14%      5.61%       5.42%(Y)    5.73%       4.66%
4.61%(Y)
Portfolio turnover rate                461%         301%       165%        -           -           -
Net assets,
end of period (in thousands)           $122         $38        $1          $597        $103        $1

(Y)  Annualized
* Inception (Class M) - June 30, 1998; funds commenced operations on July 1,
1998.
1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(3.06), $(25.99) and $(118.62) for the Bond Fund, and $(0.03), $(1.05) and $(12.07) for the Cash Reserve Fund for the peroids ended December 31, 2000, 1999 and 1998, respectively. 2 Total return represents aggregate total return for the period indicated and is not annualized, for periods less than one year. Performance shown does not include effects of any sales charges.

There are no financial statements for the High Yield Bond Fund, Class A and Class M, because they had not yet commenced operations as of the date of this prospectus.

ADDITIONAL INFORMATION AND ASSISTANCE
This prospectus is intended for use with a defined benefit or other employer sponsored retirement plan. You may get more information, at no change, about these Funds by requesting the following:


Annual and Semi-Annual Report
These reports describe the Fund's performance and list their portfolio holdings and financial condition. They also discuss the market conditions and the portfolio managers' strategies that significantly affected the Funds' performance during the covered period.


Statement of Additional Information (SAI)
This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (SEC) and incorporated by reference as part of the prospectus. You can obtain a copy of the SAI by requesting it from us.


To Obtain Information from Transamerica Premier Funds
o        Call 1-888-825-9552
o        Write to Transamerica Premier Funds
         Retirement Services Premier Plan
         1150 South Olive Street, T-08-03
         Los Angeles, CA 90015
o        E-mail us at ta-retirement.com.


To Obtain Information from the SEC
o Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI o Call 1-800-SEC-0330 o Visit the SEC's Internet web site at http://www.sec.gov o Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 for copies of these documents (requires you to pay a duplicating fee)






SEC file number: 811-9216





Transamerica Securities Sales Corporation, Distributor
1150 South Olive Street, Los Angeles, CA 90015





TRS-892-0501

              Statement of Additional Information - May 1, 200 2001



Transamerica Premier Funds

Class A Shares and Class M Shares





Equity Funds
Transamerica Premier Aggressive Growth Fund
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Small Company Fund
Transamerica Premier Value Fund

Combined Equity & Fixed Income Fund
Transamerica Premier Balanced Fund

Fixed Income Funds
Transamerica Premier Bond Fund
Transamerica Premier High Yield Bond Fund
Transamerica Premier Cash Reserve Fund





About the Statement of Additional Information

Transamerica Investors, Inc. (the "Company") is an open-end, management investment company of the series type offering a number of portfolios, known collectively as the Transamerica Premier Funds. This Statement of Additional Information (the "SAI") pertains to the Class A Shares and Class M Shares of the Transamerica Premier Funds (the "Fund or Funds") listed above. Each Fund is managed separately and has its own investment objective, strategies and policies. Each class of each Fund has its own levels of expenses and charges. The minimum initial investment is $10,000 per Fund, except for qualified pension plans. This SAI is not the prospectus: it contains information additional to that available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.



About the Prospectus

This Statement of Additional Information should be read in connection with the current Prospectus dated May 1, 2001. The Prospectus is available without charge from your sales representative.


Terms used in the Prospectus are incorporated by reference in this SAI. The Annual Report is also incorporated by reference in this SAI, and it is delivered to you with the SAI. We have not authorized any person to give you any other information.



Contents                                                        Page
Investment Goals and Policies................................... 2
Investment Restrictions.........................................15
Management of the Company.......................................18
Purchase and Redemption of Shares...............................26
Brokerage Allocation............................................32
Determination of Net Asset Value................................34
Performance Information.........................................35
Taxes...........................................................39
Other Information...............................................40
Disclosure Regarding S&P Trademark..............................41
Financial Statements............................................41
Appendix A:  Description of Corporate Bond Ratings..............42
Appendix B:  Description of Fixed-Income Instruments............44


Investment Goals and Policies

The investment goals stated in the Prospectus for each Fund are fundamental. This means they can be changed only with the approval of a majority of shareholders of such Fund. The strategies and policies described in the Prospectus are not fundamental. Strategies and policies can be changed by the Board of Directors of the Company (Board) without your approval. If any investment goals of a Fund change, you should decide if the Fund still meets your financial needs.

The achievement of each Fund's investment goal will depend on market conditions generally and on the analytical and portfolio management skills of the Investment Adviser. There can be no assurance that the investment goal of any of the Funds will be achieved.

Buying and Selling Securities
In general, the Funds purchase and hold securities for capital growth, current income, or a combination of the two, depending on the Fund's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because portfolio changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may occur.

The Funds may sell one security and simultaneously purchase another of comparable quality. The Funds may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Funds may purchase individual securities in anticipation of relatively short-term price gains.

Portfolio turnover has not been and will not be a consideration in the investment process. The Investment Adviser buys and sells securities for each Fund whenever it believes it is appropriate to do so. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Increased turnover may also result in additional short-term gains. Short-term gains are taxable to shareholders as ordinary income, except for tax-qualified accounts (such as IRAs and employer sponsored pension plans).


For the calendar year 2000, the portfolio turnover rate for each Fund was: 65% for the Transamerica Premier Aggressive Growth Fund; 78% for the Transamerica Premier Small Company Fund; 40% for the Transamerica Premier Equity Fund; 18% for the Transamerica Premier Index Fund; 52% for the Transamerica Premier Value Fund; 96% for the Transamerica Premier Balanced Fund; 57% for the Transamerica Premier High Yield Bond Fund; and 461% for the Transamerica Premier Bond Fund. The turnover rate for the Transamerica Premier Cash Reserve Fund is zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period.


High Yield (`Junk') Bonds
The Transamerica High Yield Bond Fund purchases high yield bonds (commonly called `junk' bonds). These are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than investment-grade bonds. The other Funds, except the Transamerica Premier Index and Transamerica Premier Cash Reserve Funds, may purchase these securities to a limited extent. The Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Funds may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the owning Fund's net asset value.

Periods of economic or political uncertainty and change can create volatility in the price of junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available objective data.

The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objectives.

At times, a substantial portion of a Fund's assets may be invested in securities of which the Fund, by itself or together with other Funds and accounts managed by the Investment Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Investment Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Fund's operating expenses and adversely affect the Fund's net asset value.

Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The Funds may invest in zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

Restricted and Illiquid Securities
The Funds may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended (1933 Act) but can be offered and sold to qualified institutional buyers pursuant to Rule 144A under that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Up to 15% of a Fund's net assets may be invested in securities that are illiquid, except that the Transamerica Premier Cash Reserve Fund may only invest 10% of its net assets in such securities. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans. These investments may be difficult to sell quickly for their fair market value.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Investment Adviser have determined to be liquid will be treated as such.

The SEC staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are not readily marketable and therefore illiquid. A considerable amount of time may elapse between a Fund's decision to dispose of restricted or illiquid securities and the time which such Fund is able to dispose of them, during which time the value of such securities (and therefore the value of the Fund's shares) could decline.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid if a dealer or institutional trading market exists. The institutional trading market is relatively new. However, liquidity of a Fund's investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board. Derivatives Each Fund, except for Transamerica Premier Cash Reserve Fund, may use options, futures, forward contracts, and swap transactions (derivatives). The Funds may purchase, or write, call or put options on securities or on indexes (options) and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes (futures contracts), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Investment Adviser may seek to protect a Fund against potentially unfavorable movements in interest rates or securities prices, or attempt to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund's overall investment risk. Although it will not generally be a significant part of a Fund's strategies, the Investment Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Funds will use derivatives for leverage.

Risks in the use of derivatives include: (1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

The Transamerica Premier Bond Fund and Transamerica Premier Balanced Fund may invest in derivatives with respect to no more than 20% of each Fund's assets; Transamerica Premier Index Fund may invest with respect to no more than 35% of its assets. The Board will closely monitor the Investment Adviser's use of derivatives in each of the Funds to assure they are used in accordance with the investment objectives of each Fund.

Options on Securities and Securities Indexes
The Funds may write (i.e., sell) covered call and put options on any securities in which they may invest. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A Fund would normally write a call option in anticipation of a decrease in the market value of securities of the type in which it may invest. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. A Fund's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a Fund may cover a written call option or put option by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as closing purchase transactions.

A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of its securities (protective puts) or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize a loss on the purchase of the put option.

A Fund would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions
There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts
The Funds may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (CFTC). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Fund will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a short position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's securities.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund's securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities. When hedging of this character is successful, any depreciation in the value of the Fund's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a long position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), that Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures, for the purpose of increasing total return, will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (Code), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which the Fund intends to protect, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Funds for hedging purposes are various futures on U.S. government securities and securities indexes.

Swap Transactions
The Funds may, to the extent permitted by the SEC, enter into privately negotiated swap transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve swapping a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Fund may be able to protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. Each Fund will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund's exposure in the event of default, the Funds will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund's custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts."

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See "Restricted and Illiquid Securities."

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. Therefore, a Fund will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Funds to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Fund, or to facilitate the implementation of strategies of purchasing and selling assets for a Fund.

Interest Rate Swaps The Funds may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the Investment Company Act of 1940, as amended (1940 Act) and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the swap is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Foreign Securities
The Funds may invest in foreign securities. The Transamerica Premier Index Fund invests only in American Depositary Receipts (ADRs) that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index. Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign securities transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

Changes in foreign currency exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Short Sales
The Funds may sell securities which they do not own or own but do not intend to deliver to the buyer (sell short) if, at the time of the short sale, the Fund making the short sale owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Funds to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Fund may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows the Fund to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. The Funds will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of the Fund. This limitation can be changed at any time.

Purchase of When-Issued Securities
The Funds may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of the Fund's net assets would be so invested. In addition, the Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Funds' risk of early repayment of principal, but exposes the Funds to some additional risk that the transaction will not be consummated.

When a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to the Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such security it will be required to segregate assets. See "Segregated Accounts."

Segregated Accounts
In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, such Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Lending of Securities
Subject to investment restriction number 2 titled "Lending" (relating to loans of securities), as a means to earn additional income a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. A Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Fund to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). A Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy.

A Fund lending securities will incur credit risks as with any extension of credit. The Fund risks delay in recovering the loaned securities should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

The lending policy described in this paragraph is a fundamental policy that can only be changed by a vote of a majority of shareholders.

Indebtedness
From time to time, the Funds may purchase the direct indebtedness of various companies (Indebtedness) or participation in such Indebtedness. The Transamerica Premier Value Fund is more likely to invest in such securities than the other Funds. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company (Bank Claims). The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Bank Claims, a Fund steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Such Bank Claims purchased by a Fund may be in the form of loans, notes or bonds.

The Funds normally invest in the Indebtedness which has the highest priority of repayment by the company. However, on occasion, lower priority Indebtedness also may be acquired.

Indebtedness of companies may also include Trade Claims. Trade Claims generally represent money due to a supplier of goods or services to the companies issuing indebtedness. Company Indebtedness, including Bank Claims and Trade Claims, may be illiquid (as defined below).

Borrowing Policies of the Funds
The Funds may borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. Each Fund may borrow up to one-third of the Fund's total assets. To secure borrowings, each Fund may mortgage or pledge securities in an amount up to one-third of the Fund's net assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Fund's total assets.

Variable Rate, Floating Rate, or Variable Amount Securities
The Funds may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Funds will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Funds may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Fund will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements
The Funds may enter into repurchase agreements. Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of a repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and which have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Fund may otherwise invest. A Fund will not invest in repurchase agreements maturing in more than seven days if that would result in more than 10% of the Fund's net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Funds have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

Reverse Repurchase Agreements and Leverage
The Funds may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Fund sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The Fund will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with, or prior to, the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of a Fund's shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

The use of reverse repurchase agreements is included in the Fund's borrowing policy and is subject to the limits of Section 18(f)(1) of the 1940 Act. During the time a reverse repurchase agreement is outstanding, each Fund that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Municipal Obligations
The Funds, except the Transamerica Premier Index Fund, may invest in municipal obligations. The equity Funds may invest in such obligations as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable the Fund to demand payment from the issuer or a financial intermediary on short notice.

Small Capitalization Stocks
Except for the Premier Cash Reserve Fund, the Funds may invest in small capitalization stocks. The securities of small companies are usually less actively followed by analysts and may be under-valued by the market, which can provide significant opportunities for capital appreciation; however, the securities of such small companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Over-The-Counter-Market
The Funds may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an effect on the purchase or selling price of a stock.


Mortgage-Backed and Asset-Backed Securities
The Funds may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Fund is more likely to invest in such securities than the other Funds. Mortgage-backed and asset-backed securities are generally securities evidencing ownership or interest in pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating prepayment risk. For example, prepayments on Government National Mortgage Association certificates (GNMAs) are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Funds may be required to invest these proceeds at a lower interest rate, causing them to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life of the underlying mortgages to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds
The Funds may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum, which represents both principal and interest, is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Investments in Other Investment Companies
Up to 10% of each Fund's total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, no Fund may purchase more than 3% of the outstanding shares of any one investment company.

Special Situations
The Funds may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Investment Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. It is not the policy of any of the Funds to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.


Investment Restrictions

Investment restrictions numbered 1 through 10 below have been adopted as fundamental policies of the Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Each Fund will operate as a diversified company within the meaning of the 1940 Act, except the Transamerica Premier Aggressive Growth Fund, which will operate as a non-diversified fund. The non-diversified Fund reserves the right to become diversified by limiting its investments in which more than 5% of the Fund's total assets are invested. Investment restrictions 11 through 14 may be changed by a vote of the Board of Directors of the Company at any time.

1.   Borrowing
Each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Fund's total assets, the Fund will not make any additional investments.

2.   Lending
No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes.

3.   5% Fund Rule
Except for the Transamerica Premier Aggressive Growth Fund, no Fund may purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Transamerica Premier Cash Reserve Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Transamerica Premier Aggressive Growth Fund, no more than 25% of the Fund's total assets may be invested in the securities of a single issuer (other than cash items and government securities); and, with respect to 50% of the Fund's total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities). Transamerica Premier Cash Reserve Fund may invest more than 5% of the Fund's total assets, but not more than 25% of the Fund's total assets, in the securities of one issuer for a period not to exceed three business days.

4.  10% Issuer Rule
No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in government securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act.

5.   25% Industry Rule
No Fund may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Fund, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

6.   Underwriting
No Fund may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

7.  Real Estate
No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

8.   Short Sales
No Fund may make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9.   Margin Purchases
No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Fund.

10.   Commodities
No Fund may invest in commodities, except that each Fund (other than the Transamerica Premier Cash Reserve Fund) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

11.   Securities of Other Investment Companies
No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Fund's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Fund's total assets would be invested in the securities of any one investment company; or (c) the Fund would own more than 3% of the total outstanding voting securities of any investment company.

12.   Invest for Control
No Fund may invest in companies for the purposes of exercising control or management.

13.   Warrants
The Transamerica Premier Cash Reserve Fund may not invest in any form of warrants.

14.   Restricted and Illiquid Securities
No Fund will invest more than 15% (10% for the Transamerica Premier Cash Reserve
Fund) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. In no event will any Fund's investment in illiquid securities, in the aggregate, exceed 15% (10% for the Transamerica Premier Cash Reserve Fund) of its assets. If through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Fund.

The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.

Management of the Company

Transamerica Investors, Inc.
Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the SEC under the 1940 Act as an open-end management investment company of the series type. Each Fund constitutes a separate series. All series, except the Transamerica Premier Aggressive Growth Fund, are diversified investment companies. Each series has four classes of shares, Investor Shares, Institutional Shares, A Shares and M Shares. This SAI describes the Class A and Class M Shares only. For more information about the Investor Shares, available to investors on a no-load basis, or the Institutional Shares, available to institutional investors, call 1-800-892-7587. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares. The fiscal year-end of the Company is December 31.

Except for the differences noted, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued, is fully paid and nonassessable. Each share of each class of a Fund represents an identical legal interest in the investments of the Fund. Each class has certain expenses related solely to that class. Each class will have exclusive voting rights under any 12b-1 distribution plan related to that class. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares of the Company, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by the shareholders of that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

Directors and Officers
Responsibility for the management and supervision of the Company and its Funds rests with the Board. The Investment Adviser is subject to the direction of the Board.

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an interested person of the Company, as defined in the 1940 Act.

                                    Position Held with
Name, Address                       Transamerica              Principal Occupations
& Age                               Investors, Inc.           During Past 5 Year
-------------------------------------------------------------------------------------------------


Richard N. Latzer*
Transamerica Center               Chairman of the Board       Chairman of  Transamerica
1150 S. Olive Street                                          Investment Services, Inc., Chairman of
Los Angeles, CA  90015                                        Transamerica Investment Management, LLC
Age  64                                                        Senior Vice President and Chief Investment Officer
                                                              for Transamerica Corporation;
                                                              President and Chief Executive Officer, Transamerica
                                                              Realty Services. Chief Executive Officer,
                                                              Transamerica Investment Management, LLC.

Gary U. Rolle*                      President                 Chairman and President,
Transamerica Center                                           Transamerica Income Shares Inc.
1150 S. Olive St.                                             and Transamerica Variable Insurance
Los Angeles, CA 90015                                         Fund, Inc.; President &
Age 59                                                        Chief Investment Officer,

                                                              Transamerica Investment
                                                              Services, Inc.;
                                                              President and
                                                              Chief Investment
                                                              Officer,
                                                              Transamerica
                                                              Investment
                                                              Management, LLC.


Sidney E. Harris                    Director                  Dean of College of Business
Georgia State University                                      Administration, Georgia
35 Broad Street, Suite 718                                    State University since 1997.
Atlanta, Georgia 30303                                        Formerly, Dean of the Peter F.
Age 51                                                        Drucker Management Center,

                                                              Claremont Graduate School.


Charles C. Reed                     Director                  Vice Chairman of Aon Risk
Aon Risk Services                                    Services Inc. of Southern
707 Wilshire Blvd., Suite 6000                                California (business risk
Los Angeles, CA 90017                                         management and insurance
Age   67                                                      brokerage).


Carl R. Terzian                     Director                  Chairman of Carl Terzian
Carl Terzian Associates                                       Associates (public relations).
12400 Wilshire Blvd, Suite 200
Los Angeles, CA 90025

Age  65

William T. Miller                           Chief Operating Officer, Transamerica
Transamerica Center                 Treasurer                          Investment Management, LLC and
1150 S. Olive Street                                          Transamerica Investment Services, Inc.;
Los Angeles, CA  90015                                        Previously, Chief Financial Officer, Kayne Anderson
Age  37                                                       Investment Management.

The directors are responsible for major decisions relating to the Funds' objectives, policies and operations. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors. The sole member of the Executive Committee is Richard Latzer.


No officer, director or employee of Transamerica Investment Management, LLC, or any of its affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an interested person of the Company receives an annual fee of $10,000, and $1,000 for each meeting of the Company's Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

Following is a table of the compensation expected to be paid to each director during the current fiscal year.

Name                       Compensation Paid
--------------------------------------------
Sidney E. Harris                    $15,000
Charles C. Reed                     $15,000
Carl R. Terzian                     $15,000


The officers and directors of Transamerica Investors, Inc. together owned less than 1% of the shares of each of the equity Funds. As of March 14, 2001, the following shareholders owned 25% or more of the Class A Shares of the indicated
Funds:

                                                     Transamerica               Percent
Shareholder                                          Premier Fund               Owned
Class A


LBS Bank Profit Sharing 401(K) Plan                  Aggressive Growth Fund     64.49 %
12 E 52nd St, New York, NY  10022-5308

LBS Bank Profit Sharing 401(K) Plan                  Equity Fund                28.63 %
12 E 52nd St, New York, NY  10022-5308

Sea Gate Travel LLC                                           Equity Fund               32.61 %
352 7th Ave 14th Flr, New York, NY  10001-5012

LBS Bank Profit Sharing 401(K) Plan                  Index Fund                 59.56 %
12 E 52nd ST, New York, NY  10022-5308

Sea Gate Travel LLC                                           Index Fund                40.41 %
352 7th Ave 14th Flr, New York, NY  10001-5012

LBS Bank Profit Sharing 401(K) Plan                  Small Company Fund         66.95 %
12 E 52nd St, New York, NY  10022-5308

LBS Bank Profit Sharing 401(K) Plan                  Value Fund                 33.32 %
12 E 52nd St, New York, NY  10022-5308

Sea Gate Travel LLC                                           Value Fund                43.36 %
352 7th Ave 14TH Flr, New York, NY  10001-5012

LBS Bank Profit Sharing 401(K) Plan                  Balanced Fund              48.63 %
12 E 52nd ST, New York, NY  10022-5308

Sea Gate Travel LLC                                           Balanced Fund             27.09 %
352 7th Ave 14th Flr, New York, NY  10001-5012

LBS Bank Profit Sharing 401(K) Plan                  Bond Fund                  54.58 %
12 E 52nd St, New York, NY  10022-5308

Sea Gate Travel LLC                                           Bond Fund                 45.36 %
352 7th Ave 14th Flr, New York, NY  10001-5012

LBS Bank Profit Sharing 401(K) Plan                  Cash Reserve Fund 74.43 %
12 E 52nd St, New York, NY  10022-5308

Sea Gate Travel LLC                                           Cash Reserve Fund 25.56 %
352 7th Ave 14th Flr, New York, NY  10001-5012




As of March 14, 2001, the following shareholders owned 25% or more of the Class
M Shares of the indicated Funds: Class M

Spieler Huml Vani                                    Balanced Fund              25.53 %
76 South Haven Ave, Medford, NY  11763-3745

Reliance Trust Co                                    Cash Reserve Fund 34.78 %
PO Box 48449, Atlanta, GA  30362-1449


In addition, as of March 14, 2001, the following shareholders owned 5% or more of the Class A and Class M Shares of the indicated equity Funds:

                                                     Transamerica               Percent
Shareholder                                          Premier Fund               Owned
Class A

LBS Bank Profit Sharing 401(K) Plan         Aggressive Growth Fund              64.49 %
12 E 52ND St, New York, NY 10022-5308

Sea Gate Travel LLC                                  Aggressive Growth Fund             22.15 %
352 7th Ave 14th Flr, New York, NY  10001-5012

State Street Bank and Trust                          Aggressive Growth Fund             5.71 %
498 Brentwood Dr, Madison, IN  47250-2903

LBS Bank Profit Sharing 401(K) Plan         Equity Fund                         28.63 %
12 E 52nd St, New York, NY 10022-5308

Sea Gate Travel LLC                                  Equity Fund                        32.61 %
352 7th Ave 14th Flr, New York, NY 10001-5012

State Street Bank and Trust                          Equity Fund                        21.21 %
498 Brentwood Dr, Madison, IN  47250-2903

State Street Bank and Trust                          Equity Fund                        7.41 %
2310 Cragmont St, Madison, IN  47250-2223

LBS Bank Profit Sharing 401(K) Plan         Index Fund                          59.56 %
12 E 52nd St, New York, NY 10022-5308

Sea Gate Travel LLC                                  Index Fund                         40.41 %
352 7th Ave 14th Flr, New York, NY 10001-5012

LBS Bank Profit Sharing 401(K) Plan         Small Company Fund                  66.95 %
12 E 52nd St New York, NY 10022-5308

Sea Gate Travel LLC                                  Small Company Fund                 18.09 %
352 7th Ave 14th Flr, New York, NY  10001-5012

State Street Bank and Trust                          Small Company     Fund             5.89 %
498 Brentwood Dr, Madison, IN  47250-2903

State Street Bank & Trust Co Cust           Value Fund                          10.68 %
PO Box 203, Billings, OK  74630-0203

LBS Bank Profit Sharing 401(K) Plan         Value Fund                          33.32 %
12 E 52nd St, New York, NY 10001-5012

State Street Bank and Trust                          Value Fund                         12.56 %
498 Brentwood Dr, Madison, IN  47250-2903

LBS Bank Profit Sharing 401(K) Plan         Balanced Fund                       48.63 %
12 E 52nd St, New York, NY 10022-5308

Sea Gate Travel LLC                                  Balanced Fund                      27.09 %
352 7th Ave 14th Flr, New York, NY 10001-5012

State Street Bank and Trust                          Balanced Fund                      8.52 %
498 Brentwood Dr, Madison, IN  47250-2903

State Street Bank and Trust                          Balanced Fund                      11.18 %
2310 Cragmont St, Madison, IN  47250-2223

LBS Bank Profit Sharing 401(K) Plan         Bond Fund                           54.58 %
12 E 52nd St, New York, NY 10022-5308

Sea Gate Travel LLC                                  Bond Fund                          45.36 %
352 7th Ave 14th Flr, New York, NY 10001-5012

LBS Bank Profit Sharing 401(K) Plan         Cash Reserve Fund          74.43 %
12 E 52nd St, New York, NY 10022-5308

Sea Gate Travel LLC                                  Cash Reserve Fund          25.56 %
352 7th Ave 14th Flr, New York, NY 10001-5012




Class M


Warren International Inc                             Aggressive Growth Fund             6.99%
302 E 51st St, New York, NY 10022-7803

Dennis East International Inc                                 Aggressive Growth Fund             6.75 %
4 Great Western Rd, N Harwich, MA  02645-2314

Speiler Huml Vani                                    Aggressive Growth Fund             6.89 %
76 South Haven Ave, Medford, NY  11763-3745

Sperber & Denenberg PC                               Aggressive Growth Fund             5.09 %
217 Main St, Ossining, NY 10562-4704

Lighting Services Inc                                         Aggressive Growth Fund             10.68 %
2 Kay FRries Dr, Stony Point, NY  10980-1996

State Street Bank and Trust                                   Aggressive Growth Fund             13.33 %
2606 Wildwood Dr, Jeffersonville, IN  47129-1642

Warren International Inc                             Aggressive Growth Fund             6.99 %
302 E 51st St, New York, NY  10022-7803

Dennis East International Inc                                 Equity Fund                        5.53 %
4 Great Western Rd, N Harwich, MA  02645-2314

Champion Profit Sharing Plan                                  Equity Fund                        7.53 %
6021 N Galena Rd, Peoria, IL  61614-3603

Spieler Huml Vani                                    Equity Fund                        13.33 %
76 South Haven Ave, Medford, NY  11763-3745

Bob Cat oF New York                                           Equity Fund                        7.20 %
91 North 12th St, Brooklyn, NY  11211-1003

Sperber & Denenberg PC                                        Equity Fund                        13.46 %
217 Main St, Ossining, NY 10562-4704

State Street Bank and Trust                                   Equity Fund                        14.41 %
2606 Wildwood Dr, Jeffersonville, IN  47129-1642

State Street Bank and Trust                                   Equity Fund                        7.49 %
4680 Old Forest Rd SW, Corydon, IN  47112-6437

Warren International  Inc                            Index Fund                         8.53 %
302 E 51st St, New YorkO, NY  10022-7803

Dennis East International Inc                                 Index Fund                         10.36 %
4 Great Western Rd, N Harwich, MA  02645-2314

Champion Profit Sharing Plan                                  Index Fund                         5.51 %
 6021 North GALENA RD, PEORIA, IL  61614-3603

Spieler Huml Vani                                    Index Fund                         17.96 %
76 South Haven Ave, Medford, NY  11763-3745

Maximum Mechanical Corp Ret & 401k) Plan             Index Fund                         5.56 %
37 North 15th St, Brooklyn, NY  11222-2838

Refcon PS & Employee Savings Plan                    Index Fund                         11.50 %
118 Railroad Ave, West Havenstraw, NY  10993-1416

Sperber & Denenberg PC                                        Index Fund                         9.58 %
217 Main St, Ossining, NY 10562-4704

Lighting Services Inc                                         Index Fund                         7.71 %
2 Kay Fries Dr Stony Point, NY  10980-1996

Champion Profit Sharing Plan                                  Small Company                      10.77 %
6021 North Galena Rd, Peoria, IL  61614-3603

Spieler Huml Vani                                    Smalll Company                     8.08 %
76 South Haven Ave, Medford, NY  11763-3745

Bob Cat Of New York                                           Small Company                      5.60 %
91 North 12th St, Brooklyn, NY  11211-1003

Lighting Services Inc                                         Small Company                      16.33 %
2 Kay Fries Dr, Stony Point, NY  10980-1996

State Street Bank and Trust                                   Small Company                      17.31 %
2606 Wildwood Dr, Jeffersonville, IN  47129-1642

Warren International Inc                             Value Fund                         5.72 %
302 E 51st St, New York, Ny  10022-7803

Dennis East International Inc                                 Value Fund                         14.69 %
4 Great Western Rd, N Harwich, Ma  02645-2314

Champion Profit Sharing Plan Doug Kinas Ttee                  Value Fund                         12.51 %
6021 North Galena Rd, Peoria, IL  61614-3603

Spieler Huml Vani                                    Value Fund                         23.57 %
76 South Haven Ave, Medford, NY  11763-3745

PTJP Partners LP 401(K) & Profit Sharing Plan        Value Fund                         5.58 %
110 Wall St 22nd Fl, New York, NY  10005-3801

REFCON PS & Employee Savings Plan                    Value Fund                         11.46 %
118 Railroad Ave, West Haverstraw, NY  10993-1416

Lighting Services Inc                                         Value Fund                         5.64 %
2 Kay Fries Dr, Stony Point, NY  10980-1996

Dennis East International Inc                                 Balanced Fund                      14.87 %
4 Great Western Rd, N Harwich, MA  02645-2314

Champion Profit Sharing Plan                                  Balanced Fund                      12.60 %
6021 North Galena Rd, Peoria, IL  61614-3603

REFCON PS & Employee Savings Plan                    Balanced Fund                      9.21 %
118 Railroad Ave, West Haverstaw, NY  10993-1416

Lighting Services Inc                                         Balanced Fund                      8.89 %
2 Kay Fries Dr, Stony Point, NY  10980-1996

Dennis East International Inc                                 Bond Fund                          17.79 %
4 Great Western Rd, N Harwich, MA  02645-2314

Spain & Spain Profit Sharing & 401(K) Plan           Bond Fund                          11.52 %
671 Route 6, Mahopac, NY  10541-1638

Champion Profit Sharing Plan                                  Bond Fund                          9.67 %
6021 North Galena Rd, Peoria, IL  61614-3603

Spieler Huml Vani                                    Bond Fund                          9.48 %
76 South HAVEN AVE, MEDFORD, NY  11763-3745

PTJP Partners LP 401(K) & Profit Sharing Plan        Bond Fund                          8.13 %
110 Wall St 22nd Fl, New York, NY  10005-3801

REFCON PS & Employee Savings Plan                    Bond Fund                          14.33 %
118 Railroad Ave, West Haverstraw, NY  10993-1416

Lighting Services Inc                                         Bond Fund                          10.59 %
2 Kay Fries Dr, Stony Point, NY  10980-1996

Bob Cat Of New York                                           Cash Reserve Fund         7.77 %
91 N 12th St, Brooklyn, NY  11211-1003

Lighting Services Inc                                         Cash Reserve Fund         8.39 %
2 Kay Fries Dr, Stony Point, NY  10980-1996

Lighting Services Inc                                         Cash Reserve Fund         11.95 %
2 Kay Fries Dr, Stony Point, NY  10980-1996

Reliance Trust Company                                        Cash Reserve Fund                  15.26 %
PO Box 48449, Atlanta, GA  30362-1449




Investment Adviser

The Funds' Investment Adviser is Transamerica Investment Management, LLC, or TIM, (Investment Adviser the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. TIM is controlled by Transamerica Investment Services, Inc., at the same address. TIS was adviser until January 1, 2000. Under an agreement with TIM, TIS provides TIM with certain investment research and other services and, in this regard, it serves as sub-adviser to the Funds. TIM and TIS are jointly referred to as the Advisers.



The Advisers will: (1) supervise and manage the investments of each Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Although it is the Company's policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide the Funds with statistical information and other services in addition to transaction services. See "Brokerage Allocation" below.

For its services to the Funds, the Investment Adviser TIM receives an Adviser
Fee. The following fees are based on an annual percentage of the average daily net assets of each Fund. They are accrued daily, and paid monthly.

--------------------------------------------------- -------------------- ------------------ -----------------
Transamerica Premier Fund                           First $1 Billion     Next $1 Billion    Over $2 Billion
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Aggressive Growth Fund                                     0.85%               0.82%             0.80%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Equity Fund                                                0.85%               0.82%             0.80%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Index Fund                                                 0.30%               0.30%             0.30%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Small Company Fund                                         0.85%               0.82%             0.80%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Value Fund                                                 0.75%               0.72%             0.70%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Balanced Fund                                              0.75%               0.72%             0.70%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Bond Fund                                                  0.60%               0.57%             0.55%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
High Yield Bond Fund                                       0.55%               0.52%             0.50%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Cash Reserve Fund                                          0.35%               0.35%             0.35%
--------------------------------------------------- -------------------- ------------------ -----------------

Following are the amounts of Adviser Fees earned, amounts waived and net amounts received for each Fund over the last three fiscal years. Certain fees were waived by the Investment Adviser.

---------------------------------------------------- ------------------- ------------------- ----------------
Transamerica Premier Fund                               Adviser Fee         Adviser Fee        Adviser Fee
    Fiscal Year                                            Earned              Waived         Net Received
Aggressive Growth Fund

Class A, 1998                                                     $5.73               $5.73               $0
Class M, 1998                                                     $7.46               $7.46               $0
Class A, 1999                                                    $3,701              $3,701               $0
Class M, 1999                                                    $1,140              $1,140               $0
Class A, 2000                                                 $8,211.75           $8,211.75               $0
Class M, 2000                                                 $7,791.64           $7,791.64               $0
Equity Fund
Class A, 1998                                                     $5.45               $5.45               $0
Class M, 1998                                                     $7.18               $7.18               $0
Class A, 1999                                                    $1,589              $1,589               $0
Class M, 1999                                                      $900                $900               $0
Class A, 2000                                                 $6,066.87           $6,066.87               $0
Class M, 2000                                                 $7,020.59           $7,020.59               $0
Index Fund
Class A, 1998                                                     $1.93               $1.93               $0
Class M, 1998                                                     $1.73               $1.73               $0
Class A, 1999                                                    $1,244              $1,244               $0
Class M, 1999                                                      $205                $205               $0
Class A, 2000                                                 $1,771.40           $1,771.40               $0
Class M, 2000                                                 $1,216.99           $1,216.99               $0
Small Company Fund
Class A, 1998                                                     $5.49               $5.49               $0
Class M, 1998                                                     $7.47               $7.47               $0
Class A, 1999                                                    $3,140              $3,140               $0
Class M, 1999                                                      $893                $893               $0
Class A, 2000                                                 $8,775.23           $8,775.23               $0
Class M, 2000                                                 $7,412.75           $7,412.75               $0
Value Fund
Class A, 1998                                                     $4.06               $4.06               $0
Class M, 1998                                                     $6.25               $6.25               $0
Class A, 1999                                                      $353                $353               $0
Class M, 1999                                                      $156                $156               $0
Class A, 2000                                                 $1,338.79           $1,338.79               $0
Class M, 2000                                                 $1,532.16           $1,532.16               $0
Balanced Fund
Class A, 1998                                                     $5.00               $5.00               $0
Class M, 1998                                                     $4.45               $4.45               $0
Class A, 1999                                                    $1,479              $1,479               $0
Class M, 1999                                                      $293                $293               $0
Class A, 2000                                                 $2.503.89           $2,503.89               $0
Class M, 2000                                                 $2,661.98           $2,661.98               $0
Bond Fund
Class A, 1998                                                     $3.52               $3.52               $0
Class M, 1998                                                     $3.61               $3.61               $0
Class A, 1999                                                      $754                $754               $0
Class M, 1999                                                       $68                 $68               $0
Class A, 2000                                                 $1,165.36           $1,165.36               $0
Class M, 2000                                                   $501.10             $501.10               $0
High Yield Bond Fund
Class A, 1998                                                                                             $0
Class M, 1998                                                                                             $0
Class A, 1999                                                                                             $0
Class M, 1999                                                  $412,159        ($30,880.63)         $381,279
Class A, 2000                                                        $0                  $0               $0
Class M, 2000                                                        $0                  $0               $0
Cash Reserve Fund
Class A, 1998                                                     $1.77               $1.77               $0
Class M, 1998                                                     $1.77               $1.77               $0
Class A, 1999                                                    $2,840              $2,840               $0
Class M, 1999                                                       $93                 $93               $0
Class A, 2000                                                 $4,966.35           $4,966.35               $0
Class M, 2000                                                 $1,243.22           $1,243.22               $0

---------------------------------------------------- ------------------- ------------------- ----------------


The Investment Adviser TIM is owned by sub-adviser TIS; TIS is a wholly-owned subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. ___ Transamerica Corporation is owned by AEGON N.V., one of the world's largest financial services and insurance groups.


Administrator
The Funds' Administrator is Transamerica Investment Management, LLC, (Administrator), 1150 South Olive Street, Los Angeles, California 90015. The Administrator will: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) arrange periodic updating of the Funds' prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold. The Administrator has contracted with State Street Bank and Trust Company to perform certain administrative functions.

Each Fund pays all of its expenses not assumed by the Investment Adviser/ Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

The Investment Adviser/Administrator may from time to time reimburse the Funds for some or all of their operating expenses. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. This practice may be terminated at any time.


Custodian and Transfer Agent
State Street Bank and Trust Company (State Street), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian to the Funds. Under its custodian contract with the Company, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

Under a Transfer Agency Agreement, State Street Bank also serves as the Funds' transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

DistributorTransamerica Securities Sales Corporation (TSSC) serves as the principal underwriter of shares of the Funds, which are continuously distributed. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. TSSC may also enter into arrangements whereby Fund shares may be sold by other broker-dealers, which may or may not be affiliated with TSSC.

Distribution of Shares of the Funds
The 12b-1 plan of distribution and related distribution contracts require the Funds to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Company will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Company. The Board will review the distribution plan, contracts and TSSC's expenses.

The 12b-1 fee covers such activities as preparation, printing and mailing of the Prospectus and Statement of Additional Information for prospective customers, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Funds.


The fees are described in full in the prospectus. During 2000 TSSC received ___ $20,114.11 and $25,058.29, respectively, in 12b-1 income from Class A or Class M Shares.


From time to time, and for one or more Funds within each class of Shares, the Distributor may waive any or all of these fees at its discretion.


Purchase and Redemption of Shares

Detailed information on how to purchase and redeem shares of a Fund is included in the Prospectus.

IRA AccountsYou can establish an Individual Retirement Account (IRA), either Regular or Roth IRA, or a Simplified Employee Pension (SEP) or SIMPLE IRA with your employer, or an Education IRA for a child. Contributions to an IRA may be deductible from your taxable income or earnings may be tax-free, depending on your personal tax situation and the type of IRA. Please call 1-800-89-ASK-US (1-800-892-7587) for your IRA application kit, or for additional information. The kit has information on who qualifies for which type of IRA.

If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to a Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Premier Funds to avoid a 20% federal withholding tax.

There is an annual fee of $10 per Fund in which you own shares for administering your IRA. This is limited to a maximum annual fee of $40 per taxpayer identification number. This fee is waived if the combined value of all shares in your IRA accounts is $5,000 or more when the fee is due. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA accounts that are maintained under the same taxpayer identification number. You may pay the fee directly. Otherwise it will be deducted ordinarily during December of each year or at the time you fully redeem your shares in a Fund, if prior to December. The Company reserves the right to change the fee, but you will be notified at least 30 days in advance of any such change.

General
Class A Shares and Class M Shares are generally sold with a sales charge payable at the time of purchase (except for Class A Shares and Class M Shares of the Transamerica Premier Cash Reserve Fund). The Prospectus contains a table of applicable sales charges. For information about how to purchase Class A or Class M Shares of a Fund at net asset value through an employer's defined contribution plan, please consult your employer. Certain purchases of Class A Shares and Class M Shares may be exempt from a sales charge or, in the case of Class A Shares, may be subject to a contingent deferred sales charge ("CDSC"). See "Distribution of Shares" in the Prospectus.

The Funds are currently making a continuous offering of their shares. The Funds receive the entire net asset value of shares sold. The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of Class A Shares and Class M Shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the New York Stock Exchange. If the dealer receives the order after the close of the New York Stock Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Transamerica Premier Funds, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the Funds must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the Prospectus, except that (i) individual investments under certain employee benefit plans or tax qualified retirement plans may be lower, (ii) persons who are already shareholders may make additional purchases of $100 or more by sending funds directly to Transamerica Premier Funds, and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $50 or more. Information about these plans is available from investment broker-dealers or from Transamerica Premier Funds.

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

Purchases Not Subject to Sales Charges or Contingent Deferred Sales Charges. The Funds may sell shares without a sales charge or CDSC to:
a) _______ Current and retired Trustees of the Funds; officers of the Funds; directors and current and retired U.S. full-time employees of Transamerica Occidental Life Insurance Company and Transamerica Investment Services, Inc., their parent corporation and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest.
b) _______ Employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Fund sold with a sales charge).
c) _______ Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Transamerica Premier Funds.
d) _______ Registered representatives and other employees of broker-dealers having sales agreements with Transamerica Securities Sales Corporation ("TSSC"); employees of financial institutions having sales agreements with TSSC or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under age 21.
e) _______ A trust department of any financial institution purchasing shares of the Funds in its capacity as trustee of any trust, if the value of the shares of the Funds purchased or held by all such trusts exceeds $1 million in the aggregate.
f) _______ "Wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with TSSC with respect to such accounts.

In addition, the Funds may issue their shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The Funds may sell Class M Shares at net asset value to members of qualified groups. See "Group Purchases of Class A and Class M Shares" below.

Combined Purchase Privilege
The following persons may qualify for the sales charge reductions or eliminations shown in the Prospectus by combining into a single transaction the purchase of Class A Shares or Class M Shares with other purchases of any class of shares:
a) _______ an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);
b) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;
c) _______ a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));
d) _______ tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and
e) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Transamerica Premier Funds (other than the Transamerica Premier Cash Reserve Fund) purchased at the same time through a single broker-dealer, if the broker-dealer places the order for such shares directly with Transamerica Premier Funds.

Cumulative Quantity Discount (Right of Accumulation)
A purchaser of Class A Shares or Class M Shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Transamerica Premier Funds already owned. The applicable sales charge is based on the total of: 1) the investor's current purchase; and 2) the maximum public offering price (at the close of business on the previous day) of: a) all shares held by the investor in all of the Transamerica Premier Funds (except the Transamerica
         Premier Cash Reserve Fund); and
b) any shares of the Transamerica Premier Cash Reserve Fund acquired by exchange from other Transamerica Premier Funds; and
3) _______ the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through a broker-dealer, when each purchase is made the investor or broker-dealer must provide Transamerica Premier Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Transamerica Premier Funds when making direct cash investments.

Statement of Intention
Investors may also obtain the reduced sales charges for Class A Shares or Class M Shares shown in the Prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the Funds or any other continuously offered Transamerica Premier Funds (excluding the Transamerica Premier Cash Reserve Fund). Each purchase of Class A Shares or Class M Shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement. The 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A Shares or Class M Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge without regard to the Statement of Intention that would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and TSSC in accordance with the Prospectus.

Statement of Intention forms may be obtained from Transamerica Premier Funds or from broker-dealers. Interested investors should read the Statement of Intention carefully.

Broker-Dealer Reallowances
Transamerica Securities Sales Corporation ("TSSC" or the "Distributor") receives all sales charges and pays appropriate amounts to qualifying broker-dealers to compensate them for services provided in connection with sales of Class A or M Shares.

Class A. Commissions paid to broker-dealers on sales of Class A Shares are as follows:

                                                     Amount of Investment
Broker-Dealer Commission    Under            $50,000 to    $100,000 to     $250,000 to      $500,000 to
By Fund                     $50,000           $99,999         $249,999         $499,999      $999,999

Premier Aggressive Growth      4.50%             3.75%           2.75%              1.75%                1.25%
Premier Small Company           4.50%             3.75%           2.75%               1.75%               1.25%
Premier Equity                    4.50%             3.75%           2.75%               1.75%
1.25%
Premier Value                     4.50%             3.75%           2.75%               1.75%
1.25%
Premier Index                      4.50%             3.75%           2.75%              1.75%               1.25%
Premier Balanced                4.50%             3.75%           2.75%               1.75%             1.25%
Premier High Yield Bond          4.50%             3.75%           2.75%              1.75%                1.25%
Premier Bond                            4.00%              3.25%           2.50%        1.75%                1.00%
Premier Cash Reserve               none       none             none          none          none

Qualified investors, including qualified retirement plans, initially investing more than $1 million in the Funds receive Class A Shares at net asset value. TSSC pays commissions on sales at net asset value at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter on all Funds except the Premier Cash Reserve Fund.

Class M. Commissions paid to broker-dealers on sales of Class M Shares are as follows:

                                    Amount of Investment
Broker-Dealer Commission       Under             $250,000
Per Fund                                 $250,000          and Above
--------------------------------------------------------------------
Premier Aggressive Growth       0.90%               0.50%
Premier Small Company            0.90%               0.50%
Premier Equity                           0.90%               0.50%
Premier Value                            0.90%               0.50%
Premier Index                            0.90%               0.50%
Premier Balanced                       0.90%               0.50%
Premier High Yield Bond          0.90%               0.50%
Premier Bond                             0.90%               0.50%
Premier Cash Reserve               none          none

TSSC will from time to time, at its expense, provide additional promotional incentives or payments to broker-dealers that sell shares of the Transamerica Premier Funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain broker-dealers who have sold or may sell significant amounts of shares. Certain broker-dealers may not sell all classes of shares.

TSSC may suspend or modify such payments to broker-dealers. The payments are subject to the continuation of the relevant distribution plan, the terms of service agreements between broker-dealers and TSSC. They are also subject to any applicable limits imposed by the National Association of Securities Dealers, Inc.

Contingent Deferred Sales Charges
Class A Shares purchased at net asset value by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) within two years after its initial purchase are subject to a CDSC of 1.00%. Similarly, Class A Shares purchased at net asset value by any investor other than a participant-directed qualified retirement plan investing $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00%, if redeemed within two years after purchase. The Class A Shares CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed. The CDSC does not apply to shares purchased by certain investors (including participant-directed qualified retirement plans with more than 200 eligible employees) investing $1 million or more that have made arrangements with Transamerica Premier Funds and whose dealer of record waived the commission described in the next paragraph.

All Class M Shares purchased within two years after the initial purchase, including purchases by qualified retirement plans, are subject to a CDSC of 1.00%.

Class A and Class M investors who set up an Automatic Income Plan ("AIP") for a share account (see "How to Sell Shares" in the Prospectus) may withdraw up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an AIP and recalculated thereafter on a pro rata basis at the time of each AIP payment. Therefore, shareholders who have chosen an AIP based on a percentage of the net asset value of their account of up to 12% will be able to receive AIP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a Fund that pays income distributions monthly) for their periodic AIP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This AIP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or (iii) were exchanged for shares of another Fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Transamerica Premier Funds money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The Funds will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Investor Share Redemptions in Excess of $250,000
If you request a redemption of up to $250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one account in any one Fund in a 90-day period, we reserve the right to pay you in securities in lieu of cash.

The securities delivered will be selected at the sole discretion of the Fund. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire Fund. They may be securities that the Fund regards as least desirable. You may incur brokerage costs in converting the securities to cash.

The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under "Determination of Net Asset Value" later in this document. Such valuation will be made as of the same time the redemption price is determined.

This right is designed to give the Funds the option to lessen the adverse effect of large redemptions on the Fund and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Fund pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder's proceeds would be fixed at $750,000 and the market risk would be imposed on the Fund and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash, the market risk is imposed on the redeeming shareholder. The redeeming shareholder (not the Fund) bears the brokerage cost of selling the securities.

Exchange Privilege
Except as otherwise set forth in this section, by calling Transamerica Premier Funds, investors may exchange shares between accounts with identical registrations, provided that no checks are outstanding for such shares and no address change has been made within the preceding 15 days. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Transamerica Premier Funds by telephone to exercise exchanges.

Transamerica Premier Funds also makes exchanges promptly after receiving a properly completed Exchange Authorization Form. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Funds will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Fund, completion of an exchange may be delayed under unusual circumstances if the Fund were to suspend redemptions or postpone payment for the Fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Funds are available from Transamerica Premier Funds or investment dealers having sales contracts with TSSC. The prospectus of each Fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. The Funds reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Transamerica Premier Funds.


Brokerage Allocation

Subject to the direction of the Board, the Investment Adviser has responsibility for making a Fund's investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser's policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund's securities and advice as to the valuation of securities. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Investment Adviser will not effect any brokerage transactions in the Funds' securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser's own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.

During the year ending December 31, 1999, all transactions were allocated to brokers and dealers on the basis of the best execution and no commissions were paid based on research or other services provided.

Over the last three fiscal years all classes of the Funds have paid the following brokerage commissions:

------------------------------------------------- --------------- ---------------- --------------- --------------- ------

Transamerica Premier Fund                              2000            1999             1998

------------------------------------------------- --------------- ---------------- --------------- --------------- ------

Aggressive Growth Fund                                  $165,979         $259,928        $130,175
Equity Fund                                             $206.029         $232,238        $401,335
Index Fund                                                $9,563           $8,226         $12,428
Small Company Fund                                      $276,878         $137,513        $154,732
Value Fund                                               $11,917          $18,786         $30,927
Balanced Fund                                            $72,910          $42,264         $35,459
Bond Fund                                                   $150           $1,110            $150
High Yield Bond Fund                                      $2,067           $1,379          $1,551
Total                                                   $745,493         $701,444        $766,757

------------------------------------------------- --------------- ---------------- --------------- --------------- ------


On December 31, 2000, the Premier Aggressive Growth Fund held stock in Charles Schwab Corporation with a value of $10,498,750, . The Premier Equity Fund held stock in Charles Schwab Corporation with a value of $17,025,000. The Premier Index Fund held stock in Charles Schwab Corporation with a value of $137,505, , stock in J.P. Morgan & Co., Inc. with a value of $102,610, stock in Lehman Brothers Holdings, Inc. with a value of $58,158, stock in Merrill Lynch & Company Inc. with a value of $190,379, stock in Morgan Stanley Dean Witter & Co. with a value of $323,181, and stock in The Bear Sterns Companies, Inc. with a value of $18,906. The Premier Balanced Fund held stock in Charles Schwab Corporation with a value of $1,404,562, and stock in Merrill Lynch & Company, Inc. with a value of $503,370. In 2000, Goldman Sachs, Charles Schwab & Co., Merrill Lynch, , CS First Boston Co., , Bank of America Securities, J.P. Morgan, Arlington, Morgan Stanley Dean Witter & Co., . Lehman Brothers Inc. and Salomon Smith Barney (a subsidiary of Citigroup Inc.) were among these Funds' regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.


Determination of Net Asset Value

Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Fund, and each class of each Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Fund (assets, including securities at market value, minus liabilities) divided by the number of that Fund's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Except for the Transamerica Premier Cash Reserve Fund, each Fund will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business (as described in the Prospectus). The Transamerica Premier Cash Reserve Fund will determine its net asset value only on days that the Federal Reserve is open.

In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Funds may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Funds (other than the Transamerica Premier Cash Reserve Fund) are valued as follows:
a) Equity securities and other similar investments (Equities) listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (Nasdaq) are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price.
b) _______ Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices.
c) _______ Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board.
d) _______ Options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded.
e) _______ Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.
f) _______ Forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts.
g) _______ All other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board.
h) _______ Debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

Equities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Time) Reuters spot rate. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

All of the assets of the Transamerica Premier Cash Reserve Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities. The Board has established procedures reasonably designed, taking into account current market conditions and the Transamerica Premier Cash Reserve Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity;
(2) shortening the average maturity of the fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Fund's net asset value might still decline.


Performance Information

The performance information which may be published for the Funds is historical. It is not intended to represent or guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

The Transamerica Premier Equity, Transamerica Premier Index, Transamerica Premier Balanced, Transamerica Premier Bond, and Transamerica Premier Cash Reserve Funds have the same investment adviser and the investment goals and policies, and their strategies are substantially similar in all material respects as the separate accounts which preceded such Funds and were operated in the same manner as such Funds. The Transamerica High Yield Bond separate account transferred (converted) all its assets to the Transamerica Premier High Yield Bond Fund in exchange for shares in the Fund. The separate accounts are not registered with the SEC, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code or regulated as investment companies under the securities laws, their performance may have been adversely affected at times. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance. Separate account performance should not be considered indicative of any past or future performance of the Funds.

Average Annual Total Return for Non-Money Market Funds
The Company may publish total return performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. Each Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

A Fund can also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund can quote its total returns on a before-tax or after-tax basis.

Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

P(1 + T)n = ERV

         Where:
         P        =        a hypothetical initial payment of $1,000

         T         =       an average annual total return

         N         =       the number years

         ERV ______ = ________ the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)




Class A - Average Annual Total Returns (as of 12/31/ 00)

                                                       1            5      10          Since        Incep-

 __________________________________________year         years    years              Inception    tion Date
                                           ----------------------------------------------------------------------
Transamerica Premier Aggressive Growth Fund       -18.71%     -            -     34.27%   7/1/97
Transamerica Premier Small Company Fund           -26.21%      -            -   39.63%      7/1/97
Transamerica Premier Equity Fund                    -14.06%      -            -    22.02%   10/2/95
Transamerica Premier Index Fund                  -9.33%        -         -   18.15%       10/2/95
Transamerica Premier Value Fund                 10.65%       -          -      8.72%       4/1/98
Transamerica Premier Balanced Fund             9.57%       -              -      19.76%      10/2/95
Transamerica Premier High Yield Bond Fund       -          -         -                   -    9/1/90
Transamerica Premier Bond Fund                 7.89%       -         -   6.13%      10/2/95
Transamerica Premier Cash Reserve Fund          5.97%               -         -   5.18%     10/2/95

Class M - Average Annual Total Returns (as of 12/31/ 00)

                                                       1            5      10          Since        Incep-

 __________________________________________year         years    years              Inception    tion Date
                                           ----------------------------------------------------------------------
Transamerica Premier Aggressive Growth Fund   -18.93%      -         -                 33.98%       7/1/97
Transamerica Premier Small Company Fund            -26.40%      -             -                39.32%       7/1/97
Transamerica Premier Equity Fund                   -14.19%      -             -                21.73%      10/2/95
Transamerica Premier Index Fund              -9.55%        -         -             17.87%       10/2/95
Transamerica Premier Value Fund              10.40%            -              -                  8.49%
4/1/98
Transamerica Premier Balanced Fund   9.33%        -             -             19.48%      10/2/95
Transamerica Premier High Yield Bond Fund    -             -         -                    -
9/1/90
Transamerica Premier Bond Fund                  7.72%      -         -                   5.90%      10/2/95
Transamerica Premier Cash Reserve Fund         5.71%       -         -          4.91%      10/2/95


Cumulative Total Returns
From time to time, the Portfolio may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

CTR   =   (ERV/P) - 1

         Where:
         CTR   =           The cumulative total return net of Portfolio
                                recurring chargesfor the period.

         ERV      =        The ending redeemable value of the hypothetical
                                investment at the end of the period.

         P     =           A hypothetical single payment of $1,000.


Money Market Fund Yields
From time to time, the Transamerica Premier Cash Reserve Fund advertises its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Current yield for the Transamerica Premier Cash Reserve Fund will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of effective yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Yields for Transamerica Premier Cash Reserve Fund

7-day Current Yield as of 12/31/ 00: Class A = 6.08%; Class M = 5.83% 7-day Effective Yield as of 12/31/ 00: Class A = 6.26%; Class M = 6.00%


30-Day Yield for Non-Money Market Funds
Although 30-day yields are not used in advertising, they are available upon request. Quotations will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

Yield = 2[({[a-b]/cd} + 1)6 - 1] Where:
a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

Published Performance
From time to time the Company may publish, or provide telephonically, an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, IBC's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

In addition, the Company may from time to time advertise its performance relative to certain indexes and benchmark investments, including:
o the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual
     Fund Indexes (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);
o the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry);
o the Consumer Price Index published by the U.S. Bureau of Labor S tatistics (which measures changes in the price of goods and services);
o ________ Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation);
o        the Hambrecht & Quist Growth Stock Index;
o        the NASDAQ OTC Composite Prime Return;
o        the Russell Midcap Index;
o        the Russell 2000 Index;
o        the ValueLine Composite;
o        the Wilshire 5000 Index;
o ________ the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years);
o the Shearson Lehman Brothers Aggregate Bond Index or its component indexes (the Aggregate Bond Index measures the performance of Treasury, U.S. government agencies, mortgage and Yankee bonds);
o the S&P Bond indexes (which measure yield and price of corporate, municipal and U.S. government bonds);
o        the J.P. Morgan Global Government Bond Index;
o IBC's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. government money market funds);
o ________ historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data;
o        the FT-Actuaries Europe and Pacific Index;
o mutual fund performance indexes published by Morningstar, Inc., Variable Annuity Research & Data
     Service, the Investment Company Institute, the Investment Company Data,
        Inc., Media General Financial, and
     Value Line Mutual Fund Survey; and
o        financial industry analytical surveys, such as Piper Universe.

The composition of the investments in such indexes and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund. These indexes and averages are generally unmanaged and the items included in the calculations of such indexes and averages may be different from those of the equations used by the Company to calculate a Fund's performance figures.

The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments, and discussions of the Fund's current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, expenses, investments, and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption.

Taxes
For each taxable year, each Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). This exempts the Funds from federal income and excise taxes, if the Funds distribute to their shareholders at least 90% of their investment company taxable income, consisting generally of net investment income, net short-term capital gains, and net gains from certain foreign currency transactions. Shareholders are subject to tax on these distributions. The Company must also meet the following additional requirements: (1) The Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies (Income Requirement); (2) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax on amounts not distributed to shareholders on a timely basis. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Dividends and interest received by each Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Certain of the Funds may invest in the stock of passive foreign investment companies (PFICs). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) At least 75% of its gross income is passive; or (2) An average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of that stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income, and accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund, then in lieu of the foregoing tax and interest obligation, that Fund will be required to include income each year to its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the Fund; those amounts would be subject to the Distribution Requirement. The ability of a Fund to make this election may be limited.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities. Potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any applicable state, local, or foreign taxes.

Other Information

Legal Matters
An opinion of counsel as to the legality of the shares of the Funds has been given by Reid A. Evers, Vice President and Associate General Counsel of Transamerica Occidental Life Insurance Company.

Independent Auditors
Ernst & Young LLP, 725 S. Figueroa Street, Los Angeles, California 90017, serves as independent auditors for the Funds, and in that capacity examines the annual financial statements of the Company.

Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Funds discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

Bond Ratings Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

Although securities ratings are considered when making investment decisions, the Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. This analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects are also considered.

Because of the greater number of considerations involved in investing in lower-rated securities, the achievement of the Transamerica Premier High Yield Bond Fund's objectives depends more on the analytical abilities of the investment team than is the case with the Transamerica Premier Balanced Fund and the Transamerica Premier Bond Fund, which both invest primarily in securities in the higher rating categories.

For more detailed information on bond ratings, including gradations within each category of quality, see Appendix A.

Disclosure Regarding S&P Trademark


The Premier Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill companies, Inc., ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee Adviser ___ the licensing of certain trademarks and trade names of the S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owner of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Financial Statements


The audited Annual Report for the fiscal year ended December 31, 2000 is a separate report supplied with this SAI and is incorporated herein by reference.

Appendix A

Description of Corporate Bond Ratings

Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody's Investors Service, Inc. Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.

Standard & Poor's Corporation AAA: This rating is the highest rating assigned by Standard & Poor's and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

Appendix B

Description of Fixed-Income Instruments

U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits
Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance
A bankers' acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities
Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities
Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities
Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans
A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations
International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts
A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS). For certain securities law purposes, custody receipts are not considered U.S. government securities.

Pass-Through Securities
The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association (GNMA) certificates or Federal National Mortgage Association (FNMA) and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

PART C

Other Information

Item 23.  Exhibits


(a)      Form of Articles Supplementary of Transamerica Investors, Inc.
 1/5/6/12/13

(b)      Amended Bylaws of Transamerica Investors, Inc. 2/5/17

(c)      Instruments defining Rights of Security Holders:  N/A

(d) Form of Investment Advisory and Administrative Services Agreement between Transamerica Investors, Inc. and Transamerica Investment Services, Inc. 2/5/13/17

(e) Form of Distribution Agreement between Transamerica Investors Inc., and Transamerica Securities Sales Corporation ("TSSC") 2/13/17

(f)      Bonus and Profit Sharing:  N/A

(g) Form of Custodian Agreement between Transamerica Investors, Inc. and State Street Bank and Trust Company. 2/

Form of Sub-Custodian  Agreement between State Street Bank and Trust Company and
     State Street London Limited. 2/

Form of Disclosure  Statement and Custodial  Account  Agreement for Transamerica
     Investors IRA. 2/

(h)      Other Material Agreements:

Form of Selling  Agreement  between TSSC and Transamerica  Financial  Resources,
     Inc.2/

Form of Operating  Agreement between  Transamerica  Investors,  Inc. and Charles
     Schwab & Co.2/

Transfer  Agency  Agreement  between  Transamerica  Investors,  Inc.  and Boston
     Financial Data Services.2/

         Subscription Agreement. 2/

(i)      Opinion and Consent of Counsel. 6/


(j)      Auditors Consent. 15/ 16/ 17/ 18/


(k)      No financial statements are omitted from Item 22.

(l)      Initial Capital Agreements:  N/A

(m)      (i)     Form of Plan of Distribution Pursuant to Rule 12b-1.2/ 17

                   (a)  Investor Shares.
                           (1) Transamerica Premier Equity Fund (2) Transamerica ____ Premier ____ Index Fund (3) Transamerica ____ Premier ____ Bond ____ Fund (4) Transamerica Premier Balanced Fund (5) Transamerica Premier Short-Term Government Fund (6) Transamerica Premier Cash Reserve Fund

(b)      Adviser Shares.
                      (1) Transamerica Premier Equity Fund (2) Transamerica ____ Premier ____ Index Fund (3) Transamerica ____ Premier ____ Bond ____ Fund (4) Transamerica Premier Balanced Fund (5) Transamerica Premier Short-Term Government Fund (6) Transamerica Premier Cash Reserve Fund

                  (ii)     Premier Aggressive Growth Fund 5/
                  Premier Small Company Fund 5/
         (iii)    Premier High Yield Bond Fund (11)
         (iv)     Premier Value Fund 13/

(c)      Class A Shares:13/17
(1)      Transamerica  Premier  Equity  Fund
                       (2) Transamerica Premier Index Fund
                           (3)   Transamerica    Premier    Bond    Fund
                           (4)   Transamerica   Premier   Balanced   Fund
                           (5)   Transamerica  Premier  Cash Reserve Fund
(6)      Premier Aggressive Growth Fund
(7)      Premier Small Company Fund
(8)      Premier High Yield Bond Fund
(9)      Premier Value Fund

(d)      Class M Shares:13/17
(2)      Transamerica  Premier  Equity  Fund
                       (2) Transamerica Premier Index Fund
                            (3)   Transamerica    Premier    Bond    Fund
                            (4)   Transamerica   Premier   Balanced   Fund
                            (5)   Transamerica  Premier  Cash Reserve Fund
(10)      Premier Aggressive Growth Fund
(11)      Premier Small Company Fund
(12)      Premier High Yield Bond Fund
(13)      Premier Value Fund

(n)      Financial Data Schedule. 6/12
(o)      Form of Multi-Class Plan Pursuant to Rule 18f-3.  2/13

(p)      Powers of Attorney.  2/5/17



1/       Filed with initial registration statement on April 3, 1995.

2/ Filed with Pre-Effective Amendment No. 1 to this registration statement on August 29, 1995.

3/ Filed with Pre-Effective Amendment No. 2 to this registration statement on September 18, 1995.

4/ Filed with Post-Effective Amendment No. 1 to this registration statement on April 2, 1996.

5/ Filed with Post-Effective Amendment No. 2 to this registration statement on April 11, 1997.

6/ Filed with Post-Effective Amendment No. 3 to this registration statement on April 28, 1997.

7/ Filed with Post-Effective Amendment No. 4 to this registration statement on June 26, 1997.

8/ Filed with Post-Effective Amendment No. 5 to this registration statement on July 1, 1997.

9/ Filed with Post-Effective Amendment No. 6 to this registration statement on December 31, 1997.

10/ Filed with Post-Effective Amendment No. 7 to this registration statement on January 14, 1998.

11/ Filed with Post-Effective Amendment No. 8 to this registration statement on February 3, 1998.

12/ Filed with Post-Effective Amendment No. 9 to this registration statement on March 31, 1998.

13/ Filed with Post-Effective Amendment No. 10 to this registration statement on April 29, 1998.

14/ Filed with Post-Effective Amendment No. 11 to this registration statement on June 24, 1998.

15/ Filed with Post-Effective Amendment No. 12 to this registration statement on December 30, 1998.


16/ Filed with Post-Effective Amendment No. 14 to this registration statement on April 13, 1999.

17/ Filed with Post-Effective Amendment No. 15 to this registration statement on April 28, 2000.

18/      Filed herewith.


Item 24. Person Controlled by or Under Common Control With the Registrant.

         The Registrant, ___ Transamerica Investors, ___ Inc., is controlled by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.

The following charts indicate the persons controlled by or under common control with Transamerica Corporation and AEGON N.V.


                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION


   Transamerica Corporation - DE AEGON Funding Company II - DE ARC Reinsurance
      Corporation - HI Inter-America Corporation - CA Pyramid Insurance Company, Ltd. - HI
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd.  - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings  - CA
                  Trans Ocean Tank Services Corporation  - DE
               Trans Ocean Container Finance Corp. - DE
            Transamerica Leasing Inc. - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited  - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Alquiler de Trailers, S.L. - Spn.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing Sp. z.o.o -
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg.
                  Transamerica Trailer Leasing (Netherlands) B.V.   -
Neth.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Corporation,
California - CA
                  Transamerica Insurance Finance Corporation, Canada -
ON
            TBCC Funding Trust I - DE
               TBCC Funding I, L.L.C. - DE
            TBCC Funding Trust II - DE
               TBCC Funding II, L.L.C. - DE
                  Private Label Funding LLC - DE
            Transamerica Business Credit Corporation - DE
               Bay Capital Corporation - DE
               Coast Funding Corporation - DE
               Direct Capital Equity Investments, Inc. - DE
               Gulf Capital Corporation - DE
               TA Air East, Corp. - DE
               TA Air III, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air IX, Corp. - DE
               TA Air VIII, Corp. - DE
               TA Air VII, Corp. - DE
               TA Air VI, Corp. - DE
               TA Air V, Corp. - DE
               TA Air X, Corp. - DE
               TA Marine II, Inc. - DE
               TA Marine I, Inc. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. - DE
               TBC I, Inc. - DE
               TBC Tax III, Inc. - DE
               TBC Tax II, Inc. - DE
               TBC Tax IV, Inc. - DE
               TBC Tax IX, Inc. - DE
               TBC Tax I, Inc. - DE
               TBC Tax VIII, Inc. - DE
               TBC Tax VII, Inc. - DE
               TBC Tax VI, Inc. - DE
               TBC Tax V, Inc. - DE
               TBC VI, Inc. - DE
               TBC V, Inc. - DE
               The Plain Company - DE
               Transamerica Mezzanine Financing, Inc. - DE
               Transamerica Small Business Capital, Inc. - DE
                  Emergent Business Capital Holdings, Inc. - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
                  ARS Funding Corporation - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica Commercial Finance Canada, Limited -
ON
                     Transamerica Commercial Finance Corporation,
Canada - Can.
                        TCF Commercial Leasing Corporation, Canada - ON Transamerica Acquisition Corporation, Canada -
Can.
                           Cantrex Group Inc. - PQ
                              2953-9087 Quebec Inc. - PQ
                              Corbeil Electrique Inc. - PQ
                              Prestex Marketing Inc. - PQ
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Holdings Limited - U.K.
                        Transamerica Commercial Finance Limited - U.K.
                           TDF Credit Insurance Services Limited - U.K.
                           Whirlpool Financial Corporation Polska Spzoo
-
                  Transamerica Commercial Finance Corporation - DE
                     Inventory Funding Trust - DE
                        Inventory Funding Company LLC - DE TCF Asset Management
                     Corporation - CO Transamerica Distribution Finance - Overseas, Inc.
- DE
                        TDF-Mauritius, Limited -
                     Transamerica Distribution Finance Corporation de
Mexico S. de R.L. de C.V. -
                        TDF de Mexico S. de R.L. de C.V. -
                        Transamerica Corporate Services de Mexico S. de
R.L. de C.V. -
                     Transamerica Distribution Finance Factorje S.A. de
C.V. -
                     Transamerica Distribution Finance Insurance
Services, Inc. - IL
                     Transamerica Joint Ventures, Inc. - DE
                  Transamerica Commercial Finance France, S.A. - Fra. Transamerica GmbH, Inc. - DE
                     Transamerica Financieringsmaatschappij B.V.  -
Neth.
                     Transamerica GmbH - Frkft.
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Bank, National Association - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Services, Inc. - FL
                        Liberty Mortgage Company of Fort Meyers, Inc. -
FL
                        Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                     Transamerica Consumer Mortgage Receivables
Corporation - DE
                     Transamerica Mortgage Company - DE
               Transamerica Vendor Financial Services Corporation - DE
            Transamerica Equipment Financial Services Corporation - DE TA Air
               II, Corp. - DE TA Air I, Corp. - DE TA Air XIII, Corp. - DE TA Air XII, Corp. - DE TA Air XIV, Corp. - DE TA Air XIX, Corp. - DE TA Air XI, Corp. - DE TA Air XVIII, Corp. - DE TA Air XVII, Corp.
               - DE TA Air XVI, Corp. - DE TA Air XV, Corp. - DE TA Air XX, Corp. - DE TA Heli I, Inc. - DE TA Marine III, Corp. - DE TA Marine IV, Inc. - DE TA Marine VI, Inc. - DE TA Marine V, Inc. - DE TA Public Finance Air I, Corp. - DE
         Transamerica Flood Hazard Certification, Inc. - DE
         Transamerica Home Loan - CA
         Transamerica Intellitech, Inc. - DE
         Transamerica Lending Company - DE
         Transamerica Public Finance, LLC - DE
         Transamerica Real Estate Tax Service, Inc. - DE
         Transamerica Technology Finance Corporation - DE
         TREIC Enterprises, Inc. - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica International Holdings, Inc. - DE
         AEGON Canada Inc. - Can.
            Transamerica Life Canada - Can.
         Transamerica Insurance Corporation - IA
            Arbor Life Insurance Company - AZ
            Plaza Insurance Sales, Inc. - CA
            Transamerica Advisors, Inc. - CA
            Transamerica Annuity Service Corporation - NM
            Transamerica Financial Resources, Inc. - DE
               Financial Resources Insurance Agency of Texas - TX
               TBK Insurance Agency of Ohio, Inc. - OH
               Transamerica Financial Resources Insurance Agency of
Alabama Inc. - AL
               Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
            Transamerica International Insurance Services, Inc. - DE
               Home Loans and Finance Ltd - U.K.
            Transamerica Occidental Life Insurance Company - IA
               NEF Investment Company - CA
               Transamerica China Investments Holdings Limited - H.K. Transamerica Life Insurance and Annuity Company - NC
                  Gemini Investments, Inc. - DE
                  Transamerica Assurance Company - MO
               Transamerica Life Insurance Company of New York - NY
               Transamerica South Park Resources, Inc. - DE
               Transamerica Variable Insurance Fund - MD
               USA Administration Services, Inc. - KS
            Transamerica Products, Inc. - CA
               Transamerica Products II, Inc. - CA
               Transamerica Products IV, Inc. - CA
               Transamerica Products I, Inc. - CA
            Transamerica Securities Sales Corporation - MD
            Transamerica Service Company - DE
      Transamerica International RE (Bermuda) Ltd. - Bmda.
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc.  - MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Pacific Insurance Company, Ltd. - HI
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California  - CA
         Pyramid Investment Corporation  - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc.  - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE



                     *Designates INACTIVE COMPANIES
                 A Division of Transamerica Corporation
      Limited Partner; Transamerica Corporation is General Partner


                                        Jurisdiction of       Percent of Voting
Name                                    Incorporation         Securities Owned                     Business
AEGON USA, Inc.                         Iowa                  100% AEGON U.S.                      Holding company
                                        Holding Corporation

RCC North America, Inc.                 Delaware              100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company            Delaware              100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                     Delaware              100% Transamerica                    Issue debt
         securities-net
                                        Holding Company       proceeds used to make
                                                              loans to affiliates

First AUSA Life Insurance               Maryland              100% Transamerica                    Insurance
         holding company
Company                                                       Holding Company

AUSA Life Insurance                     New York              82.33% First AUSA Life               Insurance
Company, Inc.                                                 Insurance Company
                                        17.67% Veterans Life
                                        Insurance Company

Life Investors Insurance                Iowa                  100% First AUSA Life Ins. Co.        Insurance
Company of America

Life Investors Alliance, LLC            Delaware              100% LIICA                           Purchase, own,
                  and hold the
                                                              equity interest of other entities

Great American Insurance                Iowa                  100% LIICA                           Marketing
Agency, Inc.

Bankers United Life                     Iowa                  100% Life Investors Ins.             Insurance
Assurance Company                                             Company of America

PFL Life Insurance Company              Iowa                  100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services                Minnesota             100% PFL Life Insurance Co.          Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100% AEGON Financial                 Administrator
         of structured
of Kentucky                                                   Services Group, Inc.                 settlements

AEGON Assignment Corporation            Illinois              100% AEGON Financial                 Administrator
         of structured
                        Services Group, Inc. settlements

Southwest Equity Life Ins. Co.          Arizona               100% of Common Voting Stock          Insurance
                                        First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of Common Voting Stock          Insurance
                                        First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100% First AUSA Life Ins. Co.        Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various                              Mutual fund

WRL Investment Services, Inc.           Florida               100% Western Reserve Life            Provides
         administration for
                                        Assurance Co. of Ohio affiliated mutual fund

WRL Investment                          Florida               100% Western Reserve Life            Registered
         investment advisor
Management, Inc.                                              Assurance Co. of Ohio

ISI Insurance Agency, Inc.              California            100% Western Reserve Life            Insurance
         agency
And Subsidiaries                                              Assurance Co. of Ohio

ISI Insurance Agency                    Alabama               100% ISI Insurance Agency, Inc.      Insurance
         Agency
of Alabama, Inc.

ISI Insurance Agency                    Ohio                  100% ISI Insurance Agency, Inc.      Insurance
         agency
of Ohio, Inc.

ISI Insurance Agency                    Massachusetts         100% ISI Insurance Agency Inc.       Insurance
                  Agency
of Massachusetts, Inc.

ISI Insurance Agency                    Texas                 100% ISI Insurance Agency, Inc.      Insurance
         agency
of Texas, Inc.

ISI Insurance Agency                    Hawaii                100% ISI Insurance                   Insurance
         agency
of Hawaii, Inc.                                               Agency, Inc.

ISI Insurance Agency                    New Mexico            100% ISI Insurance                   Insurance
         agency
New Mexico, Inc.                                              Agency, Inc.

AEGON Equity Group, Inc.                Florida               100% Western Reserve Life            Insurance
         Agency
                                        Assurance Co. of Ohio

Monumental General Casualty Co.         Maryland              100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.         Maryland              100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.         Arizona               100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation              Maryland              100% First AUSA Life Ins. Co.        Insurance
         agency

Cadet Holding Corp.                     Iowa                  100% First AUSA Life                 Holding company
                                        Insurance Company

Monumental General Life                 Puerto Rico           51% First AUSA Life                  Insurance
Insurance Company of                                          Insurance Company
Puerto Rico                                                   49% Baldrich & Associates
                                                              of Puerto Rico

AUSA Holding Company                    Maryland              100% Transamerica                    Holding company
                                        Holding Company


Monumental General Insurance            Maryland              100% AUSA Holding Co.                Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100% Monumental General              Sale/admin. of
         travel
                         Insurance Group, Inc. insurance

Monumental General                      Maryland              100% Monumental General              Provides
         management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                to
         unaffiliated third party
                                                              administrator

National Association Management         Maryland              100% Monumental General              Provides
         actuarial consulting
And Consultant Services, Inc.                                 Administrators, Inc.                 services

Monumental General Mass                 Maryland              100% Monumental General              Marketing    arm
         for sale of
Marketing, Inc.                                               Insurance Group, Inc.                mass    marketed
         insurance
                                                              coverages

Transamerica Capital, Inc.              California            100% AUSA Holding Co.                Broker/Dealer

Endeavor Management Company             California            100% AUSA Holding Co.                Investment
         Management

Universal Benefits Corporation          Iowa                  100% AUSA Holding Co.                Third party
         administrator

Investors Warranty of                   Iowa                  100% AUSA Holding Co.                Provider of
         automobile
America, Inc.                                                                                      extended
         maintenance
                                                              contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA Holding Co.                Trust company

Money Services, Inc.                    Delaware              100% AUSA Holding Co.                Provides
         financial counseling
                                                              for employees and agents of
                                                              affiliated companies

ADB Corporation, L.L.C.                 Delaware              100% Money Services, Inc.            Special
         purpose limited
                                                              Liability company

ORBA Insurance Services, Inc.           California            26.91% Money Services, Inc.          Insurance
         agency

Great Companies L.L.C.                  Iowa                  30% Money Services, Inc.             Markets        &
         sells mutual funds
                                                                                                   & individually
         managed
                                                              accounts

Roundit, Inc.                           Maryland              50% AUSA Holding Co.                 Financial
         services

Zahorik Company, Inc.                   California            100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                               Alabama               100% Zahorik Company, Inc.           Insurance
         agency

Zahorik Texas, Inc.                     Texas                 100% Zahorik Company, Inc.           Insurance
         agency

Long, Miller & Associates, L.L.C.       California            33-1/3% AUSA Holding Co.             Insurance
         agency

AEGON Asset Management                  Delaware              100% AUSA Holding Co.                Registered
         investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial            Michigan              100% Intersecurities, Inc.           Holding
co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency          Massachusetts         100% Associated Mariner              Insurance
         agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency               Ohio                  100% Associated Mariner              Insurance
         agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency               Texas                 100% Associated Mariner              Insurance
         agency
Texas, Inc.                                                   Agency, Inc.

PIA 2000-A, L.P.                        Delaware              Intersecurities, Inc. is the         Private
         placement investment
                                        General Partner       limited partnership

Idex Investor Services, Inc.            Florida               100% AUSA Holding Co.                Shareholder
         services

Idex Management, Inc.                   Delaware              100% AUSA Holding Co.                Investment
         advisor

IDEX Mutual Funds                       Massachusetts         Various                              Mutual fund

Diversified Investment                  Delaware              100% AUSA Holding Co.                Registered
         investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100% Diversified Investment          Broker-Dealer
Corp.                                                         Advisors, Inc.

George Beram & Company, Inc.            Massachusetts         100% Diversified Investment          Employee
         benefit and
                                        Advisors, Inc.        actuarial consulting

AEGON USA Securities, Inc.              Iowa                  100% AUSA Holding Co.                Broker-Dealer
         (De-registered)

Creditor Resources, Inc.                Michigan              100% AUSA Holding Co.                Credit
         insurance

CRC Creditor Resources                  Canada                100% Creditor Resources, Inc.        Insurance
         agency
Canadian Dealer Network Inc.

Premier Solutions Group, Inc.           Maryland              100% Creditor Resources, Inc.        Insurance
         agency

AEGON USA Investment                    Iowa                  100% AUSA Holding Co.                Investment
         advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA Holding Co.                Provides    real
         estate
Advisors, Inc.                                                                                     administrative
         and real
                                                              estate investment services

AEGON USA Real Estate                   Delaware              100% AEGON  USA Realty               Real estate
and mortgage
Services, Inc.                                                Advisors, Inc.                       holding company


QSC Holding, Inc.                       Delaware              100% AEGON USA Realty                Real      estate
         and financial
                                        Advisors, Inc.        software production and sales

Landauer Associates, Inc.               Delaware              100% AEGON USA Realty                Real estate
         counseling
                                                              Advisors, Inc.

Landauer Realty Associates, Inc.        Texas                 100% Landauer Associates, Inc.       Real estate
counseling

Realty Information Systems, Inc.        Iowa                  100% AEGON USA Realty                Information
Systems for
                                                              Advisors, Inc.                       real      estate
investment
                                                                                                   management

USP Real Estate Investment Trust        Iowa                  12.89% First AUSA Life Ins. Co.      Real      estate
         investment trust
                                                                                                   13.11% PFL
         Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

RCC Properties Limited                  Iowa                  AEGON USA Realty Advisors,           Limited
         Partnership
Partnership                                                   Inc. is General Partner and 5% owner.

Commonwealth General                    Delaware              100% Transamerica                    Holding company
Corporation ("CGC")                                           Holding Company

AFSG  Securities Corporation            Pennsylvania          100% CGC                             Broker-Dealer

Benefit Plans, Inc.                     Delaware              100% CGC                             TPA for
Peoples Security Life
                                                                                                   Insurance
Company

AEGON Alliances, Inc.                   Virginia              100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation           Delaware              100% CGC                             Real estate
holdings

Commonwealth General.                   Kentucky              100% CGC                             Administrator
of structured
Assignment Corporation                                                                             settlements

AEGON Institutional                     Delaware              100% CGC                             Provider of
investment,
Markets, Inc.                                                                                      marketing and
admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.           Kentucky              100%  CGC                            Provider of
srvcs. to ins. cos.

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC                             Provider of
management
(EIN 23-1720755)                                                                                   support
services

Compass Rose Development                Pennsylvania          100% Ampac Insurance
Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia        100% Ampac Insurance
Special-purpose subsidiary
                                                              Agency, Inc.

Frazer Association                      Illinois              100% Ampac Insurance                 TPA
license-holder
Consultants, Inc.                                             Agency, Inc.

National Home Life Corporation          Pennsylvania          100% Ampac Insurance
Special-purpose subsidiary
                                                              Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania          100% Ampac Insurance                 Furniture &
equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100% Ampac Insurance                 Administrator
of group
                                                              Agency, Inc.                         insurance
programs

Veterans Insurance Services, Inc.       Delaware              100% Ampac Insurance
Special-purpose subsidiary
                                                              Agency, Inc.

Academy Insurance Group, Inc.           Delaware              100% CGC                             Holding company

Academy Life Insurance Co.              Missouri              100% Academy Insurance               Insurance
company
                                                              Group, Inc.

Pension Life Insurance                  New Jersey            100% Academy Life                    Insurance
company
Company of America                                            Insurance Company

FED Financial, Inc.                     Delaware              100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.           Kansas                100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.           California            100% Academy Insurance               General agent
                                                              Group, Inc.

Ammest Massachusetts                    Massachusetts         100% Academy Insurance
Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                     Pennsylvania          100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Ampac,  Inc.                            Texas                 100% Academy Insurance               Managing
general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100% Academy Insurance
Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Force Financial Group, Inc.             Delaware              100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.          Massachusetts         100% Force Fin. Group, Inc.
Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

NCOAA Management Company                Texas                 100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.                   Georgia               100% Academy Insurance               Automobile club
                                                              Group, Inc.

Unicom Administrative                   Pennsylvania          100% Academy Insurance               Provider of
admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative                   Germany               100%Unicom Administrative            Provider of
admin. services
Services, GmbH                                                Services, Inc.

Capital General Development             Delaware              100% CGC                             Holding company
Corporation

Monumental Life                         Maryland              73.23% Capital General               Insurance
company
Insurance Company                                             Development Company
                                                              26.77% First AUSA Life
                                                              Insurance Company

AEGON Special Markets                   Maryland              100% Monumental Life                 Marketing
company
Group, Inc.                                                   Insurance Company

Peoples Benefit Life                    Iowa                  3.7% CGC                             Insurance
company
Insurance Company                                             20.0% Capital Liberty, L.P.
                                                              76.3% Monumental Life
                                                              Insurance Company

Veterans Life Insurance Co.             Illinois              100% Peoples Benefit                 Insurance
company
                                                              Life Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100% Veterans Life Ins. Co.
Special-purpose subsidiary

Coverna Direct Insurance                Maryland              100% Peoples Benefit                 Insurance
agency
Insurance Agency, Inc.                                        Life Insurance Company

Ammest Realty Corporation               Texas                 100% Monumental Life                 Special
purpose subsidiary
                                                              Insurance Company

JMH Operating Company, Inc.             Mississippi           100% Peoples Benefit Life            Real estate
holdings
                                                              Insurance Company

Capital Liberty, L.P.                   Delaware              99.0% Monumental Life                Holding Company
                                                              Insurance Company
                                                              1.0% CGC
1/23/2001




Item 25.  Indemnification

         Transamerica Investors' Bylaws provide in Article VII as follows:

         Section 1. OFFICERS, DIRECTORS, EMPLOYEES, AGENTS AND OTHERS. The Corporation shall indemnify its Officers, Directors, employees and agents and any person who serves at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

         (a) Every person who is or has been a Director, Officer, employee or agent of the Corporation and persons who serve at the Corporation's request as Director, Officer, employee or agent of another corporation, partnership, ___ joint venture, trust or other enterprise shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Director, Officer, employee or agent of the Corporation or of another employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation and against amounts paid or incurred by him or her in the settlement thereof.

       (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, ___ actions, ___ suits or proceedings ___ (civil, ___ criminal, administrative, ___ legislative, ___ investigative ___ or other, including appeals), actual or threatened, ___ and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (c) No indemnification shall be provided hereunder to a Director, Officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful ___ misfeasance, ___ active and deliberate ___ dishonesty, ___ bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any Director, Officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, Officer, employee or agent and shall insure to the benefit of the heirs, executors and administrators of such a person.

         (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Section 1, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (1) by a majority vote of a quorum of non-party
___ Directors who are not "interested persons" of the Corporation as defined in
Section 2(a)(19) of the Investment Company Act of 1940; (2) by independent legal counsel approved by the Board of Directors in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or (3) by the shareholders.

         (f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding by an Officer, Director, or controlling ___ person of the Corporation in advance of the final disposition of the proceeding (upon receipt by the Corporation of: (a) a written affirmation by the Officer, Director, or controlling person of the Corporation of that person's good faith belief that the standard of conduct necessary for ___ indemnification by the Corporation as authorized in the Maryland General Corporation Law has been met; and (b) a written undertaking by or on behalf of such person to repay the amount if it shall ultimately be determined that the standard of conduct as stated above has not been met) will not be made absent the _______ fulfillment of at least one of the following conditions: (1) the Corporation is insured against losses arising by reason of any lawful advances; or (2) a majority of a quorum of disinterested, non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, ___ or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of Transamerica Investors, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 6/1/00 to 6/1/01. The primary policy under the program is with ICI Mutual Insurance Company.


Item 26.  Business and Other Connections of the Investment Adviser:

Transamerica Investment Management, LLC ("TIM") and Transamerica Investment Services, Inc. (the "Sub-Adviser") are registered investment advisers. TIM is controlled by TIS, which in turn is a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.


Information as to the officers and directors of the Adviser is included in its Form ADV last filed (March 9, 2001 and January 30, 2001, respectively) with the Securities and Exchange Commission (registration numbers 801-57089 and 801-7740 ) and is incorporated herein by reference.



Item 27.  Principal Underwriter

         (a) Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds.

     (b) TSSC is the principal underwriter for the Registrant. Set forth below is a list of the directors and officers of TSSC and their positions with the Registrant.


NAME AND PRINCIPAL           POSITIONS AND OFFICE                   POSITIONS
BUSINESS ADDRESS*            WITH TSSC                           WITH REGISTRANT

Sandy Brown         Director, Senior Vice President and Treasurer
Roy Chong-Kit       Director
George Chuang       Vice President and Chief Financial Officer
Chris Shaw          Vice President and Compliance Officer


* ________ The principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.


Item 28. Location and Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

 Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110; and Boston Financial Data Services, Inc., a subsidiary of State Street, located at 2 Heritage Drive, Quincy, Massachusetts 02171.

Item 29. Management Services

         All management contracts are discussed in Parts A or B.

Items 30. Undertakings

  (a)    Not Applicable.

  (b) Registrant undertakes that it will file a post-effective amendment, using financial statements of a reasonably current date which need not be certified, within four to six months from the commencement of operations of the Funds.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

  (d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the holders of at least 10% of a Fund's outstanding shares, and to assist in communication with other shareholders as required by
Section 16(c).

                                                     SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Investors, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the day of April , 2001.


                          TRANSAMERICA INVESTORS, INC.

                         By: /s/Richard N. Latzer, Chairman*


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signatures                                  Titles             Date


______________________*    Chairman of the Board              April 28, 2001
Richard N. Latzer
______________________*    Treasurer                          April 28, 2001
William T. Miller
______________________*             Director                  April 28,2001
Sidney E. Harris
______________________*             Director                  April 27, 2001
Charles C. Reed
______________________ *            Director                  April 28, 2001
Carl R. Terzian

By:/s/   Regina M. Fink    On April 28, 2001 as Attorney-in-Fact pursuant to
powers of attorney filed herewith.